Schedule of Investments(a)
Invesco ESG S&P 500 Equal Weight ETF (RSPE)
May 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.86%
Communication Services-4.36%
Alphabet, Inc., Class A(b)	310	$38,090
Alphabet, Inc., Class C(b)	270	33,310
AT&T, Inc.	3,079	48,433
Comcast Corp., Class A	1,586	62,409
Electronic Arts, Inc.	473	60,544
Interpublic Group of Cos., Inc. (The)	1,618	60,173
News Corp., Class A	2,659	48,686
News Corp., Class B	819	15,135
Walt Disney Co. (The)(b)	614	54,007
Warner Bros Discovery, Inc.(b)	4,245	47,884
		468,671
Consumer Discretionary-11.19%
Aptiv PLC(b)	565	49,765
Best Buy Co., Inc.	834	60,607
eBay, Inc.	1,388	59,045
Etsy, Inc.(b)	592	47,982
General Motors Co.	1,754	56,847
Hasbro, Inc.(c)	1,154	68,490
Hilton Worldwide Holdings, Inc.	413	56,217
Home Depot, Inc. (The)	204	57,824
Lowe’s Cos., Inc.(c)	290	58,328
Marriott International, Inc., Class A	349	58,559
McDonald’s Corp.	208	59,303
Newell Brands, Inc.	4,841	40,229
NIKE, Inc., Class B	483	50,840
Norwegian Cruise Line Holdings Ltd.(b)(c)	4,602	68,340
Ralph Lauren Corp.(c)	519	55,175
Royal Caribbean Cruises Ltd.(b)	941	76,193
Starbucks Corp.	566	55,264
TJX Cos., Inc. (The)	778	59,743
Tractor Supply Co.	246	51,559
Whirlpool Corp.(c)	435	56,241
Yum! Brands, Inc.	442	56,881
		1,203,432
Consumer Staples-7.40%
Archer-Daniels-Midland Co.	740	52,281
Campbell Soup Co.	1,117	56,464
Colgate-Palmolive Co.	802	59,653
Estee Lauder Cos., Inc. (The), Class A	236	43,431
General Mills, Inc.	696	58,575
Hershey Co. (The)	236	61,289
Kellogg Co.	900	60,093
Kraft Heinz Co. (The)	1,537	58,744
McCormick & Co., Inc.	711	60,954
Mondelez International, Inc., Class A	862	63,279
PepsiCo, Inc.	328	59,811
Target Corp.	373	48,837
Walgreens Boots Alliance, Inc.	1,739	52,814
Walmart, Inc.	404	59,336
		795,561
Financials-15.15%
Aflac, Inc.	905	58,110
Allstate Corp. (The)	521	56,503
American Express Co.	368	58,350
American International Group, Inc.	1,141	60,279
Bank of America Corp.	2,018	56,080
Bank of New York Mellon Corp. (The)	1,341	53,908
Capital One Financial Corp.	611	63,672
Citigroup, Inc.	1,202	53,273
	Shares	Value
Financials-(continued)
Fifth Third Bancorp	2,165	$52,545
Globe Life, Inc.	553	57,059
Goldman Sachs Group, Inc. (The)	180	58,302
Hartford Financial Services Group, Inc. (The)	858	58,790
Invesco Ltd.(d)	3,472	49,927
JPMorgan Chase & Co.	430	58,355
Lincoln National Corp.	2,762	57,781
M&T Bank Corp.	468	55,767
Mastercard, Inc., Class A	163	59,498
MetLife, Inc.	980	48,559
Moody’s Corp.	200	63,376
Morgan Stanley	671	54,861
Nasdaq, Inc.	1,056	58,450
Northern Trust Corp.	697	50,128
PayPal Holdings, Inc.(b)	804	49,840
Principal Financial Group, Inc.	787	51,517
Prudential Financial, Inc.	690	54,296
Regions Financial Corp.	3,156	54,504
S&P Global, Inc.	172	63,198
State Street Corp.	806	54,824
Visa, Inc., Class A(c)	261	57,689
		1,629,441
Health Care-13.75%
Abbott Laboratories	540	55,080
AbbVie, Inc.	376	51,873
Agilent Technologies, Inc.	437	50,548
Amgen, Inc.	246	54,280
Baxter International, Inc.	1,390	56,601
Becton, Dickinson and Co.	234	56,572
Biogen, Inc.(b)	208	61,653
Boston Scientific Corp.(b)	1,147	59,048
Cigna Group (The)	237	58,636
CVS Health Corp.	816	55,513
DaVita, Inc.(b)	726	68,004
Edwards Lifesciences Corp.(b)	701	59,045
Elevance Health, Inc.	133	59,560
Gilead Sciences, Inc.	721	55,474
Hologic, Inc.(b)	722	56,959
Humana, Inc.	123	61,730
Illumina, Inc.(b)	262	51,522
Medtronic PLC	715	59,173
Merck & Co., Inc.	531	58,628
Moderna, Inc.(b)	425	54,277
Quest Diagnostics, Inc.(c)	423	56,111
Regeneron Pharmaceuticals, Inc.(b)	75	55,167
Thermo Fisher Scientific, Inc.	105	53,388
UnitedHealth Group, Inc.	125	60,905
Vertex Pharmaceuticals, Inc.(b)	185	59,860
Waters Corp.(b)	197	49,490
		1,479,097
Industrials-16.21%
American Airlines Group, Inc.(b)(c)	4,450	65,771
Automatic Data Processing, Inc.	279	58,308
Caterpillar, Inc.	270	55,553
CSX Corp.	1,985	60,880
Cummins, Inc.(c)	259	52,942
Deere & Co.	154	53,281
Dover Corp.	411	54,799
Emerson Electric Co.	702	54,531
IDEX Corp.	278	55,366
Illinois Tool Works, Inc.	260	56,870
See accompanying notes which are an integral part of this schedule.

Invesco ESG S&P 500 Equal Weight ETF (RSPE)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Industrials-(continued)
Ingersoll Rand, Inc.	1,091	$61,816
J.B. Hunt Transport Services, Inc.(c)	340	56,770
Johnson Controls International PLC	1,029	61,431
Norfolk Southern Corp.	289	60,164
Otis Worldwide Corp.	735	58,440
PACCAR, Inc.	832	57,225
Paychex, Inc.	553	58,026
Pentair PLC	1,149	63,735
Republic Services, Inc.	441	62,459
Robert Half International, Inc.(c)	802	52,146
Rockwell Automation, Inc.	221	61,571
Stanley Black & Decker, Inc.	755	56,602
Trane Technologies PLC	344	56,151
Union Pacific Corp.	300	57,756
United Parcel Service, Inc., Class B	309	51,603
United Rentals, Inc.	160	53,406
Verisk Analytics, Inc.	315	69,020
W.W. Grainger, Inc.	91	59,061
Waste Management, Inc.	367	59,425
Xylem, Inc.	585	58,617
		1,743,725
Information Technology-15.56%
Adobe, Inc.(b)	160	66,846
Akamai Technologies, Inc.(b)	738	67,985
Applied Materials, Inc.	550	73,315
Arista Networks, Inc.(b)	384	63,875
Autodesk, Inc.(b)	309	61,611
Cisco Systems, Inc.	1,263	62,733
Fortinet, Inc.(b)	900	61,497
Gen Digital, Inc.	3,394	59,531
Hewlett Packard Enterprise Co.	4,055	58,473
HP, Inc.	2,008	58,352
Intel Corp.	1,947	61,214
Intuit, Inc.	136	57,000
Juniper Networks, Inc.	1,910	58,007
Keysight Technologies, Inc.(b)	408	66,014
Lam Research Corp.	124	76,471
Micron Technology, Inc.	999	68,132
Microsoft Corp.	210	68,962
Motorola Solutions, Inc.	210	59,203
NVIDIA Corp.	217	82,100
ON Semiconductor Corp.(b)	789	65,960
QUALCOMM, Inc.	512	58,066
Salesforce, Inc.(b)	305	68,131
ServiceNow, Inc.(b)	128	69,732
TE Connectivity Ltd.	473	57,933
Texas Instruments, Inc.	343	59,641
Tyler Technologies, Inc.(b)	160	63,514
		1,674,298
Materials-6.03%
Air Products and Chemicals, Inc.	209	56,250
Albemarle Corp.(c)	298	57,672
Ball Corp.	1,162	59,448
CF Industries Holdings, Inc.	814	50,069
	Shares	Value
Materials-(continued)
Dow, Inc.	1,075	$52,439
Ecolab, Inc.	368	60,738
Freeport-McMoRan, Inc.	1,448	49,724
Linde PLC	166	58,708
LyondellBasell Industries N.V., Class A	629	53,805
Mosaic Co. (The)	1,333	42,603
Newmont Corp.	1,257	50,971
PPG Industries, Inc.	432	56,717
		649,144
Real Estate-7.09%
Alexandria Real Estate Equities, Inc.	484	54,914
Boston Properties, Inc.	1,124	54,705
CBRE Group, Inc., Class A(b)(c)	840	62,933
Digital Realty Trust, Inc.	628	64,345
Healthpeak Properties, Inc.	2,838	56,646
Host Hotels & Resorts, Inc.	3,683	61,138
Iron Mountain, Inc.(c)	1,128	60,258
Kimco Realty Corp.	3,159	58,062
Prologis, Inc.	485	60,407
Regency Centers Corp.	997	56,101
Ventas, Inc.	1,356	58,498
Welltower, Inc.	795	59,315
Weyerhaeuser Co.	1,927	55,228
		762,550
Utilities-3.12%
American Water Works Co., Inc.	407	58,791
CenterPoint Energy, Inc.	1,988	56,081
Edison International	834	56,312
Eversource Energy	768	53,169
Exelon Corp.	1,409	55,867
Sempra Energy	384	55,115
		335,335
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.86% (Cost $11,435,803)		10,741,254
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.85%
Invesco Private Government Fund, 5.10%(d)(e)(f)	206,281	206,281
Invesco Private Prime Fund, 5.22%(d)(e)(f)	530,639	530,586
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $736,901)		736,867
TOTAL INVESTMENTS IN SECURITIES-106.71% (Cost $12,172,704)		11,478,121
OTHER ASSETS LESS LIABILITIES-(6.71)%		(721,848)
NET ASSETS-100.00%		$10,756,273

See accompanying notes which are an integral part of this schedule.

Invesco ESG S&P 500 Equal Weight ETF (RSPE)—(continued)
May 31, 2023
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Invesco Ltd.	$48,191	$28,583	$(17,134)	$(6,441)	$(3,272)	$49,927	$1,917
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	5,917	244,033	(249,950)	-	-	-	129
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	17,739	2,084,705	(1,896,163)	-	-	206,281	2,570*
Invesco Private Prime Fund	45,613	3,758,294	(3,273,201)	(34)	(86)	530,586	6,759*
Total	$117,460	$6,115,615	$(5,436,448)	$(6,475)	$(3,358)	$786,794	$11,375

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Russell 1000 Equal Weight ETF (EQAL)
May 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Communication Services-6.76%
Activision Blizzard, Inc.(b)	3,897	$312,539
Alphabet, Inc., Class A(b)	3,961	486,688
Altice USA, Inc., Class A(b)(c)	662,559	1,696,151
AMC Entertainment Holdings, Inc., Class A(b)(c)	53,940	242,730
AT&T, Inc.	137,855	2,168,459
Cable One, Inc.(c)	3,851	2,356,157
Charter Communications, Inc., Class A(b)(c)	7,369	2,403,399
Comcast Corp., Class A	71,180	2,800,933
DISH Network Corp., Class A(b)(c)	223,430	1,436,655
Electronic Arts, Inc.	2,763	353,664
Fox Corp., Class A(c)	9,151	285,511
Frontier Communications Parent, Inc.(b)(c)	98,563	1,466,618
IAC, Inc.(b)	7,252	404,952
Interpublic Group of Cos., Inc. (The)	8,918	331,660
Liberty Broadband Corp.(b)(d)	22,093	0
Liberty Broadband Corp., Class C(b)	31,488	2,333,261
Liberty Media Corp.-Liberty Formula One, Class C(b)	4,447	313,069
Liberty Media Corp.-Liberty SiriusXM, Class C(b)	10,587	296,013
Live Nation Entertainment, Inc.(b)(c)	4,484	358,451
Lumen Technologies, Inc.	876,684	1,735,834
Madison Square Garden Sports Corp., Class A	1,602	282,993
Match Group, Inc.(b)	9,957	343,517
Meta Platforms, Inc., Class A(b)	2,009	531,823
Netflix, Inc.(b)	1,031	407,482
New York Times Co. (The), Class A	8,331	295,084
News Corp., Class A	18,723	342,818
Nexstar Media Group, Inc., Class A	1,900	286,748
Omnicom Group, Inc.	3,484	307,254
Paramount Global, Class B(c)	14,601	222,081
Pinterest, Inc., Class A(b)	14,667	351,128
Playtika Holding Corp.(b)	32,737	328,352
Roblox Corp., Class A(b)(c)	7,632	319,476
Roku, Inc., Class A(b)(c)	41,795	2,432,469
Sirius XM Holdings, Inc.(c)	80,164	285,384
Spotify Technology S.A.(b)	2,467	367,336
Take-Two Interactive Software, Inc.(b)	2,696	371,320
T-Mobile US, Inc.(b)	17,908	2,457,873
Trade Desk, Inc. (The), Class A(b)	5,468	383,197
TripAdvisor, Inc.(b)(c)	15,204	236,574
Verizon Communications, Inc.	69,095	2,461,855
Walt Disney Co. (The)(b)	3,160	277,954
Warner Bros Discovery, Inc.(b)	20,629	232,695
World Wrestling Entertainment, Inc., Class A	3,765	381,470
ZoomInfo Technologies, Inc., Class A(b)	15,052	372,236
		36,061,863
Consumer Discretionary-6.87%
ADT, Inc.(c)	37,201	211,674
Advance Auto Parts, Inc.	2,365	172,385
Airbnb, Inc., Class A(b)(c)	2,550	279,914
Amazon.com, Inc.(b)	3,308	398,879
Aptiv PLC(b)	2,683	236,319
Aramark	8,480	334,790
AutoNation, Inc.(b)	2,159	282,656
AutoZone, Inc.(b)	139	331,771
Bath & Body Works, Inc.	8,005	282,096
Best Buy Co., Inc.	3,863	280,724
Booking Holdings, Inc.(b)	134	336,175
BorgWarner, Inc.	6,240	276,619
Boyd Gaming Corp.	4,826	307,561
	Shares	Value
Consumer Discretionary-(continued)
Bright Horizons Family Solutions, Inc.(b)(c)	3,720	$318,432
Brunswick Corp.(c)	3,333	251,642
Burlington Stores, Inc.(b)	1,477	222,229
Caesars Entertainment, Inc.(b)	6,200	254,262
Capri Holdings Ltd.(b)	6,871	241,172
CarMax, Inc.(b)(c)	4,616	333,321
Carnival Corp.(b)(c)	30,509	342,616
Carter’s, Inc.(c)	4,233	263,166
Carvana Co.(b)(c)	36,114	466,593
Chipotle Mexican Grill, Inc.(b)	217	450,598
Choice Hotels International, Inc.(c)	2,590	293,939
Churchill Downs, Inc.(c)	2,557	347,292
Columbia Sportswear Co.	3,502	258,553
D.R. Horton, Inc.	3,204	342,315
Darden Restaurants, Inc.(c)	2,099	332,733
Deckers Outdoor Corp.(b)	737	350,075
Dick’s Sporting Goods, Inc.(c)	2,052	261,651
Domino’s Pizza, Inc.	989	286,662
DoorDash, Inc., Class A(b)(c)	6,598	430,783
DraftKings, Inc., Class A(b)	16,256	379,415
eBay, Inc.	7,098	301,949
Etsy, Inc.(b)	2,840	230,182
Expedia Group, Inc.(b)	3,049	291,820
Five Below, Inc.(b)	1,542	266,026
Floor & Decor Holdings, Inc., Class A(b)(c)	3,577	326,616
Ford Motor Co.	24,477	293,724
GameStop Corp., Class A(b)(c)	17,393	418,302
Gap, Inc. (The)(c)	26,332	211,183
Garmin Ltd.	3,137	323,582
General Motors Co.	8,047	260,803
Gentex Corp.	11,071	290,724
Genuine Parts Co.	1,867	278,052
Grand Canyon Education, Inc.(b)	2,805	293,852
H&R Block, Inc.	8,423	251,427
Hanesbrands, Inc.(c)	56,945	234,044
Harley-Davidson, Inc.	7,352	228,721
Hasbro, Inc.(c)	5,948	353,014
Hilton Worldwide Holdings, Inc.	2,136	290,752
Home Depot, Inc. (The)	1,055	299,040
Hyatt Hotels Corp., Class A(c)	2,713	291,593
Kohl’s Corp.	11,633	213,117
Las Vegas Sands Corp.(b)	5,387	296,985
Lear Corp.	2,219	272,183
Leggett & Platt, Inc.(c)	9,406	286,695
Lennar Corp., Class A	3,118	334,000
Leslie’s, Inc.(b)(c)	24,521	232,459
Lithia Motors, Inc., Class A(c)	1,206	281,336
LKQ Corp.	5,444	287,171
Lowe’s Cos., Inc.(c)	1,546	310,947
Lucid Group, Inc.(b)(c)	38,095	295,617
lululemon athletica, inc.(b)(c)	1,014	336,577
Macy’s, Inc.(c)	14,902	202,518
Marriott International, Inc., Class A	1,836	308,062
Marriott Vacations Worldwide Corp.	2,050	252,601
Mattel, Inc.(b)(c)	17,751	309,045
McDonald’s Corp.	1,173	334,434
MGM Resorts International	7,056	277,230
Mister Car Wash, Inc.(b)(c)	35,353	291,662
Mohawk Industries, Inc.(b)	2,847	262,038
Newell Brands, Inc.	23,407	194,512
NIKE, Inc., Class B	2,597	273,360
Nordstrom, Inc.(c)	16,161	247,263
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Norwegian Cruise Line Holdings Ltd.(b)(c)	21,190	$314,671
NVR, Inc.(b)	63	349,916
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	5,490	302,609
O’Reilly Automotive, Inc.(b)	403	364,034
Peloton Interactive, Inc., Class A(b)(c)	23,919	174,130
Penn Entertainment, Inc.(b)(c)	10,443	261,493
Penske Automotive Group, Inc.(c)	2,086	288,327
Petco Health & Wellness Co., Inc.(b)(c)	30,571	233,562
Planet Fitness, Inc., Class A(b)(c)	3,933	251,476
Polaris, Inc.	2,673	287,909
Pool Corp.(c)	879	277,966
PulteGroup, Inc.	5,614	370,973
PVH Corp.	4,003	344,338
QuantumScape Corp.(b)(c)	41,606	270,023
Ralph Lauren Corp.(c)	2,650	281,721
RH(b)(c)	1,146	280,747
Rivian Automotive, Inc., Class A(b)(c)	20,949	308,579
Ross Stores, Inc.	2,904	300,912
Royal Caribbean Cruises Ltd.(b)	4,477	362,503
Service Corp. International	4,659	296,359
Six Flags Entertainment Corp.(b)(c)	11,199	286,134
Skechers U.S.A., Inc., Class A(b)	7,027	360,977
Starbucks Corp.	3,059	298,681
Tapestry, Inc.	7,325	293,146
Tempur Sealy International, Inc.	7,567	269,688
Tesla, Inc.(b)	1,776	362,180
Thor Industries, Inc.(c)	3,536	276,763
TJX Cos., Inc. (The)	4,077	313,073
Toll Brothers, Inc.	5,231	354,139
TopBuild Corp.(b)	1,422	286,761
Tractor Supply Co.	1,361	285,252
Travel + Leisure Co.	7,436	271,191
Ulta Beauty, Inc.(b)(c)	590	241,800
Under Armour, Inc., Class A(b)(c)	33,000	237,930
Vail Resorts, Inc.(c)	1,358	330,266
Valvoline, Inc.	37,285	1,435,472
VF Corp.	13,263	228,389
Victoria’s Secret & Co.(b)	9,387	191,683
Wayfair, Inc., Class A(b)(c)	8,423	339,615
Wendy’s Co. (The)	14,433	317,670
Whirlpool Corp.	2,280	294,781
Williams-Sonoma, Inc.(c)	2,473	280,710
Wyndham Hotels & Resorts, Inc.	4,201	286,718
Wynn Resorts Ltd.	2,786	274,978
YETI Holdings, Inc.(b)(c)	8,083	295,595
Yum! Brands, Inc.	2,443	314,390
		36,644,460
Consumer Staples-9.34%
Albertson’s Cos., Inc., Class A	49,614	1,010,141
Altria Group, Inc.	21,149	939,439
Archer-Daniels-Midland Co.	12,693	896,760
BJ’s Wholesale Club Holdings, Inc.(b)	4,027	252,292
Boston Beer Co., Inc. (The), Class A(b)(c)	3,073	1,037,137
Brown-Forman Corp., Class B	15,881	980,969
Bunge Ltd.	10,424	965,679
Campbell Soup Co.	18,939	957,366
Casey’s General Stores, Inc.	4,567	1,030,544
Church & Dwight Co., Inc.	11,855	1,095,995
Clorox Co. (The)	6,628	1,048,417
Coca-Cola Co. (The)	16,665	994,234
Colgate-Palmolive Co.	13,853	1,030,386
Conagra Brands, Inc.	28,307	987,065
	Shares	Value
Consumer Staples-(continued)
Constellation Brands, Inc., Class A	4,611	$1,120,335
Costco Wholesale Corp.	645	329,956
Coty, Inc., Class A(b)	27,645	299,672
Darling Ingredients, Inc.(b)(c)	16,199	1,026,693
Dollar General Corp.	1,399	281,325
Dollar Tree, Inc.(b)	2,183	294,443
Estee Lauder Cos., Inc. (The), Class A	1,268	233,350
Flowers Foods, Inc.	36,359	908,248
Freshpet, Inc.(b)(c)	16,554	989,267
General Mills, Inc.	12,575	1,058,312
Grocery Outlet Holding Corp.(b)(c)	36,476	1,047,591
Hershey Co. (The)	4,150	1,077,755
Hormel Foods Corp.	24,877	951,545
Ingredion, Inc.(c)	10,165	1,063,259
JM Smucker Co. (The)	6,676	978,635
Kellogg Co.	15,436	1,030,662
Keurig Dr Pepper, Inc.	28,617	890,561
Kimberly-Clark Corp.	8,087	1,085,922
Kraft Heinz Co. (The)	26,165	1,000,026
Kroger Co. (The)	20,979	950,978
Lamb Weston Holdings, Inc.	9,983	1,110,110
McCormick & Co., Inc.	13,740	1,177,930
Molson Coors Beverage Co., Class B	18,648	1,153,379
Mondelez International, Inc., Class A	15,267	1,120,750
Monster Beverage Corp.(b)	19,424	1,138,635
Olaplex Holdings, Inc.(b)(c)	246,499	778,937
PepsiCo, Inc.	5,757	1,049,789
Performance Food Group Co.(b)	17,878	988,475
Philip Morris International, Inc.	10,027	902,530
Pilgrim’s Pride Corp.(b)	41,705	925,851
Post Holdings, Inc.(b)	11,266	957,159
Procter & Gamble Co. (The)	7,255	1,033,837
Reynolds Consumer Products, Inc.(c)	37,120	1,018,573
Seaboard Corp.	287	1,090,436
Spectrum Brands Holdings, Inc.	16,379	1,182,728
Sysco Corp.	13,310	931,034
Target Corp.	1,907	249,684
Tyson Foods, Inc., Class A	17,242	873,135
US Foods Holding Corp.(b)	26,641	1,059,779
Walgreens Boots Alliance, Inc.	29,674	901,199
Walmart, Inc.	2,226	326,933
		49,815,842
Energy-7.63%
Antero Midstream Corp.	116,192	1,186,320
Antero Resources Corp.(b)	49,604	1,012,418
APA Corp.	32,537	1,034,026
Baker Hughes Co., Class A	40,049	1,091,335
Cheniere Energy, Inc.	7,857	1,098,173
Chesapeake Energy Corp.(c)	15,731	1,183,758
Chevron Corp.	7,484	1,127,240
ConocoPhillips	11,382	1,130,233
Coterra Energy, Inc.	47,842	1,112,326
Devon Energy Corp.	22,725	1,047,623
Diamondback Energy, Inc.	8,597	1,093,109
DT Midstream, Inc.	23,739	1,079,175
Enviva, Inc.(c)	35,338	310,268
EOG Resources, Inc.	10,445	1,120,644
EQT Corp.	38,411	1,335,550
Exxon Mobil Corp.	11,008	1,124,797
Halliburton Co.	33,746	966,823
Hess Corp.	8,980	1,137,497
HF Sinclair Corp.	24,090	998,290

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Energy-(continued)
Kinder Morgan, Inc.	70,238	$1,131,534
Marathon Oil Corp.	48,971	1,085,197
Marathon Petroleum Corp.	9,356	981,538
New Fortress Energy, Inc.	36,538	959,853
NOV, Inc.	56,982	801,737
Occidental Petroleum Corp.	19,825	1,143,109
ONEOK, Inc.	18,337	1,038,974
Ovintiv, Inc.	29,692	981,914
PDC Energy, Inc.	17,980	1,233,788
Phillips 66	11,904	1,090,525
Pioneer Natural Resources Co.	5,958	1,188,264
Range Resources Corp.	45,716	1,251,247
Schlumberger N.V.	23,010	985,518
Southwestern Energy Co.(b)	238,066	1,135,575
Targa Resources Corp.	15,977	1,087,235
Texas Pacific Land Corp.	699	911,286
Valero Energy Corp.	9,097	973,743
Vitesse Energy, Inc.	60,223	1,390,549
Williams Cos., Inc. (The)	40,262	1,153,909
		40,715,100
Financials-9.53%
Affiliated Managers Group, Inc.	2,397	333,399
Affirm Holdings, Inc.(b)(c)	25,128	373,402
Aflac, Inc.	5,593	359,127
AGNC Investment Corp.	34,597	317,946
Allstate Corp. (The)	3,045	330,230
Ally Financial, Inc.	13,228	352,791
American Express Co.	1,652	261,941
American Financial Group, Inc.	2,929	328,839
American International Group, Inc.	6,478	342,233
Ameriprise Financial, Inc.	1,152	343,837
Annaly Capital Management, Inc.(c)	18,767	354,321
Aon PLC, Class A	1,232	379,813
Apollo Global Management, Inc.(c)	5,362	358,450
Arch Capital Group Ltd.(b)	5,325	371,153
Ares Management Corp., Class A	4,544	395,737
Arthur J. Gallagher & Co.	1,958	392,246
Assurant, Inc.	3,030	363,570
Assured Guaranty Ltd.	6,543	338,600
AXIS Capital Holdings Ltd.(c)	6,316	327,800
Bank of America Corp.	11,832	328,811
Bank of Hawaii Corp.	5,348	209,374
Bank of New York Mellon Corp. (The)	7,528	302,626
Bank OZK(c)	9,508	328,787
Berkshire Hathaway, Inc., Class B(b)	1,197	384,333
BlackRock, Inc.	557	366,255
Blackstone, Inc., Class A	4,246	363,627
Block, Inc., Class A(b)	3,854	232,743
Blue Owl Capital, Inc.(c)	30,585	313,496
BOK Financial Corp.	3,811	309,911
Brighthouse Financial, Inc.(b)	6,969	280,572
Brown & Brown, Inc.	6,526	406,766
Capital One Financial Corp.	2,824	294,289
Carlyle Group, Inc. (The)(c)	10,908	298,988
Cboe Global Markets, Inc.	2,993	396,333
Charles Schwab Corp. (The)	5,443	286,792
Chubb Ltd.	1,838	341,500
Cincinnati Financial Corp.	3,136	302,624
Citigroup, Inc.	7,426	329,120
Citizens Financial Group, Inc.	10,097	260,301
CME Group, Inc., Class A	2,047	365,901
CNA Financial Corp.	8,966	330,487
	Shares	Value
Financials-(continued)
Coinbase Global, Inc., Class A(b)(c)	6,246	$388,501
Columbia Banking System, Inc.	14,641	293,259
Comerica, Inc.	5,829	210,427
Commerce Bancshares, Inc.	5,859	280,939
Corebridge Financial, Inc.	19,435	323,010
Credit Acceptance Corp.(b)(c)	847	377,491
Cullen/Frost Bankers, Inc.	3,028	303,406
Discover Financial Services	3,441	353,528
East West Bancorp, Inc.	5,414	259,060
Equitable Holdings, Inc.	12,653	310,505
Erie Indemnity Co., Class A(c)	1,589	340,205
Euronet Worldwide, Inc.(b)(c)	2,696	300,334
Evercore, Inc., Class A	2,905	313,595
Everest Re Group Ltd.	984	334,580
F&G Annuities & Life, Inc.(c)	18,973	392,362
F.N.B. Corp.	28,017	307,907
FactSet Research Systems, Inc.	893	343,707
Fidelity National Financial, Inc.	9,947	339,591
Fidelity National Information Services, Inc.	4,739	258,607
Fifth Third Bancorp	11,414	277,018
First American Financial Corp.	6,745	370,503
First Citizens BancShares, Inc., Class A	565	704,668
First Hawaiian, Inc.(c)	15,154	249,889
First Horizon Corp.	17,271	178,064
Fiserv, Inc.(b)	2,475	277,670
FleetCor Technologies, Inc.(b)	1,398	316,717
Franklin Resources, Inc.(c)	12,993	311,962
Global Payments, Inc.	2,698	263,568
Globe Life, Inc.	3,150	325,017
Goldman Sachs Group, Inc. (The)	1,054	341,391
Hanover Insurance Group, Inc. (The)	2,755	307,072
Hartford Financial Services Group, Inc. (The)	5,031	344,724
Huntington Bancshares, Inc.(c)	26,336	271,524
Interactive Brokers Group, Inc., Class A	4,217	325,679
Intercontinental Exchange, Inc.	3,636	385,234
Invesco Ltd.(e)	21,245	305,503
Jack Henry & Associates, Inc.	1,756	268,475
Janus Henderson Group PLC	13,736	360,982
Jefferies Financial Group, Inc.	10,491	315,464
JPMorgan Chase & Co.	2,781	377,410
Kemper Corp.	6,126	265,133
KeyCorp	22,526	210,393
KKR & Co., Inc., Class A	6,656	342,717
Lazard Ltd., Class A(c)	10,045	288,191
Lincoln National Corp.	13,250	277,190
Loews Corp.	6,243	349,608
LPL Financial Holdings, Inc.	1,500	292,170
M&T Bank Corp.	2,706	322,447
Markel Group, Inc.(b)(c)	311	408,881
MarketAxess Holdings, Inc.	1,030	280,582
Marsh & McLennan Cos., Inc.	2,288	396,236
Mastercard, Inc., Class A	820	299,316
MetLife, Inc.	5,610	277,976
MGIC Investment Corp.	27,132	410,236
Moody’s Corp.	1,240	392,931
Morgan Stanley	3,935	321,726
Morningstar, Inc.(c)	1,816	371,735
MSCI, Inc.	690	324,666
Nasdaq, Inc.	6,673	369,351
New York Community Bancorp, Inc.	46,131	474,227
Northern Trust Corp.	4,143	297,965
Old Republic International Corp.	14,648	358,730

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Financials-(continued)
OneMain Holdings, Inc.	9,083	$343,882
PacWest Bancorp(c)	18,185	117,293
PayPal Holdings, Inc.(b)	3,735	231,533
Pinnacle Financial Partners, Inc.	5,799	282,121
PNC Financial Services Group, Inc. (The)	2,614	302,780
Popular, Inc.	5,819	332,730
Primerica, Inc.	2,114	384,790
Principal Financial Group, Inc.	4,608	301,640
Progressive Corp. (The)	2,560	327,450
Prosperity Bancshares, Inc.	5,386	307,971
Prudential Financial, Inc.	4,007	315,311
Raymond James Financial, Inc.	3,629	327,880
Regions Financial Corp.(c)	17,520	302,570
Reinsurance Group of America, Inc.	2,618	366,520
RenaissanceRe Holdings Ltd. (Bermuda)	1,804	339,819
Rithm Capital Corp.(c)	42,352	344,745
Robinhood Markets, Inc., Class A(b)(c)	38,290	341,547
Rocket Cos., Inc., Class A(b)(c)	43,643	350,017
Ryan Specialty Holdings, Inc., Class A(b)(c)	9,509	387,872
S&P Global, Inc.	1,083	397,927
SEI Investments Co.	6,251	353,682
Shift4 Payments, Inc., Class A(b)(c)	4,129	258,971
SLM Corp.	26,486	404,176
SoFi Technologies, Inc.(b)(c)	59,405	412,271
Starwood Property Trust, Inc.(c)	19,139	335,889
State Street Corp.	4,368	297,111
Stifel Financial Corp.	5,825	323,695
Synchrony Financial	8,533	264,182
Synovus Financial Corp.(c)	10,100	273,609
T. Rowe Price Group, Inc.(c)	3,248	348,056
TFS Financial Corp.	28,089	317,687
Toast, Inc., Class A(b)(c)	19,901	417,324
Tradeweb Markets, Inc., Class A	5,143	344,324
Travelers Cos., Inc. (The)	2,102	355,742
Truist Financial Corp.	8,690	264,784
U.S. Bancorp	8,536	255,226
Unum Group	8,496	369,151
Upstart Holdings, Inc.(b)(c)	22,302	607,506
UWM Holdings Corp.(c)	78,799	404,239
Virtu Financial, Inc., Class A	20,697	364,060
Visa, Inc., Class A(c)	1,312	289,991
Voya Financial, Inc.	5,011	339,746
W.R. Berkley Corp.	5,683	316,429
Webster Financial Corp.	7,977	283,582
Wells Fargo & Co.	8,805	350,527
Western Alliance Bancorporation	5,782	196,010
Western Union Co. (The)	25,030	285,092
WEX, Inc.(b)	1,547	256,570
White Mountains Insurance Group Ltd.	292	395,423
Willis Towers Watson PLC	1,552	339,655
Wintrust Financial Corp.	4,416	280,725
Zions Bancorporation N.A.(c)	8,751	238,815
		50,851,674
Health Care-9.90%
10X Genomics, Inc., Class A(b)(c)	9,477	497,163
Abbott Laboratories	4,568	465,936
AbbVie, Inc.	3,014	415,811
Acadia Healthcare Co., Inc.(b)	6,402	452,173
Agilent Technologies, Inc.	3,197	369,797
agilon health, inc.(b)(c)	18,949	376,706
Align Technology, Inc.(b)	1,395	394,311
Alnylam Pharmaceuticals, Inc.(b)(c)	2,415	446,799
	Shares	Value
Health Care-(continued)
Amedisys, Inc.(b)	5,386	$408,959
AmerisourceBergen Corp.	6,597	1,122,480
Amgen, Inc.	1,972	435,122
Avantor, Inc.(b)(c)	19,822	395,251
Azenta, Inc.(b)	10,579	457,542
Baxter International, Inc.	11,412	464,697
Becton, Dickinson and Co.	1,926	465,630
Biogen, Inc.(b)	1,727	511,900
BioMarin Pharmaceutical, Inc.(b)	4,820	419,051
Bio-Rad Laboratories, Inc., Class A(b)	925	345,349
Bio-Techne Corp.	6,011	491,640
Boston Scientific Corp.(b)	9,477	487,876
Bristol-Myers Squibb Co.	6,707	432,199
Bruker Corp.	6,048	417,917
Cardinal Health, Inc.	6,251	514,457
Catalent, Inc.(b)	6,345	236,224
Centene Corp.(b)	6,794	424,014
Certara, Inc.(b)(c)	21,120	438,874
Charles River Laboratories International, Inc.(b)	2,083	402,811
Chemed Corp.	881	470,251
Cigna Group (The)	1,637	405,010
Cooper Cos., Inc. (The)	1,354	503,052
CVS Health Corp.	12,879	876,158
Danaher Corp.	1,847	424,108
DaVita, Inc.(b)	5,994	561,458
Definitive Healthcare Corp.(b)(c)	32,286	314,466
DENTSPLY SIRONA, Inc.	12,000	433,440
DexCom, Inc.(b)	3,987	467,516
Doximity, Inc., Class A(b)(c)	14,393	441,433
Edwards Lifesciences Corp.(b)	5,894	496,452
Elanco Animal Health, Inc.(b)	44,009	358,673
Elevance Health, Inc.	969	433,938
Eli Lilly and Co.	1,403	602,532
Encompass Health Corp.	8,240	511,045
Enhabit, Inc.(b)(c)	32,005	344,374
Enovis Corp.(b)	8,087	426,428
Envista Holdings Corp.(b)	11,825	377,099
Exact Sciences Corp.(b)(c)	6,923	564,778
Exelixis, Inc.(b)	26,882	518,285
GE HealthCare Technologies, Inc.(b)	5,867	466,485
Gilead Sciences, Inc.	5,656	435,173
Globus Medical, Inc., Class A(b)(c)	8,096	438,237
Guardant Health, Inc.(b)(c)	16,532	484,718
HCA Healthcare, Inc.	1,779	469,994
Henry Schein, Inc.(b)	5,791	427,955
Hologic, Inc.(b)	5,693	449,121
Horizon Therapeutics PLC(b)	4,073	407,422
Humana, Inc.	912	457,706
ICU Medical, Inc.(b)(c)	2,887	504,907
IDEXX Laboratories, Inc.(b)	945	439,208
Illumina, Inc.(b)	2,199	432,433
Incyte Corp.(b)	6,120	376,686
Insulet Corp.(b)	1,580	433,315
Integra LifeSciences Holdings Corp.(b)	8,315	315,554
Intuitive Surgical, Inc.(b)	1,956	602,135
Ionis Pharmaceuticals, Inc.(b)	12,898	527,528
IQVIA Holdings, Inc.(b)(c)	2,194	432,021
Jazz Pharmaceuticals PLC(b)(c)	3,227	413,572
Johnson & Johnson	2,965	459,753
Laboratory Corp. of America Holdings	2,003	425,698
Maravai LifeSciences Holdings, Inc., Class A(b)	29,793	382,542

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Health Care-(continued)
Masimo Corp.(b)(c)	2,561	$414,472
McKesson Corp.	2,957	1,155,714
Medtronic PLC	5,708	472,394
Merck & Co., Inc.	4,154	458,643
Mettler-Toledo International, Inc.(b)	212	280,236
Mirati Therapeutics, Inc.(b)(c)	10,924	405,936
Moderna, Inc.(b)	3,266	417,101
Molina Healthcare, Inc.(b)	1,689	462,617
Natera, Inc.(b)(c)	7,749	365,055
Neurocrine Biosciences, Inc.(b)	4,610	412,733
Novavax, Inc.(b)(c)	68,220	549,171
Novocure Ltd.(b)(c)	6,335	454,916
Organon & Co.	19,131	370,950
Penumbra, Inc.(b)(c)	1,798	552,597
Perrigo Co. PLC	12,337	394,291
Pfizer, Inc.	11,262	428,181
Premier, Inc., Class A	14,360	359,000
QIAGEN N.V.(b)	9,708	438,413
Quest Diagnostics, Inc.	3,302	438,010
QuidelOrtho Corp.(b)(c)	5,165	439,748
Regeneron Pharmaceuticals, Inc.(b)	604	444,278
Repligen Corp.(b)(c)	2,575	432,394
ResMed, Inc.	2,111	444,978
Revvity, Inc.	3,616	416,997
Royalty Pharma PLC, Class A	13,292	435,180
Sarepta Therapeutics, Inc.(b)	2,992	369,811
Seagen, Inc.(b)	2,561	501,188
Sotera Health Co.(b)(c)	26,574	374,428
STERIS PLC(c)	2,453	490,526
Stryker Corp.	1,661	457,738
Syneos Health, Inc.(b)	12,047	501,155
Tandem Diabetes Care, Inc.(b)(c)	11,277	293,089
Teladoc Health, Inc.(b)(c)	18,478	427,766
Teleflex, Inc.	1,959	459,875
Tenet Healthcare Corp.(b)	8,163	581,206
Thermo Fisher Scientific, Inc.	809	411,344
Ultragenyx Pharmaceutical, Inc.(b)	11,235	554,560
United Therapeutics Corp.(b)	1,991	417,592
UnitedHealth Group, Inc.	962	468,725
Universal Health Services, Inc., Class B	3,747	495,091
Veeva Systems, Inc., Class A(b)	2,644	438,111
Vertex Pharmaceuticals, Inc.(b)	1,557	503,799
Viatris, Inc.	43,913	401,804
Waters Corp.(b)	911	228,861
West Pharmaceutical Services, Inc.	1,421	475,509
Zimmer Biomet Holdings, Inc.	3,654	465,300
Zoetis, Inc.	2,677	436,378
		52,801,209
Industrials-10.53%
3M Co.(c)	2,689	250,911
A.O. Smith Corp.	4,199	268,484
Acuity Brands, Inc.	1,444	217,596
Advanced Drainage Systems, Inc.	3,184	308,116
AECOM	3,236	252,570
AGCO Corp.	2,058	226,956
Air Lease Corp., Class A	7,160	272,223
Alaska Air Group, Inc.(b)	6,401	287,597
Allegion PLC	2,565	268,658
Allison Transmission Holdings, Inc.	6,010	284,273
American Airlines Group, Inc.(b)(c)	19,206	283,865
AMETEK, Inc.	2,056	298,264
Armstrong World Industries, Inc.	3,900	243,516
	Shares	Value
Industrials-(continued)
Automatic Data Processing, Inc.	1,319	$275,658
Avis Budget Group, Inc.(b)(c)	1,466	245,980
Axon Enterprise, Inc.(b)	1,326	255,799
AZEK Co., Inc. (The)(b)(c)	12,300	285,975
Boeing Co. (The)(b)	1,410	290,037
Booz Allen Hamilton Holding Corp.	3,122	314,011
Broadridge Financial Solutions, Inc.	2,578	378,244
Builders FirstSource, Inc.(b)	3,403	394,578
BWX Technologies, Inc.	4,507	271,862
C.H. Robinson Worldwide, Inc.	2,752	260,174
CACI International, Inc., Class A(b)	1,300	388,986
Carlisle Cos., Inc.(c)	1,114	236,658
Carrier Global Corp.	6,173	252,476
Caterpillar, Inc.	1,188	244,431
Ceridian HCM Holding, Inc.(b)(c)	5,165	319,455
ChargePoint Holdings, Inc.(b)(c)	117,746	1,138,604
Cintas Corp.	665	313,973
Clarivate PLC(b)(c)	34,482	268,960
Clean Harbors, Inc.(b)(c)	8,343	1,171,357
Concentrix Corp.	2,690	235,913
Copa Holdings S.A., Class A (Panama)	3,282	344,807
Copart, Inc.(b)	4,378	383,469
Core & Main, Inc., Class A(b)(c)	12,400	331,576
CoStar Group, Inc.(b)(c)	10,966	870,700
Crane Co.	2,615	190,006
Crane NXT Co.	2,443	128,575
CSX Corp.	9,520	291,978
Cummins, Inc.(c)	1,138	232,619
Curtiss-Wright Corp.	1,647	260,325
Deere & Co.	688	238,034
Delta Air Lines, Inc.(b)	7,893	286,753
Donaldson Co., Inc.	4,342	254,137
Dover Corp.	1,907	254,260
Driven Brands Holdings, Inc.(b)(c)	10,816	268,561
Dun & Bradstreet Holdings, Inc.	31,223	312,230
Eaton Corp. PLC	1,629	286,541
Emerson Electric Co.	3,419	265,588
Equifax, Inc.	1,444	301,247
Esab Corp.	4,622	271,404
Expeditors International of Washington, Inc.	2,597	286,475
Fastenal Co.	24,849	1,338,119
FedEx Corp.	1,365	297,543
Flowserve Corp.	8,488	276,284
Fortive Corp.	4,289	279,257
Fortune Brands Innovations, Inc.	4,781	289,011
FTI Consulting, Inc.(b)(c)	1,573	295,740
Gates Industrial Corp. PLC(b)(c)	20,363	238,654
Generac Holdings, Inc.(b)	2,436	265,329
General Dynamics Corp.	1,294	264,209
General Electric Co.	3,121	316,875
Genpact Ltd.	6,210	228,404
Graco, Inc.	4,138	316,516
GXO Logistics, Inc.(b)	5,858	327,579
Hayward Holdings, Inc.(b)(c)	24,166	262,443
HEICO Corp.(c)	1,658	256,294
Hertz Global Holdings, Inc.(b)(c)	16,508	258,845
Hexcel Corp.	18,374	1,267,622
Honeywell International, Inc.	1,480	283,568
Howmet Aerospace, Inc.	6,778	289,760
Hubbell, Inc.	1,157	326,806
Huntington Ingalls Industries, Inc.	1,352	272,266
IDEX Corp.	1,292	257,315

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Industrials-(continued)
Illinois Tool Works, Inc.	1,223	$267,507
Ingersoll Rand, Inc.	4,885	276,784
ITT, Inc.	3,159	240,589
J.B. Hunt Transport Services, Inc.(c)	1,577	263,312
Jacobs Solutions, Inc.	2,432	266,547
JetBlue Airways Corp.(b)(c)	39,734	271,383
Johnson Controls International PLC	4,502	268,769
KBR, Inc.	6,750	398,385
Kirby Corp.(b)	3,940	281,946
Knight-Swift Transportation Holdings, Inc.	4,986	274,180
L3Harris Technologies, Inc.	1,388	244,177
Landstar System, Inc.(c)	1,586	278,153
Leidos Holdings, Inc.	3,941	307,634
Lennox International, Inc.	1,135	312,704
Lincoln Electric Holdings, Inc.	1,661	281,805
Lockheed Martin Corp.	602	267,294
Lyft, Inc., Class A(b)(c)	34,153	308,060
ManpowerGroup, Inc.	3,461	242,858
Masco Corp.	5,578	269,529
MasTec, Inc.(b)	2,915	295,464
MasterBrand, Inc.(b)	31,089	322,704
MDU Resources Group, Inc.	9,335	272,395
Mercury Systems, Inc.(b)	5,640	228,928
Middleby Corp. (The)(b)(c)	1,906	251,592
MSA Safety, Inc.	2,081	286,262
MSC Industrial Direct Co., Inc., Class A	3,398	305,548
Nordson Corp.	1,324	288,539
Norfolk Southern Corp.	1,358	282,708
Northrop Grumman Corp.	627	273,052
nVent Electric PLC	6,300	273,294
Old Dominion Freight Line, Inc.	836	259,528
Oshkosh Corp.	3,277	241,941
Otis Worldwide Corp.	3,388	269,380
Owens Corning	2,988	317,714
PACCAR, Inc.	3,825	263,084
Parker-Hannifin Corp.	821	263,081
Paychex, Inc.	2,573	269,985
Paycom Software, Inc.	1,294	362,488
Paycor HCM, Inc.(b)(c)	15,318	336,843
Paylocity Holding Corp.(b)	1,550	267,763
Pentair PLC	5,201	288,499
Plug Power, Inc.(b)(c)	92,187	766,996
Quanta Services, Inc.	1,784	316,803
Raytheon Technologies Corp.	2,986	275,130
Regal Rexnord Corp.	1,844	239,517
Republic Services, Inc.	8,950	1,267,589
Robert Half International, Inc.(c)	3,582	232,902
Rockwell Automation, Inc.	953	265,506
Rollins, Inc.	8,760	344,443
RXO, Inc.(b)	13,657	285,022
Ryder System, Inc.	3,023	238,303
Schneider National, Inc., Class B	10,063	260,833
Science Applications International Corp.	3,495	340,168
Sensata Technologies Holding PLC	5,708	236,996
SiteOne Landscape Supply, Inc.(b)(c)	2,119	292,189
Snap-on, Inc.	1,157	287,931
Southwest Airlines Co.	9,209	275,073
Spirit AeroSystems Holdings, Inc., Class A(c)	8,896	236,545
SS&C Technologies Holdings, Inc.	6,356	349,326
Stanley Black & Decker, Inc.	3,462	259,546
Stericycle, Inc.(b)	25,638	1,080,642
Sunrun, Inc.(b)(c)	48,501	855,558
	Shares	Value
Industrials-(continued)
Tetra Tech, Inc.	2,061	$283,326
Textron, Inc.	4,020	248,717
Timken Co. (The)	15,086	1,079,403
Toro Co. (The)	2,450	239,684
Trane Technologies PLC	1,509	246,314
TransDigm Group, Inc.	417	322,612
TransUnion(c)	4,548	327,365
Trex Co., Inc.(b)(c)	5,620	288,587
Uber Technologies, Inc.(b)	9,448	358,363
U-Haul Holding Co.(c)	4,866	256,779
Union Pacific Corp.	1,425	274,341
United Airlines Holdings, Inc.(b)	5,833	276,863
United Parcel Service, Inc., Class B	1,545	258,015
United Rentals, Inc.	635	211,957
Univar Solutions, Inc.(b)	39,773	1,416,714
Valmont Industries, Inc.	921	241,551
Verisk Analytics, Inc.	1,565	342,907
Vertiv Holdings Co.	23,666	456,754
W.W. Grainger, Inc.	446	289,463
Wabtec Corp.	2,771	256,678
Waste Management, Inc.	7,633	1,235,935
Watsco, Inc.(c)	947	307,178
WESCO International, Inc.	1,716	235,744
WillScot Mobile Mini Holdings Corp.(b)	5,550	239,094
Woodward, Inc.	2,956	311,592
XPO, Inc.(b)(c)	7,943	372,765
Xylem, Inc.	2,838	284,368
		56,186,379
Information Technology-13.71%
Accenture PLC, Class A	1,094	334,676
Adobe, Inc.(b)	1,076	449,542
Advanced Micro Devices, Inc.(b)	4,335	512,440
Akamai Technologies, Inc.(b)	4,949	455,902
Allegro MicroSystems, Inc. (Japan)(b)(c)	8,047	316,489
Alteryx, Inc., Class A(b)(c)	5,981	232,900
Amdocs Ltd.	4,018	378,375
Amphenol Corp., Class A	4,697	354,389
Analog Devices, Inc.	1,981	352,004
ANSYS, Inc.(b)	1,227	397,045
Apple, Inc.	2,445	433,376
Applied Materials, Inc.	3,118	415,629
AppLovin Corp., Class A(b)(c)	28,754	719,138
Arista Networks, Inc.(b)	16,982	2,824,786
Arrow Electronics, Inc.(b)	3,134	396,890
Aspen Technology, Inc.(b)(c)	1,674	274,402
Atlassian Corp., Class A(b)	2,140	386,891
Autodesk, Inc.(b)	1,837	366,279
Avnet, Inc.	8,327	365,056
Bentley Systems, Inc., Class B	9,207	449,117
BILL Holdings, Inc.(b)(c)	3,536	366,259
Black Knight, Inc.(b)	6,147	355,174
Broadcom, Inc.	590	476,696
Cadence Design Systems, Inc.(b)	1,878	433,649
CCC Intelligent Solutions Holdings, Inc.(b)(c)	42,092	460,486
CDW Corp.	1,880	322,777
Ciena Corp.(b)(c)	50,870	2,377,664
Cirrus Logic, Inc.(b)(c)	3,597	279,415
Cisco Systems, Inc.	51,773	2,571,565
Cloudflare, Inc., Class A(b)(c)	6,333	437,990
Cognex Corp.	5,875	322,890
Cognizant Technology Solutions Corp., Class A	5,982	373,815

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Information Technology-(continued)
Coherent Corp.(b)	9,097	$336,225
Confluent, Inc., Class A(b)(c)	15,766	500,413
Corning, Inc.	10,717	330,191
Crowdstrike Holdings, Inc., Class A(b)(c)	3,003	480,870
Datadog, Inc., Class A(b)(c)	5,239	497,233
Dell Technologies, Inc., Class C	9,674	433,492
DocuSign, Inc.(b)	5,679	320,296
Dolby Laboratories, Inc., Class A	4,475	369,322
DoubleVerify Holdings, Inc.(b)(c)	14,292	498,362
Dropbox, Inc., Class A(b)	18,590	427,942
DXC Technology Co.(b)	13,822	345,965
Dynatrace, Inc.(b)	9,046	461,256
Elastic N.V.(b)	6,471	471,218
Enphase Energy, Inc.(b)	5,572	968,859
Entegris, Inc.(c)	4,421	465,310
EPAM Systems, Inc.(b)	1,245	319,492
F5, Inc.(b)	2,596	383,118
Fair Isaac Corp.(b)	444	349,725
First Solar, Inc.(b)	5,705	1,157,887
Five9, Inc.(b)	5,760	380,794
Fortinet, Inc.(b)	6,088	415,993
Gartner, Inc.(b)	1,097	376,117
Gen Digital, Inc.	20,526	360,026
GLOBALFOUNDRIES, Inc.(b)(c)	5,492	320,348
Globant S.A.(b)	2,255	414,492
GoDaddy, Inc., Class A(b)	4,856	356,333
Guidewire Software, Inc.(b)(c)	4,996	414,568
Hewlett Packard Enterprise Co.	24,744	356,808
HP, Inc.	13,065	379,669
HubSpot, Inc.(b)	930	481,731
Informatica, Inc., Class A(b)(c)	22,892	404,273
Intel Corp.	13,800	433,872
International Business Machines Corp.	2,905	373,554
Intuit, Inc.	907	380,142
IPG Photonics Corp.(b)	3,030	334,724
Jabil, Inc.	4,372	391,381
Jamf Holding Corp.(b)(c)	18,486	339,773
Juniper Networks, Inc.	81,320	2,469,688
Keysight Technologies, Inc.(b)	1,822	294,800
KLA Corp.	968	428,814
Kyndryl Holdings, Inc.(b)	24,010	301,566
Lam Research Corp.	764	471,159
Lattice Semiconductor Corp.(b)	4,117	334,753
Littelfuse, Inc.	1,072	274,475
Lumentum Holdings, Inc.(b)	48,119	2,545,495
Manhattan Associates, Inc.(b)	2,608	473,143
Marvell Technology, Inc.(c)	8,928	522,199
Microchip Technology, Inc.	4,379	329,564
Micron Technology, Inc.	6,556	447,119
Microsoft Corp.	1,451	476,494
MKS Instruments, Inc.	3,138	305,359
MongoDB, Inc.(b)	1,750	514,133
Monolithic Power Systems, Inc.	760	372,332
Motorola Solutions, Inc.	9,532	2,687,261
National Instruments Corp.	7,263	419,801
nCino, Inc.(b)(c)	14,772	406,082
NCR Corp.(b)	15,471	366,663
NetApp, Inc.(c)	5,779	383,437
New Relic, Inc.(b)	5,030	354,364
Nutanix, Inc., Class A(b)(c)	14,621	433,074
NVIDIA Corp.	1,564	591,724
Okta, Inc.(b)	4,356	395,960
	Shares	Value
Information Technology-(continued)
ON Semiconductor Corp.(b)(c)	4,488	$375,197
Oracle Corp.	4,226	447,702
Palantir Technologies, Inc., Class A(b)(c)	47,382	696,989
Palo Alto Networks, Inc.(b)	1,971	420,592
Pegasystems, Inc.(c)	7,917	382,866
Procore Technologies, Inc.(b)(c)	5,870	354,959
PTC, Inc.(b)	3,034	407,770
Pure Storage, Inc., Class A(b)(c)	15,339	441,610
Qorvo, Inc.(b)	3,728	362,585
QUALCOMM, Inc.	3,129	354,860
RingCentral, Inc., Class A(b)	10,749	372,990
Roper Technologies, Inc.	871	395,626
Salesforce, Inc.(b)	2,049	457,706
SentinelOne, Inc., Class A(b)(c)	24,969	533,837
ServiceNow, Inc.(b)	857	466,876
Skyworks Solutions, Inc.	3,209	332,164
Smartsheet, Inc., Class A(b)	8,476	420,240
Snowflake, Inc., Class A(b)(c)	2,696	445,811
Splunk, Inc.(b)(c)	3,862	383,458
Synopsys, Inc.(b)	1,006	457,690
TD SYNNEX Corp.	3,898	348,403
Teledyne Technologies, Inc.(b)	688	267,391
Teradata Corp.(b)	9,406	440,765
Teradyne, Inc.	3,588	359,482
Texas Instruments, Inc.	2,111	367,061
Thoughtworks Holding, Inc.(b)	46,426	382,550
Trimble, Inc.(b)	5,708	266,392
Twilio, Inc., Class A(b)(c)	5,273	367,106
Tyler Technologies, Inc.(b)	1,150	456,504
Ubiquiti, Inc.(c)	9,400	1,533,610
UiPath, Inc., Class A(b)(c)	24,763	443,010
Unity Software, Inc.(b)	13,071	388,470
Universal Display Corp.(c)	2,600	383,058
VeriSign, Inc.(b)	1,881	420,065
Viasat, Inc.(b)(c)	71,327	3,181,897
VMware, Inc., Class A(b)	3,097	422,090
Vontier Corp.	10,659	315,933
Western Digital Corp.(b)	9,836	380,948
Wix.com Ltd. (Israel)(b)	4,074	310,520
Wolfspeed, Inc.(b)(c)	5,400	259,416
Workday, Inc., Class A(b)	2,014	426,948
Zebra Technologies Corp., Class A(b)	958	251,542
Zoom Video Communications, Inc., Class A(b)	5,383	361,361
Zscaler, Inc.(b)(c)	3,303	447,490
		73,118,479
Materials-8.59%
Air Products and Chemicals, Inc.	4,574	1,231,046
Albemarle Corp.(c)	5,460	1,056,674
Alcoa Corp.	27,061	858,375
Amcor PLC	26,190	252,472
AptarGroup, Inc.	2,493	280,438
Ardagh Group S.A., Class A(b)(d)	13,287	141,042
Ardagh Metal Packaging S.A.	64,386	232,433
Ashland, Inc.	12,986	1,102,252
Avery Dennison Corp.	7,386	1,190,106
Axalta Coating Systems Ltd.(b)(c)	9,482	275,073
Ball Corp.	5,169	264,446
Berry Global Group, Inc.	4,783	273,635
Celanese Corp.	11,377	1,183,436
CF Industries Holdings, Inc.	15,949	981,023
Chemours Co. (The)	39,626	1,049,693
Cleveland-Cliffs, Inc.(b)	62,811	871,817

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Materials-(continued)
Corteva, Inc.	16,519	$883,601
Crown Holdings, Inc.(c)	3,387	258,191
Dow, Inc.	23,552	1,148,867
DuPont de Nemours, Inc.	4,032	270,910
Eagle Materials, Inc.	2,018	328,793
Eastman Chemical Co.	15,694	1,209,850
Ecolab, Inc.	8,229	1,358,196
Element Solutions, Inc.	65,297	1,170,775
FMC Corp.	10,498	1,092,632
Freeport-McMoRan, Inc.	33,100	1,136,654
Ginkgo Bioworks Holdings, Inc.(b)(c)	355,933	562,374
Graphic Packaging Holding Co.	11,551	276,069
Huntsman Corp.	46,705	1,109,244
International Flavors & Fragrances, Inc.	15,036	1,162,132
International Paper Co.	35,822	1,054,600
Linde PLC	3,740	1,322,688
Louisiana-Pacific Corp.	4,955	289,967
LyondellBasell Industries N.V., Class A	14,221	1,216,464
Martin Marietta Materials, Inc.	821	326,791
Mosaic Co. (The)	24,789	792,256
MP Materials Corp.(b)(c)	42,930	889,510
NewMarket Corp.	3,765	1,467,672
Newmont Corp.	31,027	1,258,145
Nucor Corp.	7,708	1,017,918
Olin Corp.	23,595	1,116,279
Packaging Corp. of America	2,087	258,851
PPG Industries, Inc.	2,235	293,433
Reliance Steel & Aluminum Co.	5,105	1,198,041
Royal Gold, Inc.(c)	11,478	1,421,436
RPM International, Inc.	3,264	260,435
Scotts Miracle-Gro Co. (The)	17,007	1,074,842
Sealed Air Corp.	6,028	228,160
Sherwin-Williams Co. (The)	1,331	303,175
Silgan Holdings, Inc.	5,437	244,611
Sonoco Products Co.	4,939	295,649
Southern Copper Corp. (Mexico)	17,637	1,177,622
SSR Mining, Inc. (Canada)	100,176	1,479,600
Steel Dynamics, Inc.	10,105	928,649
United States Steel Corp.	44,980	940,982
Vulcan Materials Co.	1,632	319,056
Westlake Corp.	11,401	1,185,134
WestRock Co.	9,251	259,120
		45,833,335
Real Estate-8.75%
Alexandria Real Estate Equities, Inc.	5,439	617,109
American Homes 4 Rent, Class A	24,664	845,482
American Tower Corp.	3,959	730,198
Americold Realty Trust, Inc.	25,892	758,636
Apartment Income REIT Corp.	20,615	715,134
AvalonBay Communities, Inc.	4,420	768,992
Boston Properties, Inc.	12,217	594,601
Brixmor Property Group, Inc.	34,178	684,585
Camden Property Trust	6,798	710,187
CBRE Group, Inc., Class A(b)	9,269	694,433
Cousins Properties, Inc.(c)	31,718	631,823
Crown Castle, Inc.	5,881	665,788
CubeSmart(c)	16,104	715,662
Digital Realty Trust, Inc.	7,252	743,040
Douglas Emmett, Inc.(c)	56,582	656,351
EastGroup Properties, Inc.	4,663	767,576
EPR Properties	19,285	804,377
Equinix, Inc.	1,106	824,578
	Shares	Value
Real Estate-(continued)
Equity LifeStyle Properties, Inc.	11,593	$732,330
Equity Residential	12,365	751,792
Essex Property Trust, Inc.	3,340	721,640
Extra Space Storage, Inc.(c)	4,702	678,358
Federal Realty Investment Trust	7,357	648,887
First Industrial Realty Trust, Inc.	14,359	746,381
Gaming and Leisure Properties, Inc.	14,561	700,967
Healthcare Realty Trust, Inc.	39,636	737,626
Healthpeak Properties, Inc.	32,881	656,305
Highwoods Properties, Inc.	29,949	619,345
Host Hotels & Resorts, Inc.	46,877	778,158
Howard Hughes Corp. (The)(b)(c)	9,543	711,622
Hudson Pacific Properties, Inc.(c)	87,194	407,196
Invitation Homes, Inc.	24,151	818,236
Iron Mountain, Inc.	14,302	764,013
JBG SMITH Properties, (Acquired 05/06/2016 - 04/10/2023; Cost $1,250,175)(c)(f)	47,079	666,639
Jones Lang LaSalle, Inc.(b)(c)	4,616	647,809
Kilroy Realty Corp.	21,992	596,863
Kimco Realty Corp.	38,536	708,292
Lamar Advertising Co., Class A	7,444	669,067
Life Storage, Inc.	6,024	767,397
Medical Properties Trust, Inc.(c)	78,852	650,529
Mid-America Apartment Communities, Inc.	4,939	726,329
National Storage Affiliates Trust	17,864	654,001
NNN REIT, Inc.	16,958	721,393
Omega Healthcare Investors, Inc.(c)	26,836	799,981
Opendoor Technologies, Inc.(b)(c)	555,591	1,466,760
Park Hotels & Resorts, Inc.(c)	57,774	747,596
Prologis, Inc.	6,245	777,815
Public Storage	2,546	721,282
Rayonier, Inc.	22,967	673,392
Realty Income Corp.	11,864	705,196
Regency Centers Corp.	12,420	698,873
Rexford Industrial Realty, Inc.	12,767	695,036
SBA Communications Corp., Class A	3,092	685,744
Simon Property Group, Inc.	6,413	674,327
SL Green Realty Corp.	23,971	554,449
Spirit Realty Capital, Inc.	18,332	716,048
Sun Communities, Inc.	5,484	694,439
UDR, Inc.	18,282	725,247
Ventas, Inc.	16,150	696,711
VICI Properties, Inc.	22,659	700,843
Vornado Realty Trust(c)	42,234	572,693
W.P. Carey, Inc.	9,497	658,712
Welltower, Inc.	10,424	777,735
WeWork, Inc., Class A(b)(c)	688,364	117,917
Weyerhaeuser Co.	24,787	710,395
Zillow Group, Inc., Class C(b)(c)	19,140	872,975
		46,653,893
Utilities-8.26%
AES Corp. (The)	47,316	934,018
Alliant Energy Corp.	22,442	1,154,865
Ameren Corp.	13,874	1,124,765
American Electric Power Co., Inc.	12,944	1,075,905
American Water Works Co., Inc.	8,432	1,218,002
Atmos Energy Corp.	10,392	1,197,990
Avangrid, Inc.	29,627	1,111,901
Brookfield Renewable Corp., Class A	38,971	1,308,646
CenterPoint Energy, Inc.	41,219	1,162,788
CMS Energy Corp.	19,429	1,126,493
Consolidated Edison, Inc.	12,584	1,174,087

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Utilities-(continued)
Constellation Energy Corp.	14,605	$1,227,112
Dominion Energy, Inc.	21,181	1,064,981
DTE Energy Co.	10,762	1,157,991
Duke Energy Corp.	12,177	1,087,284
Edison International	17,107	1,155,065
Entergy Corp.	11,138	1,093,752
Essential Utilities, Inc.	27,425	1,117,294
Evergy, Inc.	19,577	1,132,529
Eversource Energy	15,442	1,069,050
Exelon Corp.	28,361	1,124,514
FirstEnergy Corp.	29,346	1,097,247
Hawaiian Electric Industries, Inc.	29,383	1,055,144
IDACORP, Inc.	11,282	1,174,118
National Fuel Gas Co.	20,155	1,026,091
NextEra Energy, Inc.	15,569	1,143,699
NiSource, Inc.	42,019	1,129,891
NRG Energy, Inc.	34,740	1,173,865
OGE Energy Corp.	32,783	1,156,584
PG&E Corp.(b)	71,185	1,205,874
Pinnacle West Capital Corp.	15,192	1,174,038
PPL Corp.	43,213	1,132,181
Public Service Enterprise Group, Inc.	19,857	1,186,456
Sempra Energy	7,774	1,115,802
Southern Co. (The)	17,780	1,240,155
UGI Corp.	31,621	884,439
Vistra Corp.	44,599	1,069,038
	Shares	Value
Utilities-(continued)
WEC Energy Group, Inc.	12,909	$1,127,601
Xcel Energy, Inc.	17,886	1,167,777
		44,079,032
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.87% (Cost $592,069,192)		532,761,266
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-15.16%
Invesco Private Government Fund, 5.10%(e)(g)(h)	21,984,563	21,984,563
Invesco Private Prime Fund, 5.22%(e)(g)(h)	58,887,504	58,881,614
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $80,874,683)		80,866,177
TOTAL INVESTMENTS IN SECURITIES-115.03% (Cost $672,943,875)		613,627,443
OTHER ASSETS LESS LIABILITIES-(15.03)%		(80,172,853)
NET ASSETS-100.00%		$533,454,590

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2023.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Invesco Ltd.	$383,899	$54,349	$(91,053)	$(25,258)	$(16,434)	$305,503	$12,843
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	19,186	11,792,917	(11,812,103)	-	-	-	6,986
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	26,409,828	113,453,193	(117,878,458)	-	-	21,984,563	849,946*
Invesco Private Prime Fund	70,048,241	209,644,247	(220,797,196)	(14,052)	374	58,881,614	2,294,455*
Total	$96,861,154	$334,944,706	$(350,578,810)	$(39,310)	$(16,060)	$81,171,680	$3,164,230

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
May 31, 2023
(Unaudited)
(f)	Restricted security. The value of this security at May 31, 2023 represented less than 1% of the Fund’s Net Assets.
(g)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Enhanced Value ETF (SPVU)
May 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.83%
Communication Services-9.32%
AT&T, Inc.	222,105	$3,493,712
DISH Network Corp., Class A(b)	11,759	75,610
Fox Corp., Class A	5,975	186,420
News Corp., Class A	7,572	138,643
Paramount Global, Class B(c)	24,985	380,022
Verizon Communications, Inc.	97,444	3,471,930
Warner Bros Discovery, Inc.(b)	44,022	496,568
		8,242,905
Consumer Discretionary-9.23%
Best Buy Co., Inc.	5,212	378,756
BorgWarner, Inc.	6,315	279,944
CarMax, Inc.(b)	5,102	368,416
D.R. Horton, Inc.	9,411	1,005,471
Ford Motor Co.	173,048	2,076,576
General Motors Co.	66,403	2,152,121
Lennar Corp., Class A	8,700	931,944
Mohawk Industries, Inc.(b)	1,599	147,172
Newell Brands, Inc.	11,301	93,911
PulteGroup, Inc.	8,167	539,675
Whirlpool Corp.	1,499	193,806
		8,167,792
Consumer Staples-4.55%
Archer-Daniels-Midland Co.	13,767	972,639
Kraft Heinz Co. (The)	15,030	574,447
Kroger Co. (The)	17,909	811,815
Molson Coors Beverage Co., Class B	4,598	284,386
Tyson Foods, Inc., Class A	11,068	560,483
Walgreens Boots Alliance, Inc.	27,174	825,274
		4,029,044
Energy-15.41%
APA Corp.	6,641	211,051
Coterra Energy, Inc.	21,773	506,222
Diamondback Energy, Inc.	4,417	561,622
EQT Corp.	9,654	335,670
Exxon Mobil Corp.	46,888	4,791,016
Marathon Oil Corp.	18,058	400,165
Marathon Petroleum Corp.	21,017	2,204,893
Occidental Petroleum Corp.	17,545	1,011,645
Phillips 66	20,218	1,852,171
Valero Energy Corp.	16,459	1,761,771
		13,636,226
Financials-35.44%
Aflac, Inc.	10,997	706,117
American International Group, Inc.	26,116	1,379,708
Assurant, Inc.	1,141	136,909
Bank of America Corp.	148,450	4,125,426
Bank of New York Mellon Corp. (The)	16,340	656,868
Capital One Financial Corp.	14,485	1,509,482
Citigroup, Inc.	66,685	2,955,479
Citizens Financial Group, Inc.	12,757	328,875
Comerica, Inc.	2,446	88,301
Discover Financial Services	5,641	579,556
Everest Re Group Ltd.	669	227,473
Fifth Third Bancorp	12,933	313,884
Franklin Resources, Inc.	6,641	159,450
Goldman Sachs Group, Inc. (The)	7,681	2,487,876
Hartford Financial Services Group, Inc. (The)	6,157	421,878
Huntington Bancshares, Inc.	27,030	278,679
Invesco Ltd.(d)	12,937	186,034
	Shares	Value
Financials-(continued)
JPMorgan Chase & Co.	36,954	$5,015,027
KeyCorp	20,479	191,274
Lincoln National Corp.	2,680	56,066
Loews Corp.	5,351	299,656
M&T Bank Corp.	3,497	416,703
Morgan Stanley	22,856	1,868,707
Principal Financial Group, Inc.	5,942	388,963
Regions Financial Corp.	17,411	300,688
State Street Corp.	7,613	517,836
Synchrony Financial	13,863	429,199
Travelers Cos., Inc. (The)	4,034	682,714
Truist Financial Corp.	32,403	987,319
Wells Fargo & Co.	89,995	3,582,701
Zions Bancorporation N.A.(c)	2,914	79,523
		31,358,371
Health Care-9.17%
AmerisourceBergen Corp.	3,497	595,014
Centene Corp.(b)	15,322	956,246
Cigna Group (The)	6,675	1,651,462
CVS Health Corp.	31,255	2,126,278
DaVita, Inc.(b)	1,048	98,166
Laboratory Corp. of America Holdings	1,559	331,334
McKesson Corp.	2,739	1,070,511
Moderna, Inc.(b)	6,017	768,431
Universal Health Services, Inc., Class B	1,563	206,519
Viatris, Inc.	33,626	307,678
		8,111,639
Industrials-2.56%
Alaska Air Group, Inc.(b)	2,558	114,931
C.H. Robinson Worldwide, Inc.	2,729	258,000
FedEx Corp.	6,558	1,429,513
Huntington Ingalls Industries, Inc.	633	127,473
Stanley Black & Decker, Inc.	4,409	330,543
		2,260,460
Information Technology-8.21%
DXC Technology Co.(b)	8,038	201,191
Hewlett Packard Enterprise Co.	47,871	690,300
HP, Inc.	25,747	748,208
Intel Corp.	102,170	3,212,225
Micron Technology, Inc.	29,513	2,012,787
Western Digital Corp.(b)	10,383	402,133
		7,266,844
Materials-5.31%
Celanese Corp.	2,354	244,863
Dow, Inc.	21,354	1,041,648
DuPont de Nemours, Inc.	8,504	571,384
Eastman Chemical Co.	2,778	214,156
International Paper Co.	11,576	340,797
LyondellBasell Industries N.V., Class A	8,090	692,019
Mosaic Co. (The)	11,348	362,682
Nucor Corp.	7,306	964,830
WestRock Co.	9,557	267,692
		4,700,071
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Enhanced Value ETF (SPVU)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Utilities-0.63%
NRG Energy, Inc.	11,967	$404,365
Pinnacle West Capital Corp.	1,980	153,015
		557,380
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.83% (Cost $106,034,457)		88,330,732
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.50%
Invesco Private Government Fund, 5.10%(d)(e)(f)	124,917	124,917
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.22%(d)(e)(f)	321,323	$321,291
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $446,234)		446,208
TOTAL INVESTMENTS IN SECURITIES-100.33% (Cost $106,480,691)		88,776,940
OTHER ASSETS LESS LIABILITIES-(0.33)%		(292,456)
NET ASSETS-100.00%		$88,484,484

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Invesco Ltd.	$218,573	$194,857	$(180,089)	$(26,157)	$(21,150)	$186,034	$8,669
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	3,051,893	(3,051,893)	-	-	-	1,801
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	5,130,262	(5,005,345)	-	-	124,917	4,654*
Invesco Private Prime Fund	-	11,643,523	(11,322,604)	(26)	398	321,291	12,364*
Total	$218,573	$20,020,535	$(19,559,931)	$(26,183)	$(20,752)	$632,242	$27,488

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)
May 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Communication Services-1.94%
T-Mobile US, Inc.(b)	3,214	$441,121
Verizon Communications, Inc.	13,409	477,763
		918,884
Consumer Discretionary-3.24%
Genuine Parts Co.	2,813	418,940
McDonald’s Corp.	2,093	596,735
Yum! Brands, Inc.	3,994	513,988
		1,529,663
Consumer Staples-25.50%
Altria Group, Inc.	10,122	449,619
Brown-Forman Corp., Class B	7,570	467,599
Campbell Soup Co.(c)	9,472	478,810
Church & Dwight Co., Inc.	4,935	456,241
Coca-Cola Co. (The)	9,755	581,983
Colgate-Palmolive Co.	7,061	525,197
Conagra Brands, Inc.	14,187	494,701
Constellation Brands, Inc., Class A	2,110	512,667
General Mills, Inc.	5,775	486,024
Hershey Co. (The)	2,007	521,218
Hormel Foods Corp.	13,796	527,697
JM Smucker Co. (The)(c)	3,345	490,344
Kellogg Co.	7,973	532,357
Keurig Dr Pepper, Inc.	17,481	544,009
Kimberly-Clark Corp.	4,175	560,619
Kraft Heinz Co. (The)	11,706	447,403
Lamb Weston Holdings, Inc.	4,341	482,719
Mondelez International, Inc., Class A	7,240	531,488
Monster Beverage Corp.(b)	7,878	461,808
PepsiCo, Inc.	3,184	580,602
Philip Morris International, Inc.	5,301	477,143
Procter & Gamble Co. (The)	3,622	516,135
Tyson Foods, Inc., Class A	9,968	504,780
Walmart, Inc.	2,924	429,448
		12,060,611
Financials-12.52%
Aflac, Inc.	7,179	460,964
Aon PLC, Class A	1,339	412,800
Arthur J. Gallagher & Co.	2,110	422,696
Berkshire Hathaway, Inc., Class B(b)	1,629	523,039
Cboe Global Markets, Inc.	3,639	481,876
Chubb Ltd.	2,470	458,926
CME Group, Inc., Class A	2,765	494,244
Globe Life, Inc.	4,320	445,738
Loews Corp.	8,247	461,832
Marsh & McLennan Cos., Inc.	2,580	446,804
Travelers Cos., Inc. (The)	2,590	438,332
Visa, Inc., Class A	1,957	432,556
Willis Towers Watson PLC	2,025	443,171
		5,922,978
Health Care-21.09%
Abbott Laboratories	4,036	411,672
AbbVie, Inc.	3,407	470,030
AmerisourceBergen Corp.(c)	2,901	493,605
Amgen, Inc.	2,343	516,983
Becton, Dickinson and Co.	2,065	499,234
Boston Scientific Corp.(b)	9,212	474,234
Bristol-Myers Squibb Co.	8,418	542,456
Cardinal Health, Inc.	5,343	439,729
Cigna Group (The)	1,704	421,586
	Shares	Value
Health Care-(continued)
CVS Health Corp.	6,526	$443,964
Gilead Sciences, Inc.	5,687	437,558
Henry Schein, Inc.(b)	5,953	439,927
Hologic, Inc.(b)	5,543	437,287
Incyte Corp.(b)	6,967	428,819
Johnson & Johnson	4,247	658,540
McKesson Corp.	1,255	490,504
Merck & Co., Inc.	4,628	510,977
Pfizer, Inc.	12,550	477,151
Quest Diagnostics, Inc.(c)	3,739	495,978
UnitedHealth Group, Inc.	967	471,161
Zimmer Biomet Holdings, Inc.	3,246	413,346
		9,974,741
Industrials-10.17%
AMETEK, Inc.(c)	3,273	474,814
General Dynamics Corp.	2,408	491,666
Honeywell International, Inc.	2,478	474,785
Huntington Ingalls Industries, Inc.	2,368	476,868
IDEX Corp.	2,195	437,156
Leidos Holdings, Inc.	6,366	496,930
Lockheed Martin Corp.	1,098	487,523
Raytheon Technologies Corp.	4,756	438,218
Republic Services, Inc.	3,534	500,520
Waste Management, Inc.	3,287	532,231
		4,810,711
Information Technology-2.11%
International Business Machines Corp.	4,213	541,750
Roper Technologies, Inc.	1,006	456,945
		998,695
Real Estate-1.94%
Realty Income Corp.	8,248	490,261
VICI Properties, Inc.	13,745	425,133
		915,394
Utilities-21.48%
Alliant Energy Corp.(c)	8,351	429,743
Ameren Corp.	5,494	445,399
American Electric Power Co., Inc.	5,121	425,658
Atmos Energy Corp.	4,047	466,538
CenterPoint Energy, Inc.	15,886	448,144
CMS Energy Corp.	7,686	445,634
Consolidated Edison, Inc.	5,234	488,332
Dominion Energy, Inc.	8,190	411,793
DTE Energy Co.	4,347	467,737
Duke Energy Corp.	5,198	464,130
Entergy Corp.	4,222	414,600
Evergy, Inc.	7,484	432,949
Eversource Energy	6,042	418,288
Exelon Corp.	10,352	410,457
FirstEnergy Corp.	12,084	451,821
NiSource, Inc.	15,671	421,393
Pinnacle West Capital Corp.	5,713	441,501
PPL Corp.	17,262	452,264
Public Service Enterprise Group, Inc.	7,176	428,766
Sempra Energy	3,044	436,905
Southern Co. (The)	6,729	469,348
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Utilities-(continued)
WEC Energy Group, Inc.	5,005	$437,187
Xcel Energy, Inc.	6,870	448,542
		10,157,129
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $47,974,444)		47,288,806
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.22%
Invesco Private Government Fund, 5.10%(d)(e)(f)	558,806	558,806
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.22%(d)(e)(f)	1,437,553	$1,437,410
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,996,359)		1,996,216
TOTAL INVESTMENTS IN SECURITIES-104.21% (Cost $49,970,803)		49,285,022
OTHER ASSETS LESS LIABILITIES-(4.21)%		(1,989,750)
NET ASSETS-100.00%		$47,295,272

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$346,069	$(346,069)	$-	$-	$-	$260
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	370,431	10,667,017	(10,478,642)	-	-	558,806	9,950*
Invesco Private Prime Fund	952,536	22,653,313	(22,167,743)	(143)	(553)	1,437,410	26,677*
Total	$1,322,967	$33,666,399	$(32,992,454)	$(143)	$(553)	$1,996,216	$36,887

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® High Beta ETF (SPHB)
May 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-7.55%
Alphabet, Inc., Class C(b)	39,587	$4,883,848
DISH Network Corp., Class A(b)(c)	936,514	6,021,785
Match Group, Inc.(b)	164,117	5,662,037
Meta Platforms, Inc., Class A(b)	24,279	6,427,137
Netflix, Inc.(b)	15,341	6,063,223
Paramount Global, Class B	295,499	4,494,540
Warner Bros Discovery, Inc.(b)	356,821	4,024,941
		37,577,511
Consumer Discretionary-20.11%
Amazon.com, Inc.(b)	49,419	5,958,943
Aptiv PLC(b)	55,024	4,846,514
Bath & Body Works, Inc.	133,212	4,694,391
Caesars Entertainment, Inc.(b)	158,813	6,512,921
CarMax, Inc.(b)(c)	66,728	4,818,429
Carnival Corp.(b)(c)	650,026	7,299,792
eBay, Inc.	89,601	3,811,627
Etsy, Inc.(b)	64,768	5,249,446
Expedia Group, Inc.(b)	50,946	4,876,042
Ford Motor Co.	394,673	4,736,076
General Motors Co.	136,649	4,428,794
MGM Resorts International	106,982	4,203,323
NIKE, Inc., Class B	35,086	3,693,152
Norwegian Cruise Line Holdings Ltd.(b)(c)	461,767	6,857,240
Pool Corp.	11,682	3,694,199
PulteGroup, Inc.	60,044	3,967,708
Ralph Lauren Corp.(c)	36,630	3,894,135
Royal Caribbean Cruises Ltd.(b)(c)	78,326	6,342,056
Tesla, Inc.(b)	33,839	6,900,787
VF Corp.	191,473	3,297,165
		100,082,740
Energy-0.79%
APA Corp.	123,848	3,935,889
Financials-12.94%
BlackRock, Inc.	6,747	4,436,490
Capital One Financial Corp.	53,560	5,581,488
Discover Financial Services	43,133	4,431,485
Franklin Resources, Inc.(c)	169,027	4,058,338
Global Payments, Inc.	39,800	3,888,062
Invesco Ltd.(d)	303,719	4,367,479
KeyCorp	432,270	4,037,402
Lincoln National Corp.	256,490	5,365,771
MSCI, Inc.	9,323	4,386,751
PayPal Holdings, Inc.(b)	78,687	4,877,807
State Street Corp.	59,322	4,035,083
Synchrony Financial	169,894	5,259,918
T. Rowe Price Group, Inc.(c)	47,083	5,045,414
Zions Bancorporation N.A.(c)	169,491	4,625,409
		64,396,897
Health Care-6.11%
Align Technology, Inc.(b)(c)	17,044	4,817,657
Catalent, Inc.(b)	123,531	4,599,059
DexCom, Inc.(b)	34,763	4,076,309
IDEXX Laboratories, Inc.(b)	8,460	3,931,954
Illumina, Inc.(b)	22,926	4,508,398
Intuitive Surgical, Inc.(b)	13,601	4,186,932
Moderna, Inc.(b)	33,498	4,278,030
		30,398,339
	Shares	Value
Industrials-7.89%
American Airlines Group, Inc.(b)(c)	334,681	$4,946,585
Ceridian HCM Holding, Inc.(b)	97,915	6,056,043
Generac Holdings, Inc.(b)	57,204	6,230,660
Old Dominion Freight Line, Inc.	13,257	4,115,503
Paycom Software, Inc.	19,228	5,386,340
Stanley Black & Decker, Inc.	50,389	3,777,663
United Airlines Holdings, Inc.(b)(c)	92,711	4,400,528
United Rentals, Inc.	12,969	4,328,922
		39,242,244
Information Technology-40.43%
Adobe, Inc.(b)	13,220	5,523,184
Advanced Micro Devices, Inc.(b)	65,100	7,695,471
ANSYS, Inc.(b)	15,472	5,006,584
Apple, Inc.	24,637	4,366,908
Applied Materials, Inc.	47,030	6,269,099
Arista Networks, Inc.(b)	29,049	4,832,011
Autodesk, Inc.(b)	26,166	5,217,239
Broadcom, Inc.	6,431	5,195,991
Cadence Design Systems, Inc.(b)	19,762	4,563,243
DXC Technology Co.(b)	189,705	4,748,316
Enphase Energy, Inc.(b)	30,118	5,236,918
EPAM Systems, Inc.(b)	20,721	5,317,423
Fair Isaac Corp.(b)	5,451	4,293,589
Fortinet, Inc.(b)	65,787	4,495,226
HP, Inc.	137,175	3,986,305
Intel Corp.	139,118	4,373,870
Intuit, Inc.	12,563	5,265,405
KLA Corp.	12,933	5,729,190
Lam Research Corp.	10,703	6,600,540
Microchip Technology, Inc.	67,876	5,108,348
Micron Technology, Inc.	75,176	5,127,003
Microsoft Corp.	13,168	4,324,239
Monolithic Power Systems, Inc.	15,047	7,371,676
NVIDIA Corp.	23,459	8,875,478
NXP Semiconductors N.V. (China)(c)	28,504	5,105,066
ON Semiconductor Corp.(b)(c)	76,884	6,427,502
Qorvo, Inc.(b)	51,972	5,054,797
QUALCOMM, Inc.	43,618	4,946,717
Salesforce, Inc.(b)	22,512	5,028,731
Seagate Technology Holdings PLC(c)	72,862	4,379,006
ServiceNow, Inc.(b)	11,332	6,173,447
Skyworks Solutions, Inc.	48,040	4,972,620
SolarEdge Technologies, Inc.(b)(c)	17,794	5,068,265
Teradyne, Inc.	55,664	5,576,976
Trimble, Inc.(b)	99,486	4,643,012
Tyler Technologies, Inc.(b)	10,352	4,109,330
Western Digital Corp.(b)	140,253	5,431,999
Zebra Technologies Corp., Class A(b)	18,205	4,780,087
		201,220,811
Materials-4.14%
Albemarle Corp.	21,844	4,227,469
Celanese Corp.	41,958	4,364,471
Eastman Chemical Co.	50,758	3,912,934
Freeport-McMoRan, Inc.	121,767	4,181,479
Nucor Corp.	29,685	3,920,201
		20,606,554
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $590,138,492)		497,460,985
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® High Beta ETF (SPHB)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.74%
Invesco Private Government Fund, 5.10%(d)(e)(f)	14,973,315	$14,973,315
Invesco Private Prime Fund, 5.22%(d)(e)(f)	38,517,130	38,513,277
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $53,492,270)		53,486,592
TOTAL INVESTMENTS IN SECURITIES-110.70% (Cost $643,630,762)		550,947,577
OTHER ASSETS LESS LIABILITIES-(10.70)%		(53,274,390)
NET ASSETS-100.00%		$497,673,187
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Invesco Ltd.	$4,564,792	$7,285,621	$(6,430,693)	$(443,160)	$(609,081)	$4,367,479	$163,715
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	3,677,329	(3,677,329)	-	-	-	3,724
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	24,124,051	154,568,933	(163,719,669)	-	-	14,973,315	516,967*
Invesco Private Prime Fund	62,033,275	314,367,498	(337,873,053)	(7,507)	(6,936)	38,513,277	1,412,613*
Total	$90,722,118	$479,899,381	$(511,700,744)	$(450,667)	$(616,017)	$57,854,071	$2,097,019

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)
May 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Communication Services-9.38%
AT&T, Inc.	5,565,757	$87,549,358
Interpublic Group of Cos., Inc. (The)(b)	1,533,297	57,023,315
Omnicom Group, Inc.	640,247	56,463,383
Verizon Communications, Inc.	2,594,601	92,445,634
		293,481,690
Consumer Discretionary-4.04%
Darden Restaurants, Inc.(b)	367,556	58,264,977
Hasbro, Inc.	1,146,856	68,065,904
		126,330,881
Consumer Staples-13.48%
Altria Group, Inc.	2,381,451	105,784,054
Clorox Co. (The)	379,861	60,086,413
Kimberly-Clark Corp.	407,894	54,772,006
Kraft Heinz Co. (The)	1,585,429	60,595,096
Philip Morris International, Inc.	789,682	71,079,277
Walgreens Boots Alliance, Inc.(b)	2,293,438	69,651,712
		421,968,558
Energy-5.13%
Kinder Morgan, Inc.	5,274,726	84,975,836
Williams Cos., Inc. (The)	2,640,123	75,665,925
		160,641,761
Financials-8.43%
Citigroup, Inc.	1,408,906	62,442,714
Huntington Bancshares, Inc.	4,811,417	49,605,709
Prudential Financial, Inc.	768,638	60,484,124
Truist Financial Corp.	1,544,419	47,058,447
U.S. Bancorp	1,483,856	44,367,295
		263,958,289
Health Care-6.35%
AbbVie, Inc.	379,422	52,345,059
Gilead Sciences, Inc.	650,108	50,019,309
Medtronic PLC(b)	682,849	56,512,583
Organon & Co.(b)	2,050,894	39,766,835
		198,643,786
Industrials-3.74%
3M Co.	694,257	64,781,121
United Parcel Service, Inc., Class B	312,202	52,137,734
		116,918,855
Information Technology-5.37%
Corning, Inc.	1,516,904	46,735,812
International Business Machines Corp.	530,876	68,265,345
NetApp, Inc.(b)	800,203	53,093,469
		168,094,626
Materials-8.11%
Amcor PLC	5,542,921	53,433,759
	Shares	Value
Materials-(continued)
Dow, Inc.	1,533,423	$74,800,374
International Paper Co.	2,335,059	68,744,137
Packaging Corp. of America(b)	458,578	56,877,429
		253,855,699
Real Estate-18.68%
Boston Properties, Inc.(b)	1,315,123	64,007,036
Crown Castle, Inc.	486,999	55,133,157
Digital Realty Trust, Inc.	730,505	74,847,542
Equity Residential	1,087,190	66,101,152
Federal Realty Investment Trust(b)	619,801	54,666,448
Healthpeak Properties, Inc.	2,826,671	56,420,353
Realty Income Corp.	1,120,382	66,595,506
Simon Property Group, Inc.	752,206	79,094,461
VICI Properties, Inc.	2,189,761	67,729,308
		584,594,963
Utilities-17.27%
Dominion Energy, Inc.	1,119,231	56,274,935
Duke Energy Corp.	612,305	54,672,713
Edison International	1,056,198	71,314,489
Entergy Corp.	545,637	53,581,553
Evergy, Inc.	969,291	56,073,484
FirstEnergy Corp.	1,450,952	54,251,095
Pinnacle West Capital Corp.	974,187	75,285,171
Public Service Enterprise Group, Inc.	928,942	55,504,285
Southern Co. (The)	910,678	63,519,791
		540,477,516
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $3,662,372,760)		3,128,966,624
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.24%
Invesco Private Government Fund, 5.10%(c)(d)(e)	45,849,566	45,849,566
Invesco Private Prime Fund, 5.22%(c)(d)(e)	117,944,376	117,932,579
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $163,799,488)		163,782,145
TOTAL INVESTMENTS IN SECURITIES-105.22% (Cost $3,826,172,248)		3,292,748,769
OTHER ASSETS LESS LIABILITIES-(5.22)%		(163,229,696)
NET ASSETS-100.00%		$3,129,519,073
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)—(continued)
May 31, 2023
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2023.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$46,382,887	$(46,382,887)	$-	$-	$-	$26,781
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	61,432,179	658,736,149	(674,318,762)	-	-	45,849,566	1,471,855*
Invesco Private Prime Fund	167,177,419	1,255,699,320	(1,304,932,934)	(19,279)	8,053	117,932,579	3,997,471*
Total	$228,609,598	$1,960,818,356	$(2,025,634,583)	$(19,279)	$8,053	$163,782,145	$5,496,107

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Low Volatility ETF (SPLV)
May 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Communication Services-2.91%
Electronic Arts, Inc.	692,251	$88,608,128
T-Mobile US, Inc.(b)	620,831	85,209,055
Verizon Communications, Inc.	2,589,696	92,270,868
		266,088,051
Consumer Discretionary-3.23%
Genuine Parts Co.	543,332	80,918,435
McDonald’s Corp.	404,028	115,192,423
Yum! Brands, Inc.	771,385	99,269,536
		295,380,394
Consumer Staples-25.49%
Altria Group, Inc.	1,954,913	86,837,235
Brown-Forman Corp., Class B	1,461,949	90,304,590
Campbell Soup Co.(c)	1,829,323	92,472,278
Church & Dwight Co., Inc.	953,023	88,106,976
Coca-Cola Co. (The)	1,883,867	112,391,505
Colgate-Palmolive Co.	1,363,702	101,432,155
Conagra Brands, Inc.(c)	2,740,023	95,544,602
Constellation Brands, Inc., Class A	407,527	99,016,835
General Mills, Inc.	1,115,323	93,865,584
Hershey Co. (The)	387,440	100,618,168
Hormel Foods Corp.(c)	2,664,503	101,917,240
JM Smucker Co. (The)(c)	645,998	94,696,847
Kellogg Co.	1,539,754	102,809,375
Keurig Dr Pepper, Inc.	3,376,155	105,065,944
Kimberly-Clark Corp.	806,482	108,294,403
Kraft Heinz Co. (The)	2,260,493	86,396,042
Lamb Weston Holdings, Inc.	838,588	93,250,986
Mondelez International, Inc., Class A	1,398,428	102,658,599
Monster Beverage Corp.(b)	1,521,265	89,176,554
PepsiCo, Inc.	614,860	112,119,721
Philip Morris International, Inc.	1,023,751	92,147,827
Procter & Gamble Co. (The)	699,647	99,699,697
Tyson Foods, Inc., Class A	1,925,309	97,497,648
Walmart, Inc.	564,765	82,947,036
		2,329,267,847
Financials-12.52%
Aflac, Inc.(c)	1,386,451	89,024,019
Aon PLC, Class A	258,689	79,751,232
Arthur J. Gallagher & Co.	407,510	81,636,478
Berkshire Hathaway, Inc., Class B(b)	314,580	101,005,346
Cboe Global Markets, Inc.	702,967	93,086,890
Chubb Ltd.	476,869	88,602,260
CME Group, Inc., Class A	534,077	95,466,264
Globe Life, Inc.(c)	834,473	86,100,924
Loews Corp.	1,592,880	89,201,280
Marsh & McLennan Cos., Inc.	498,285	86,292,996
Travelers Cos., Inc. (The)	500,307	84,671,957
Visa, Inc., Class A(c)	378,001	83,549,561
Willis Towers Watson PLC(c)	391,057	85,582,825
		1,143,972,032
Health Care-20.15%
Abbott Laboratories	779,317	79,490,334
AbbVie, Inc.	657,723	90,739,465
AmerisourceBergen Corp.(c)	560,214	95,320,412
Amgen, Inc.	452,551	99,855,378
Becton, Dickinson and Co.	398,867	96,430,086
Boston Scientific Corp.(b)	1,778,935	91,579,574
Bristol-Myers Squibb Co.	1,625,525	104,748,831
Cardinal Health, Inc.(c)	1,031,927	84,927,592
	Shares	Value
Health Care-(continued)
Cigna Group (The)	328,964	$81,388,983
CVS Health Corp.	1,260,507	85,752,291
Henry Schein, Inc.(b)(c)	1,149,762	84,967,412
Hologic, Inc.(b)	1,070,485	84,450,562
Incyte Corp.(b)(c)	1,345,601	82,821,741
Johnson & Johnson	820,407	127,212,309
McKesson Corp.	242,431	94,751,732
Merck & Co., Inc.	893,836	98,688,433
Pfizer, Inc.	2,423,855	92,154,967
Quest Diagnostics, Inc.	721,986	95,771,443
UnitedHealth Group, Inc.	186,819	91,025,690
Zimmer Biomet Holdings, Inc.	627,041	79,847,401
		1,841,924,636
Industrials-11.05%
AMETEK, Inc.	631,944	91,676,116
General Dynamics Corp.	464,933	94,930,020
Honeywell International, Inc.	478,486	91,677,918
Huntington Ingalls Industries, Inc.	457,363	92,103,761
IDEX Corp.	423,958	84,435,475
Leidos Holdings, Inc.	1,229,579	95,980,937
Lockheed Martin Corp.	212,052	94,153,208
Otis Worldwide Corp.	1,023,305	81,362,980
Raytheon Technologies Corp.	918,452	84,626,167
Republic Services, Inc.	682,639	96,682,162
Waste Management, Inc.	634,726	102,774,834
		1,010,403,578
Information Technology-2.11%
International Business Machines Corp.	813,663	104,628,925
Roper Technologies, Inc.	194,240	88,227,693
		192,856,618
Real Estate-1.93%
Realty Income Corp.	1,593,032	94,689,822
VICI Properties, Inc.	2,654,419	82,101,180
		176,791,002
Utilities-20.60%
Alliant Energy Corp.(c)	1,612,680	82,988,513
Ameren Corp.	1,061,068	86,020,783
American Electric Power Co., Inc.	989,166	82,219,478
Atmos Energy Corp.	781,513	90,092,819
CenterPoint Energy, Inc.	3,068,076	86,550,424
CMS Energy Corp.	1,484,460	86,068,991
Consolidated Edison, Inc.(c)	1,010,823	94,309,786
Dominion Energy, Inc.	1,581,563	79,520,988
DTE Energy Co.	839,263	90,304,699
Duke Energy Corp.	1,004,005	89,647,606
Entergy Corp.	815,382	80,070,512
Evergy, Inc.	1,445,243	83,607,307
Eversource Energy	1,166,972	80,789,472
FirstEnergy Corp.	2,333,986	87,267,736
NiSource, Inc.	3,026,630	81,386,081
Pinnacle West Capital Corp.(c)	1,103,253	85,259,392
PPL Corp.	3,333,685	87,342,547
Public Service Enterprise Group, Inc.	1,385,698	82,795,455
Sempra Energy	587,785	84,364,781
Southern Co. (The)(c)	1,299,521	90,641,590
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Low Volatility ETF (SPLV)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Utilities-(continued)
WEC Energy Group, Inc.	966,686	$84,440,022
Xcel Energy, Inc.	1,326,763	86,624,356
		1,882,313,338
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $9,598,915,940)		9,138,997,496
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.31%
Invesco Private Government Fund, 5.10%(d)(e)(f)	33,478,743	33,478,743
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.22%(d)(e)(f)	86,129,754	$86,121,139
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $119,612,016)		119,599,882
TOTAL INVESTMENTS IN SECURITIES-101.30% (Cost $9,718,527,956)		9,258,597,378
OTHER ASSETS LESS LIABILITIES-(1.30)%		(119,142,106)
NET ASSETS-100.00%		$9,139,455,272

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$134,440,958	$(134,440,958)	$-	$-	$-	$138,467
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	140,080,011	1,068,153,574	(1,174,754,842)	-	-	33,478,743	1,781,744*
Invesco Private Prime Fund	360,219,541	1,927,546,492	(2,201,609,166)	(12,142)	(23,586)	86,121,139	5,031,573*
Total	$500,299,552	$3,130,141,024	$(3,510,804,966)	$(12,142)	$(23,586)	$119,599,882	$6,951,784

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 Minimum Variance ETF (SPMV)
May 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-4.47%
AT&T, Inc.	16,197	$254,779
T-Mobile US, Inc.(b)	3,003	412,162
Verizon Communications, Inc.	8,965	319,423
		986,364
Consumer Discretionary-6.78%
Amazon.com, Inc.(b)	2,849	343,532
Home Depot, Inc. (The)	940	266,443
McDonald’s Corp.	1,558	444,201
NIKE, Inc., Class B	711	74,840
TJX Cos., Inc. (The)	4,768	366,135
		1,495,151
Consumer Staples-11.88%
Conagra Brands, Inc.	5,975	208,348
Estee Lauder Cos., Inc. (The), Class A	329	60,546
General Mills, Inc.	5,324	448,068
Hershey Co. (The)	1,762	457,591
Hormel Foods Corp.	4,134	158,126
JM Smucker Co. (The)	270	39,579
Kellogg Co.	853	56,955
McCormick & Co., Inc.	3,303	283,166
Mondelez International, Inc., Class A	6,454	473,788
Procter & Gamble Co. (The)	3,052	434,910
		2,621,077
Energy-0.38%
Exxon Mobil Corp.	829	84,707
Financials-16.51%
Allstate Corp. (The)	1,395	151,288
American International Group, Inc.	1,232	65,087
Aon PLC, Class A	1,421	438,080
Arthur J. Gallagher & Co.	506	101,367
Bank of America Corp.	4,849	134,754
Berkshire Hathaway, Inc., Class B(b)	1,377	442,127
Brown & Brown, Inc.	3,025	188,548
Chubb Ltd.	2,111	392,224
Cincinnati Financial Corp.	631	60,891
Fidelity National Information Services, Inc.	5,294	288,894
Global Payments, Inc.	177	17,291
Hartford Financial Services Group, Inc. (The)	571	39,125
JPMorgan Chase & Co.	248	33,656
Marsh & McLennan Cos., Inc.	2,660	460,659
Progressive Corp. (The)	2,635	337,043
Travelers Cos., Inc. (The)	1,806	305,647
Visa, Inc., Class A	844	186,549
		3,643,230
Health Care-19.68%
Abbott Laboratories	4,319	440,538
Amgen, Inc.	719	158,647
Becton, Dickinson and Co.	599	144,814
Bristol-Myers Squibb Co.	3,804	245,130
CVS Health Corp.	4,755	323,483
Eli Lilly and Co.	1,151	494,308
Illumina, Inc.(b)	329	64,698
Intuitive Surgical, Inc.(b)	1,614	496,854
Johnson & Johnson	2,762	428,276
Medtronic PLC	4,788	396,255
Merck & Co., Inc.	2,681	296,009
	Shares	Value
Health Care-(continued)
Pfizer, Inc.	6,790	$258,156
Regeneron Pharmaceuticals, Inc.(b)	196	144,170
ResMed, Inc.	277	58,389
Stryker Corp.	130	35,825
Vertex Pharmaceuticals, Inc.(b)	313	101,277
Zoetis, Inc.	1,564	254,948
		4,341,777
Industrials-5.18%
Automatic Data Processing, Inc.	797	166,565
Republic Services, Inc.	2,159	305,779
Rollins, Inc.	2,102	82,651
Verisk Analytics, Inc.	1,173	257,016
Waste Management, Inc.	2,035	329,507
		1,141,518
Information Technology-20.83%
Accenture PLC, Class A	1,439	440,219
Adobe, Inc.(b)	713	297,884
Analog Devices, Inc.	432	76,762
Apple, Inc.	2,731	484,070
Cisco Systems, Inc.	2,030	100,830
Cognizant Technology Solutions Corp., Class A	1,796	112,232
Intel Corp.	487	15,311
Intuit, Inc.	858	359,605
Microsoft Corp.	1,684	553,009
Oracle Corp.	4,981	527,687
QUALCOMM, Inc.	3,628	411,451
Salesforce, Inc.(b)	846	188,979
Texas Instruments, Inc.	2,376	413,139
Trimble, Inc.(b)	3,359	156,765
Tyler Technologies, Inc.(b)	499	198,083
VeriSign, Inc.(b)	1,161	259,275
		4,595,301
Materials-2.68%
Corteva, Inc.	7,097	379,618
Newmont Corp.	5,225	211,874
		591,492
Real Estate-4.17%
American Tower Corp.	2,186	403,186
Crown Castle, Inc.	3,302	373,819
Prologis, Inc.	1,143	142,361
		919,366
Utilities-7.39%
American Electric Power Co., Inc.	950	78,964
Dominion Energy, Inc.	969	48,721
Duke Energy Corp.	4,503	402,073
NextEra Energy, Inc.	5,725	420,558
Public Service Enterprise Group, Inc.	2,322	138,740
Sempra Energy	2,138	306,867
Southern Co. (The)	310	21,623
Xcel Energy, Inc.	3,258	212,715
		1,630,261
TOTAL INVESTMENTS IN SECURITIES-99.95% (Cost $21,702,383)		22,050,244
OTHER ASSETS LESS LIABILITIES-0.05%		11,472
NET ASSETS-100.00%		$22,061,716
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Minimum Variance ETF (SPMV)—(continued)
May 31, 2023
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$15,358	$375,680	$(391,038)	$-	$-	$-	$220
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Momentum ETF (SPMO)
May 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-2.14%
Omnicom Group, Inc.	5,508	$485,751
T-Mobile US, Inc.(b)	27,277	3,743,768
		4,229,519
Consumer Discretionary-2.77%
AutoZone, Inc.(b)	600	1,432,104
Genuine Parts Co.	5,954	886,729
Las Vegas Sands Corp.(b)	9,435	520,152
O’Reilly Automotive, Inc.(b)	1,963	1,773,198
Ulta Beauty, Inc.(b)	2,093	857,774
		5,469,957
Consumer Staples-3.57%
Campbell Soup Co.	6,992	353,446
General Mills, Inc.	18,653	1,569,837
Hershey Co. (The)	4,606	1,196,178
Kellogg Co.	6,944	463,651
Kraft Heinz Co. (The)	23,888	912,999
Lamb Weston Holdings, Inc.	8,290	921,848
Molson Coors Beverage Co., Class B	4,672	288,963
Monster Beverage Corp.(b)	22,973	1,346,677
		7,053,599
Energy-26.46%
APA Corp.	9,150	290,787
Chevron Corp.	71,622	10,787,706
ConocoPhillips	47,414	4,708,210
Coterra Energy, Inc.	21,005	488,366
Devon Energy Corp.	19,159	883,230
Diamondback Energy, Inc.	4,651	591,375
EOG Resources, Inc.	16,754	1,797,537
EQT Corp.	13,488	468,978
Exxon Mobil Corp.	165,545	16,915,388
Halliburton Co.	27,690	793,318
Hess Corp.	13,476	1,707,005
Marathon Oil Corp.	21,308	472,185
Marathon Petroleum Corp.	26,197	2,748,327
Occidental Petroleum Corp.	33,733	1,945,045
ONEOK, Inc.	12,314	697,711
Phillips 66	12,877	1,179,662
Schlumberger N.V.	52,693	2,256,841
Targa Resources Corp.	6,948	472,811
Valero Energy Corp.	20,313	2,174,304
Williams Cos., Inc. (The)	29,920	857,507
		52,236,293
Financials-8.31%
Aflac, Inc.	18,928	1,215,367
Aon PLC, Class A	5,715	1,761,877
Arch Capital Group Ltd.(b)	17,381	1,211,456
Arthur J. Gallagher & Co.	7,818	1,566,180
Chubb Ltd.	13,083	2,430,821
Everest Re Group Ltd.	1,369	465,487
Globe Life, Inc.	2,910	300,254
Marsh & McLennan Cos., Inc.	13,976	2,420,364
Principal Financial Group, Inc.	8,491	555,821
Progressive Corp. (The)	21,833	2,792,659
Travelers Cos., Inc. (The)	7,300	1,235,452
W.R. Berkley Corp.	8,058	448,669
		16,404,407
Health Care-37.25%
AbbVie, Inc.	46,526	6,418,727
	Shares	Value
Health Care-(continued)
AmerisourceBergen Corp.	6,448	$1,097,127
Amgen, Inc.	15,816	3,489,800
Biogen, Inc.(b)	3,934	1,166,077
Bristol-Myers Squibb Co.	69,000	4,446,360
Cardinal Health, Inc.	14,835	1,220,920
Cigna Group (The)	14,857	3,675,770
Elevance Health, Inc.	6,294	2,818,579
Eli Lilly and Co.	40,025	17,189,136
Gilead Sciences, Inc.	49,341	3,796,297
Henry Schein, Inc.(b)	3,637	268,774
Hologic, Inc.(b)	6,882	542,921
Humana, Inc.	5,277	2,648,368
Incyte Corp.(b)	4,987	306,950
McKesson Corp.	7,902	3,088,418
Merck & Co., Inc.	142,238	15,704,498
Regeneron Pharmaceuticals, Inc.(b)	3,317	2,439,853
Vertex Pharmaceuticals, Inc.(b)	9,952	3,220,169
		73,538,744
Industrials-10.18%
Automatic Data Processing, Inc.	9,880	2,064,821
Caterpillar, Inc.	17,643	3,630,047
Cummins, Inc.	3,837	784,321
General Dynamics Corp.	5,812	1,186,694
Howmet Aerospace, Inc.	13,219	565,112
Huntington Ingalls Industries, Inc.	1,282	258,169
Lockheed Martin Corp.	7,640	3,392,237
Northrop Grumman Corp.	4,435	1,931,398
PACCAR, Inc.	17,467	1,201,380
Quanta Services, Inc.	6,243	1,108,632
Rollins, Inc.	6,879	270,482
Snap-on, Inc.	1,814	451,432
TransDigm Group, Inc.	1,422	1,100,131
United Rentals, Inc.	2,447	816,784
W.W. Grainger, Inc.	1,373	891,105
Wabtec Corp.	4,870	451,108
		20,103,853
Information Technology-1.81%
Cadence Design Systems, Inc.(b)	7,100	1,639,461
Enphase Energy, Inc.(b)	4,494	781,417
First Solar, Inc.(b)	5,715	1,159,916
		3,580,794
Materials-3.46%
Air Products and Chemicals, Inc.	6,084	1,637,448
CF Industries Holdings, Inc.	5,083	312,655
Corteva, Inc.	30,988	1,657,548
FMC Corp.	4,101	426,832
Mosaic Co. (The)	8,431	269,455
Nucor Corp.	12,408	1,638,600
Steel Dynamics, Inc.	9,602	882,424
		6,824,962
Real Estate-0.81%
Iron Mountain, Inc.	8,862	473,408
VICI Properties, Inc.	36,303	1,122,852
		1,596,260
Utilities-3.19%
AES Corp. (The)	21,078	416,080
Atmos Energy Corp.	3,728	429,764
Consolidated Edison, Inc.	10,301	961,083
Constellation Energy Corp.	17,869	1,501,353
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Momentum ETF (SPMO)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Utilities-(continued)
Edison International	10,051	$678,644
PG&E Corp.(b)	48,563	822,657
Sempra Energy	10,371	1,488,550
		6,298,131
TOTAL INVESTMENTS IN SECURITIES-99.95% (Cost $201,315,845)		197,336,519
OTHER ASSETS LESS LIABILITIES-0.05%		97,695
NET ASSETS-100.00%		$197,434,214
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$87,717	$3,901,421	$(3,989,138)	$-	$-	$-	$2,304
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	284,318	(284,318)	-	-	-	69*
Invesco Private Prime Fund	-	731,183	(731,110)	-	(73)	-	182*
Total	$87,717	$4,916,922	$(5,004,566)	$-	$(73)	$-	$2,555

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 QVM Multi-factor ETF (QVML)
May 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-9.84%
Activision Blizzard, Inc.(b)	20,137	$1,614,987
Alphabet, Inc., Class C(b)	318,151	39,250,289
AT&T, Inc.	213,647	3,360,667
Comcast Corp., Class A	131,764	5,184,914
DISH Network Corp., Class A(b)	7,082	45,537
Electronic Arts, Inc.	7,593	971,904
Fox Corp., Class A(c)	13,082	408,158
Interpublic Group of Cos., Inc. (The)	11,289	419,838
Meta Platforms, Inc., Class A(b)	62,986	16,673,654
Netflix, Inc.(b)	13,665	5,400,818
News Corp., Class A	14,699	269,139
Omnicom Group, Inc.	6,091	537,165
Paramount Global, Class B(c)	15,484	235,512
Take-Two Interactive Software, Inc.(b)	4,566	628,875
T-Mobile US, Inc.(b)	17,513	2,403,659
Verizon Communications, Inc.	128,117	4,564,809
Walt Disney Co. (The)(b)(c)	54,569	4,799,889
Warner Bros Discovery, Inc.(b)	65,698	741,074
		87,510,888
Consumer Discretionary-4.42%
Advance Auto Parts, Inc.(c)	1,908	139,074
Aptiv PLC(b)	7,892	695,127
AutoZone, Inc.(b)	567	1,353,338
Bath & Body Works, Inc.	6,625	233,465
Best Buy Co., Inc.	6,096	442,996
Booking Holdings, Inc.(b)	1,128	2,829,893
BorgWarner, Inc.	6,797	301,311
CarMax, Inc.(b)(c)	4,559	329,205
Carnival Corp.(b)(c)	32,599	366,087
Chipotle Mexican Grill, Inc.(b)	807	1,675,727
D.R. Horton, Inc.	9,055	967,436
Darden Restaurants, Inc.(c)	3,480	551,650
Expedia Group, Inc.(b)	4,541	434,619
Ford Motor Co.	108,306	1,299,672
Garmin Ltd.	4,552	469,539
General Motors Co.	40,883	1,325,018
Genuine Parts Co.	4,361	649,484
Hasbro, Inc.(c)	3,718	220,663
Home Depot, Inc. (The)	30,774	8,722,890
Las Vegas Sands Corp.(b)	9,438	520,317
Lennar Corp., Class A	7,354	787,760
LKQ Corp.	7,441	392,513
Marriott International, Inc., Class A	7,710	1,293,661
MGM Resorts International	8,994	353,374
Mohawk Industries, Inc.(b)	1,467	135,023
Newell Brands, Inc.	10,929	90,820
NIKE, Inc., Class B	36,814	3,875,042
NVR, Inc.(b)	98	544,314
O’Reilly Automotive, Inc.(b)	1,869	1,688,286
Pool Corp.(c)	1,176	371,886
PulteGroup, Inc.	6,771	447,428
Ralph Lauren Corp.(c)	1,332	141,605
Ross Stores, Inc.	10,419	1,079,617
Tapestry, Inc.	7,266	290,785
TJX Cos., Inc. (The)	33,988	2,609,939
Tractor Supply Co.	3,390	710,510
Ulta Beauty, Inc.(b)	1,503	615,975
VF Corp.	10,057	173,182
Whirlpool Corp.(c)	1,606	207,640
		39,336,871
	Shares	Value
Consumer Staples-7.54%
Altria Group, Inc.	52,504	$2,332,228
Archer-Daniels-Midland Co.(c)	16,225	1,146,296
Brown-Forman Corp., Class B	5,467	337,697
Campbell Soup Co.	5,901	298,296
Church & Dwight Co., Inc.	7,159	661,849
Clorox Co. (The)	3,761	594,915
Coca-Cola Co. (The)	114,812	6,849,684
Colgate-Palmolive Co.	25,059	1,863,888
Conagra Brands, Inc.	14,316	499,199
Constellation Brands, Inc., Class A	4,855	1,179,619
Costco Wholesale Corp.	13,127	6,715,248
Dollar General Corp.	6,628	1,332,824
Dollar Tree, Inc.(b)(c)	6,342	855,409
Estee Lauder Cos., Inc. (The), Class A	6,699	1,232,817
General Mills, Inc.	17,618	1,482,731
Hershey Co. (The)	4,320	1,121,904
Hormel Foods Corp.	9,422	360,391
JM Smucker Co. (The)	3,059	448,419
Kellogg Co.	7,649	510,724
Keurig Dr Pepper, Inc.	24,948	776,382
Kimberly-Clark Corp.	10,044	1,348,708
Kraft Heinz Co. (The)	23,864	912,082
Kroger Co. (The)	17,486	792,640
Lamb Weston Holdings, Inc.	4,146	461,035
McCormick & Co., Inc.	7,604	651,891
Molson Coors Beverage Co., Class B	5,300	327,805
Mondelez International, Inc., Class A	40,309	2,959,084
Monster Beverage Corp.(b)	22,248	1,304,178
PepsiCo, Inc.	41,099	7,494,403
Procter & Gamble Co. (The)	70,164	9,998,370
Sysco Corp.	14,846	1,038,478
Target Corp.	14,030	1,836,948
Tyson Foods, Inc., Class A	8,551	433,023
Walgreens Boots Alliance, Inc.	21,836	663,159
Walmart, Inc.	42,874	6,296,904
		67,119,228
Energy-4.81%
APA Corp.	9,465	300,798
Baker Hughes Co., Class A	28,732	782,947
Chevron Corp.	52,208	7,863,569
ConocoPhillips	35,422	3,517,405
Coterra Energy, Inc.	23,081	536,633
Devon Energy Corp.	19,307	890,053
Diamondback Energy, Inc.	5,279	671,225
EOG Resources, Inc.	16,616	1,782,731
EQT Corp.	11,755	408,721
Exxon Mobil Corp.	121,937	12,459,523
Halliburton Co.	26,126	748,510
Hess Corp.	8,061	1,021,087
Kinder Morgan, Inc.	57,345	923,828
Marathon Oil Corp.	18,515	410,292
Marathon Petroleum Corp.	13,418	1,407,682
Occidental Petroleum Corp.	20,202	1,164,847
ONEOK, Inc.	12,990	736,013
Phillips 66	14,321	1,311,947
Pioneer Natural Resources Co.	6,933	1,382,718
Schlumberger N.V.	41,623	1,782,713
Targa Resources Corp.	6,742	458,793
Valero Energy Corp.	11,235	1,202,594
Williams Cos., Inc. (The)	35,659	1,021,987
		42,786,616
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 QVM Multi-factor ETF (QVML)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Financials-14.41%
Aflac, Inc.	17,177	$1,102,935
Allstate Corp. (The)	8,275	897,424
American Express Co.	17,578	2,787,168
American International Group, Inc.	23,385	1,235,430
Ameriprise Financial, Inc.	3,242	967,640
Arch Capital Group Ltd.(b)	10,867	757,430
Arthur J. Gallagher & Co.	6,110	1,224,016
Assurant, Inc.	1,505	180,585
Bank of America Corp.	218,978	6,085,399
Bank of New York Mellon Corp. (The)	22,125	889,425
Berkshire Hathaway, Inc., Class B(b)	52,268	16,782,209
BlackRock, Inc.	4,560	2,998,428
Brown & Brown, Inc.	6,888	429,329
Capital One Financial Corp.	11,724	1,221,758
Cboe Global Markets, Inc.	3,254	430,895
Charles Schwab Corp. (The)	45,960	2,421,632
Chubb Ltd.	12,652	2,350,742
Cincinnati Financial Corp.	4,738	457,217
Citigroup, Inc.	57,141	2,532,489
Citizens Financial Group, Inc.	15,933	410,753
CME Group, Inc., Class A	10,805	1,931,394
Comerica, Inc.	3,972	143,389
Discover Financial Services	8,078	829,934
Everest Re Group Ltd.	1,115	379,122
FactSet Research Systems, Inc.	1,218	468,796
Fidelity National Information Services, Inc.	17,588	959,777
Fifth Third Bancorp	22,001	533,964
Fiserv, Inc.(b)	18,468	2,071,925
FleetCor Technologies, Inc.(b)	2,212	501,129
Franklin Resources, Inc.(c)	8,616	206,870
Global Payments, Inc.	8,292	810,046
Globe Life, Inc.	2,592	267,443
Goldman Sachs Group, Inc. (The)	10,108	3,273,981
Hartford Financial Services Group, Inc. (The)	9,946	681,500
Huntington Bancshares, Inc.	45,198	465,991
Intercontinental Exchange, Inc.	16,471	1,745,102
Invesco Ltd.(d)	13,058	187,774
Jack Henry & Associates, Inc.	2,065	315,718
JPMorgan Chase & Co.	90,342	12,260,313
KeyCorp	29,101	271,803
Lincoln National Corp.	4,458	93,261
Loews Corp.	6,074	340,144
M&T Bank Corp.	5,600	667,296
MarketAxess Holdings, Inc.	1,109	302,103
Marsh & McLennan Cos., Inc.	14,646	2,536,394
Mastercard, Inc., Class A	24,971	9,114,914
MetLife, Inc.	20,607	1,021,077
Moody’s Corp.	4,624	1,465,253
Morgan Stanley	39,369	3,218,809
Nasdaq, Inc.	10,174	563,131
Northern Trust Corp.	6,276	451,370
PayPal Holdings, Inc.(b)	32,647	2,023,788
PNC Financial Services Group, Inc. (The)	12,933	1,498,029
Principal Financial Group, Inc.	7,221	472,687
Progressive Corp. (The)	17,207	2,200,947
Prudential Financial, Inc.	11,440	900,214
Raymond James Financial, Inc.	5,818	525,656
Regions Financial Corp.(c)	29,520	509,810
S&P Global, Inc.	9,994	3,672,095
State Street Corp.	11,123	756,587
Synchrony Financial	13,767	426,226
T. Rowe Price Group, Inc.(c)	6,458	692,039
	Shares	Value
Financials-(continued)
Travelers Cos., Inc. (The)	7,193	$1,217,343
Truist Financial Corp.	41,982	1,279,192
U.S. Bancorp(c)	41,829	1,250,687
Visa, Inc., Class A(c)	47,962	10,601,041
W.R. Berkley Corp.	6,185	344,381
Wells Fargo & Co.	121,332	4,830,227
Willis Towers Watson PLC	3,106	679,748
Zions Bancorporation N.A.(c)	4,741	129,382
		128,252,706
Health Care-15.60%
Abbott Laboratories	53,186	5,424,972
AbbVie, Inc.	54,115	7,465,705
Agilent Technologies, Inc.	8,818	1,019,978
Align Technology, Inc.(b)	1,968	556,275
AmerisourceBergen Corp.	4,866	827,950
Amgen, Inc.	15,969	3,523,560
Becton, Dickinson and Co.	8,341	2,016,520
Biogen, Inc.(b)	4,361	1,292,644
Bio-Techne Corp.	4,454	364,293
Boston Scientific Corp.(b)	42,118	2,168,235
Bristol-Myers Squibb Co.	64,253	4,140,463
Cardinal Health, Inc.	8,074	664,490
Centene Corp.(b)	17,031	1,062,905
Charles River Laboratories International, Inc.(b)	1,514	292,777
Cigna Group (The)	9,435	2,334,313
Cooper Cos., Inc. (The)	1,415	525,715
CVS Health Corp.	40,579	2,760,589
Danaher Corp.	19,450	4,466,109
DaVita, Inc.(b)	1,608	150,621
Edwards Lifesciences Corp.(b)	19,013	1,601,465
Elevance Health, Inc.	7,200	3,224,304
Eli Lilly and Co.	23,284	9,999,547
GE HealthCare Technologies, Inc.(b)	10,623	844,635
Gilead Sciences, Inc.	37,190	2,861,399
HCA Healthcare, Inc.	6,039	1,595,443
Henry Schein, Inc.(b)	4,067	300,551
Hologic, Inc.(b)	7,536	594,515
Humana, Inc.	3,804	1,909,114
IDEXX Laboratories, Inc.(b)	2,434	1,131,250
Incyte Corp.(b)	5,665	348,681
Intuitive Surgical, Inc.(b)	10,383	3,196,303
IQVIA Holdings, Inc.(b)(c)	5,452	1,073,553
Johnson & Johnson	77,558	12,026,144
Laboratory Corp. of America Holdings	2,880	612,086
McKesson Corp.	4,323	1,689,601
Medtronic PLC	41,434	3,429,078
Merck & Co., Inc.	73,963	8,166,255
Mettler-Toledo International, Inc.(b)	635	839,388
Moderna, Inc.(b)	9,540	1,218,353
Molina Healthcare, Inc.(b)	1,811	496,033
Organon & Co.	7,175	139,123
Pfizer, Inc.	169,056	6,427,509
Quest Diagnostics, Inc.	3,355	445,041
Regeneron Pharmaceuticals, Inc.(b)	3,276	2,409,695
ResMed, Inc.	4,365	920,098
Revvity, Inc.	3,626	418,150
Stryker Corp.	9,949	2,741,746
Teleflex, Inc.	1,449	340,153
Thermo Fisher Scientific, Inc.	11,363	5,777,631
UnitedHealth Group, Inc.	27,964	13,625,179
Universal Health Services, Inc., Class B	2,185	288,704

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 QVM Multi-factor ETF (QVML)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Health Care-(continued)
Vertex Pharmaceuticals, Inc.(b)	7,798	$2,523,199
Viatris, Inc.	38,660	353,739
Waters Corp.(b)	1,809	454,457
West Pharmaceutical Services, Inc.	2,118	708,746
Zimmer Biomet Holdings, Inc.	6,254	796,384
Zoetis, Inc.	13,593	2,215,795
		138,801,161
Industrials-8.78%
3M Co.	16,353	1,525,898
A.O. Smith Corp.	3,669	234,596
Alaska Air Group, Inc.(b)	3,447	154,874
Allegion PLC	2,499	261,745
American Airlines Group, Inc.(b)(c)	18,410	272,100
AMETEK, Inc.	6,861	995,325
Automatic Data Processing, Inc.	12,088	2,526,271
Broadridge Financial Solutions, Inc.	3,427	502,809
C.H. Robinson Worldwide, Inc.(c)	3,343	316,047
Carrier Global Corp.	23,941	979,187
Caterpillar, Inc.	14,836	3,052,507
Ceridian HCM Holding, Inc.(b)(c)	4,601	284,572
Cintas Corp.	2,594	1,224,731
Copart, Inc.(b)	12,337	1,080,598
CoStar Group, Inc.(b)	12,007	953,356
CSX Corp.	63,933	1,960,825
Cummins, Inc.	3,995	816,618
Deere & Co.	8,013	2,772,338
Delta Air Lines, Inc.(b)	18,278	664,040
Dover Corp.	4,042	538,920
Eaton Corp. PLC	11,581	2,037,098
Emerson Electric Co.	16,883	1,311,471
Equifax, Inc.	3,665	764,592
Expeditors International of Washington, Inc.	4,441	489,887
Fastenal Co.	16,421	884,271
FedEx Corp.	6,903	1,504,716
Fortive Corp.	10,398	677,014
Generac Holdings, Inc.(b)	1,794	195,402
General Dynamics Corp.	6,691	1,366,168
General Electric Co.	31,435	3,191,596
Honeywell International, Inc.	19,398	3,716,657
Howmet Aerospace, Inc.	10,812	462,213
Huntington Ingalls Industries, Inc.	1,184	238,434
IDEX Corp.	2,251	448,309
Illinois Tool Works, Inc.	8,132	1,778,712
Ingersoll Rand, Inc.	11,679	661,732
J.B. Hunt Transport Services, Inc.	2,411	402,565
Jacobs Solutions, Inc.	3,711	406,726
Johnson Controls International PLC	19,606	1,170,478
L3Harris Technologies, Inc.	5,691	1,001,161
Leidos Holdings, Inc.	4,132	322,544
Lockheed Martin Corp.	6,852	3,042,357
Nordson Corp.	1,603	349,342
Norfolk Southern Corp.	7,076	1,473,082
Northrop Grumman Corp.	4,244	1,848,220
Old Dominion Freight Line, Inc.	2,537	787,586
PACCAR, Inc.	14,836	1,020,420
Parker-Hannifin Corp.	3,684	1,180,501
Paychex, Inc.	9,206	965,986
Paycom Software, Inc.	1,433	401,426
Pentair PLC	4,835	268,197
Quanta Services, Inc.	4,126	732,695
Raytheon Technologies Corp.	43,712	4,027,624
Republic Services, Inc.	6,155	871,733
	Shares	Value
Industrials-(continued)
Robert Half International, Inc.	3,113	$202,407
Rockwell Automation, Inc.	3,350	933,310
Rollins, Inc.	6,917	271,976
Snap-on, Inc.	1,599	397,927
Southwest Airlines Co.	17,346	518,125
Stanley Black & Decker, Inc.	4,356	326,569
Textron, Inc.	5,990	370,601
Trane Technologies PLC	6,572	1,072,748
Union Pacific Corp.	18,721	3,604,167
United Airlines Holdings, Inc.(b)	9,207	437,010
United Parcel Service, Inc., Class B	21,371	3,568,957
United Rentals, Inc.	2,041	681,265
Verisk Analytics, Inc.	4,414	967,152
W.W. Grainger, Inc.	1,311	850,865
Wabtec Corp.	5,340	494,644
Waste Management, Inc.	11,033	1,786,463
Xylem, Inc.	5,410	542,082
		78,144,540
Information Technology-26.71%
Accenture PLC, Class A	18,912	5,785,559
Adobe, Inc.(b)	12,970	5,418,736
Advanced Micro Devices, Inc.(b)	43,837	5,181,972
Akamai Technologies, Inc.(b)	4,557	419,791
Amphenol Corp., Class A	17,127	1,292,232
Analog Devices, Inc.	14,902	2,647,936
ANSYS, Inc.(b)	2,527	817,712
Apple, Inc.	426,994	75,684,687
Applied Materials, Inc.	25,231	3,363,292
Arista Networks, Inc.(b)	6,874	1,143,421
Broadcom, Inc.	11,288	9,120,253
Cadence Design Systems, Inc.(b)	7,813	1,804,100
CDW Corp.	3,994	685,730
Cisco Systems, Inc.	120,652	5,992,785
Cognizant Technology Solutions Corp., Class A	15,469	966,658
Corning, Inc.	22,635	697,384
DXC Technology Co.(b)	6,514	163,045
Enphase Energy, Inc.(b)	3,907	679,349
EPAM Systems, Inc.(b)	1,782	457,297
F5, Inc.(b)	1,690	249,410
First Solar, Inc.(b)	2,330	472,897
Gartner, Inc.(b)	2,273	779,321
Gen Digital, Inc.	18,196	319,158
Hewlett Packard Enterprise Co.	39,263	566,173
HP, Inc.	27,053	786,160
Intel Corp.	116,869	3,674,361
International Business Machines Corp.	26,956	3,466,272
Juniper Networks, Inc.	9,349	283,929
Keysight Technologies, Inc.(b)	5,369	868,704
KLA Corp.	4,194	1,857,900
Lam Research Corp.	4,018	2,477,901
Microchip Technology, Inc.	15,612	1,174,959
Micron Technology, Inc.	32,599	2,223,252
Microsoft Corp.	217,035	71,272,124
Monolithic Power Systems, Inc.	1,232	603,569
NetApp, Inc.(c)	6,492	430,744
NXP Semiconductors N.V. (China)	7,514	1,345,757
ON Semiconductor Corp.(b)	11,931	997,432
Oracle Corp.	44,760	4,741,874
PTC, Inc.(b)	3,234	434,650
Qorvo, Inc.(b)	3,068	298,394
QUALCOMM, Inc.	33,653	3,816,587

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 QVM Multi-factor ETF (QVML)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Information Technology-(continued)
Roper Technologies, Inc.	3,215	$1,460,317
Skyworks Solutions, Inc.	4,543	470,246
SolarEdge Technologies, Inc.(b)	1,640	467,121
Synopsys, Inc.(b)	4,463	2,030,487
TE Connectivity Ltd.	9,246	1,132,450
Teledyne Technologies, Inc.(b)	1,377	535,171
Teradyne, Inc.	4,537	454,562
Texas Instruments, Inc.	26,163	4,549,222
Trimble, Inc.(b)	7,266	339,104
Western Digital Corp.(b)	9,192	356,006
Zebra Technologies Corp., Class A(b)	1,523	399,894
		237,658,047
Materials-2.61%
Air Products and Chemicals, Inc.	6,441	1,733,531
Albemarle Corp.(c)	3,507	678,710
Amcor PLC	44,656	430,484
Avery Dennison Corp.	2,486	400,569
Ball Corp.	9,457	483,820
Celanese Corp.	3,088	321,214
CF Industries Holdings, Inc.	6,014	369,921
Corteva, Inc.	21,126	1,130,030
Dow, Inc.	21,126	1,030,526
DuPont de Nemours, Inc.	14,786	993,471
Eastman Chemical Co.	3,668	282,766
FMC Corp.	3,788	394,255
Freeport-McMoRan, Inc.	42,596	1,462,747
International Paper Co.	10,783	317,451
Linde PLC	14,428	5,102,606
LyondellBasell Industries N.V., Class A	7,618	651,644
Martin Marietta Materials, Inc.	1,855	738,364
Mosaic Co. (The)	9,783	312,665
Newmont Corp.	24,274	984,311
Nucor Corp.	7,443	982,923
Packaging Corp. of America(c)	2,681	332,524
PPG Industries, Inc.	6,936	910,627
Sealed Air Corp.	4,207	159,235
Sherwin-Williams Co. (The)	6,959	1,585,121
Steel Dynamics, Inc.	4,733	434,963
Vulcan Materials Co.	4,020	785,910
WestRock Co.	7,317	204,949
		23,215,337
Real Estate-2.18%
Alexandria Real Estate Equities, Inc.	4,608	522,824
AvalonBay Communities, Inc.	4,042	703,227
Boston Properties, Inc.	4,621	224,904
Camden Property Trust	3,227	337,125
CBRE Group, Inc., Class A(b)	9,324	698,554
Digital Realty Trust, Inc.	8,303	850,725
Equinix, Inc.	2,746	2,047,280
Equity Residential	10,126	615,661
Extra Space Storage, Inc.(c)	4,030	581,408
Federal Realty Investment Trust	2,020	178,164
Healthpeak Properties, Inc.	16,277	324,889
Host Hotels & Resorts, Inc.	20,695	343,537
Invitation Homes, Inc.	16,980	575,282
Iron Mountain, Inc.	8,384	447,873
Kimco Realty Corp.	18,798	345,507
Mid-America Apartment Communities, Inc.	3,478	511,475
Prologis, Inc.	26,883	3,348,278
Public Storage	4,680	1,325,844
Realty Income Corp.	18,370	1,091,913
	Shares	Value
Real Estate-(continued)
Regency Centers Corp.	4,656	$261,993
Simon Property Group, Inc.	9,674	1,017,221
Ventas, Inc.	11,897	513,237
VICI Properties, Inc.	28,215	872,690
Welltower, Inc.	13,938	1,039,914
Weyerhaeuser Co.	21,544	617,451
		19,396,976
Utilities-3.06%
AES Corp. (The)(c)	19,693	388,740
Alliant Energy Corp.	7,382	379,878
Ameren Corp.	7,642	619,537
American Electric Power Co., Inc.	14,890	1,237,657
American Water Works Co., Inc.	5,391	778,730
Atmos Energy Corp.	4,110	473,801
CenterPoint Energy, Inc.	18,407	519,261
CMS Energy Corp.	8,411	487,670
Consolidated Edison, Inc.	10,212	952,780
Constellation Energy Corp.	9,247	776,933
Dominion Energy, Inc.	24,919	1,252,927
DTE Energy Co.	5,850	629,460
Duke Energy Corp.	22,647	2,022,151
Edison International	10,882	734,753
Entergy Corp.	5,977	586,941
Evergy, Inc.	6,814	394,190
Eversource Energy	10,368	717,777
Exelon Corp.	28,663	1,136,488
FirstEnergy Corp.	15,762	589,341
NextEra Energy, Inc.	56,133	4,123,530
NiSource, Inc.	11,324	304,502
NRG Energy, Inc.	6,576	222,203
PG&E Corp.(b)	44,802	758,946
Pinnacle West Capital Corp.	3,139	242,582
PPL Corp.	21,787	570,819
Public Service Enterprise Group, Inc.	15,046	898,998
Sempra Energy	9,348	1,341,718
Southern Co. (The)	31,313	2,184,082
WEC Energy Group, Inc.	9,462	826,506
Xcel Energy, Inc.	16,228	1,059,526
		27,212,427
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $882,642,610)		889,434,797
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.34%
Invesco Private Government Fund, 5.10%(d)(e)(f)	5,740,916	5,740,916
Invesco Private Prime Fund, 5.22%(d)(e)(f)	15,089,126	15,087,617
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $20,830,123)		20,828,533
TOTAL INVESTMENTS IN SECURITIES-102.30% (Cost $903,472,733)		910,263,330
OTHER ASSETS LESS LIABILITIES-(2.30)%		(20,448,502)
NET ASSETS-100.00%		$889,814,828

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 QVM Multi-factor ETF (QVML)—(continued)
May 31, 2023
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Invesco Ltd.	$140,028	$131,761	$(39,993)	$(32,993)	$(11,029)	$187,774	$6,988
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	13,543,399	(13,543,399)	-	-	-	14,178
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,953,022	80,262,865	(78,474,971)	-	-	5,740,916	182,460*
Invesco Private Prime Fund	10,164,913	175,069,517	(170,143,892)	(1,590)	(1,331)	15,087,617	495,906*
Total	$14,257,963	$269,007,542	$(262,202,255)	$(34,583)	$(12,360)	$21,016,307	$699,532

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)
May 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Communication Services-1.82%
Frontier Communications Parent, Inc.(b)(c)	29,604	$440,508
Iridium Communications, Inc.	16,879	1,013,415
John Wiley & Sons, Inc., Class A	5,636	202,896
New York Times Co. (The), Class A	21,915	776,229
Nexstar Media Group, Inc., Class A	5,293	798,820
TripAdvisor, Inc.(b)	13,913	216,486
World Wrestling Entertainment, Inc., Class A	5,863	594,039
Ziff Davis, Inc.(b)(c)	6,165	363,982
		4,406,375
Consumer Discretionary-14.70%
Adient PLC(b)	12,223	411,793
AutoNation, Inc.(b)	4,250	556,410
Boyd Gaming Corp.	10,332	658,458
Brunswick Corp.(c)	9,303	702,377
Capri Holdings Ltd.(b)	17,849	626,500
Carter’s, Inc.(c)	5,054	314,207
Choice Hotels International, Inc.(c)	3,493	396,421
Churchill Downs, Inc.(c)	8,554	1,161,804
Columbia Sportswear Co.	4,505	332,604
Crocs, Inc.(b)	7,875	884,205
Dana, Inc.	16,292	209,678
Deckers Outdoor Corp.(b)	3,321	1,577,475
Dick’s Sporting Goods, Inc.(c)	6,197	790,180
Five Below, Inc.(b)	7,324	1,263,537
Foot Locker, Inc.(c)	10,149	256,973
Fox Factory Holding Corp.(b)(c)	5,391	479,368
GameStop Corp., Class A(b)(c)	34,702	834,583
Gap, Inc. (The)(c)	29,532	236,847
Gentex Corp.	30,809	809,044
Goodyear Tire & Rubber Co. (The)(b)	36,659	503,328
Graham Holdings Co., Class B	507	286,328
Grand Canyon Education, Inc.(b)	4,070	426,373
H&R Block, Inc.	19,967	596,015
Harley-Davidson, Inc.	18,872	587,108
KB Home	10,671	462,374
Kohl’s Corp.	16,159	296,033
Lear Corp.	7,641	937,245
Leggett & Platt, Inc.(c)	17,856	544,251
Light & Wonder, Inc.(b)	12,084	704,376
Lithia Motors, Inc., Class A(c)	3,437	801,783
Macy’s, Inc.(c)	34,185	464,574
Marriott Vacations Worldwide Corp.	4,937	608,337
Mattel, Inc.(b)	46,993	818,148
Murphy USA, Inc.	2,715	750,480
Nordstrom, Inc.(c)	14,284	218,545
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	7,717	425,361
Penn Entertainment, Inc.(b)(c)	20,383	510,390
Polaris, Inc.	6,773	729,520
PVH Corp.	8,613	740,890
RH(b)(c)	2,665	652,872
Service Corp. International	20,415	1,298,598
Skechers U.S.A., Inc., Class A(b)	17,477	897,794
Taylor Morrison Home Corp., Class A(b)	13,756	583,667
Texas Roadhouse, Inc.	8,442	910,892
Thor Industries, Inc.(c)	7,165	560,805
Toll Brothers, Inc.(c)	13,767	932,026
TopBuild Corp.(b)	4,240	855,038
Topgolf Callaway Brands Corp.(b)(c)	18,031	307,789
Under Armour, Inc., Class A(b)	49,029	353,499
Valvoline, Inc.	22,725	874,913
Victoria’s Secret & Co.(b)	12,260	250,349
	Shares	Value
Consumer Discretionary-(continued)
Visteon Corp.(b)	3,560	$475,545
Wendy’s Co. (The)	22,581	497,008
Williams-Sonoma, Inc.(c)	8,726	990,488
Wyndham Hotels & Resorts, Inc.	11,587	790,813
YETI Holdings, Inc.(b)(c)	11,246	411,266
		35,557,285
Consumer Staples-3.90%
BJ’s Wholesale Club Holdings, Inc.(b)	16,930	1,060,665
Boston Beer Co., Inc. (The), Class A(b)	1,207	407,363
Casey’s General Stores, Inc.	4,614	1,041,149
Coca-Cola Consolidated, Inc.	619	409,617
Coty, Inc., Class A(b)	47,337	513,133
Darling Ingredients, Inc.(b)	21,196	1,343,402
Flowers Foods, Inc.	25,342	633,043
Grocery Outlet Holding Corp.(b)(c)	11,537	331,343
Ingredion, Inc.	8,672	907,091
Lancaster Colony Corp.	2,613	513,664
Performance Food Group Co.(b)	20,081	1,110,278
Pilgrim’s Pride Corp.(b)	5,647	125,363
Post Holdings, Inc.(b)(c)	7,095	602,791
Sprouts Farmers Market, Inc.(b)(c)	12,573	434,523
		9,433,425
Energy-3.47%
Antero Midstream Corp.	44,998	459,430
Antero Resources Corp.(b)	37,330	761,905
ChampionX Corp.	26,170	661,054
CNX Resources Corp.(b)(c)	22,466	347,100
DT Midstream, Inc.	12,386	563,068
HF Sinclair Corp.	17,249	714,799
Matador Resources Co.	14,503	637,697
Murphy Oil Corp.	19,044	662,731
NOV, Inc.	49,399	695,044
PBF Energy, Inc., Class A	14,509	534,076
PDC Energy, Inc.	11,762	807,108
Range Resources Corp.	31,522	862,757
Southwestern Energy Co.(b)	141,559	675,236
		8,382,005
Financials-15.35%
Affiliated Managers Group, Inc.	4,946	687,939
American Financial Group, Inc.	9,548	1,071,954
Annaly Capital Management, Inc.	61,617	1,163,329
Associated Banc-Corp	20,390	301,976
Bank of Hawaii Corp.	5,265	206,125
Bank OZK(c)	16,122	557,499
Brighthouse Financial, Inc.(b)	9,349	376,391
Cadence Bank	24,725	444,061
Cathay General Bancorp	9,905	289,622
CNO Financial Group, Inc.	15,394	334,204
Columbia Banking System, Inc.	29,315	587,179
Commerce Bancshares, Inc.	15,341	735,601
Cullen/Frost Bankers, Inc.	8,689	870,638
East West Bancorp, Inc.	19,120	914,892
Essent Group Ltd.	13,818	610,341
Euronet Worldwide, Inc.(b)(c)	6,126	682,436
Evercore, Inc., Class A	4,706	508,013
F.N.B. Corp.	47,853	525,904
Federated Hermes, Inc., Class B	11,073	381,243
First American Financial Corp.	14,087	773,799
First Financial Bankshares, Inc.(c)	17,527	453,949
FirstCash Holdings, Inc.	4,906	483,437
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Financials-(continued)
Fulton Financial Corp.	22,595	$252,160
Glacier Bancorp, Inc.(c)	15,197	437,978
Hancock Whitney Corp.	11,595	423,565
Hanover Insurance Group, Inc. (The)	4,813	536,457
Home BancShares, Inc.(c)	25,651	550,727
Interactive Brokers Group, Inc., Class A	12,889	995,417
International Bancshares Corp.(c)	6,914	295,366
Janus Henderson Group PLC	17,550	461,214
Jefferies Financial Group, Inc.	24,974	750,968
Kemper Corp.	8,286	358,618
Kinsale Capital Group, Inc.	2,844	861,675
MGIC Investment Corp.	38,392	580,487
Navient Corp.	13,890	210,434
New York Community Bancorp, Inc.	93,627	962,486
Old National Bancorp	40,082	497,818
Old Republic International Corp.	38,371	939,706
Pinnacle Financial Partners, Inc.	10,851	527,901
Primerica, Inc.	5,168	940,679
Prosperity Bancshares, Inc.(c)	12,388	708,346
Reinsurance Group of America, Inc.	8,833	1,236,620
RenaissanceRe Holdings Ltd. (Bermuda)	5,777	1,088,214
RLI Corp.	5,361	663,960
SEI Investments Co.	13,524	765,188
Selective Insurance Group, Inc.	8,115	784,964
SLM Corp.	33,515	511,439
Stifel Financial Corp.	13,854	769,867
Synovus Financial Corp.	20,439	553,693
Texas Capital Bancshares, Inc.(b)	6,844	323,721
UMB Financial Corp.	5,888	333,496
United Bankshares, Inc.	18,360	540,151
Unum Group	24,562	1,067,219
Valley National Bancorp(c)	57,676	425,649
Voya Financial, Inc.	12,667	858,823
Webster Financial Corp.	24,322	864,647
Western Union Co. (The)	55,067	627,213
WEX, Inc.(b)	5,719	948,496
Wintrust Financial Corp.	8,346	530,555
		37,146,449
Health Care-9.14%
Acadia Healthcare Co., Inc.(b)	11,828	835,412
Azenta, Inc.(b)(c)	9,892	427,829
Bruker Corp.	12,087	835,212
Chemed Corp.	1,977	1,055,263
Encompass Health Corp.	13,430	832,929
Enovis Corp.(b)	6,277	330,986
Envista Holdings Corp.(b)	21,113	673,294
Exelixis, Inc.(b)	43,686	842,266
Globus Medical, Inc., Class A(b)	10,347	560,083
Haemonetics Corp.(b)	6,503	550,154
Halozyme Therapeutics, Inc.(b)	19,802	642,179
HealthEquity, Inc.(b)	10,673	584,880
ICU Medical, Inc.(b)(c)	2,855	499,311
Integra LifeSciences Holdings Corp.(b)	9,725	369,064
Jazz Pharmaceuticals PLC(b)	8,202	1,051,168
Lantheus Holdings, Inc.(b)	8,777	760,000
LivaNova PLC(b)	7,479	331,170
Masimo Corp.(b)	5,969	966,023
Medpace Holdings, Inc.(b)	3,203	662,925
Neurocrine Biosciences, Inc.(b)	13,139	1,176,335
Option Care Health, Inc.(b)	19,110	526,480
Patterson Cos., Inc.(c)	10,988	287,776
Perrigo Co. PLC	17,763	567,705
	Shares	Value
Health Care-(continued)
QuidelOrtho Corp.(b)	7,053	$600,492
R1 RCM, Inc.(b)(c)	17,971	292,029
Repligen Corp.(b)(c)	6,684	1,122,377
Shockwave Medical, Inc.(b)	4,585	1,261,288
Sotera Health Co.(b)	12,117	170,728
STAAR Surgical Co.(b)(c)	5,932	344,175
Syneos Health, Inc.(b)	13,596	565,594
Tenet Healthcare Corp.(b)	14,253	1,014,814
United Therapeutics Corp.(b)	6,534	1,370,441
		22,110,382
Industrials-22.78%
Acuity Brands, Inc.(c)	4,044	609,390
AECOM	17,549	1,369,699
AGCO Corp.	8,092	892,386
ASGN, Inc.(b)	6,632	433,932
Avis Budget Group, Inc.(b)(c)	3,194	535,921
Brink’s Co. (The)	5,936	394,922
Builders FirstSource, Inc.(b)(c)	18,780	2,177,541
CACI International, Inc., Class A(b)	3,094	925,787
Carlisle Cos., Inc.	6,567	1,395,094
Chart Industries, Inc.(b)(c)	4,826	529,557
Clean Harbors, Inc.(b)	6,233	875,113
Concentrix Corp.	5,479	480,508
Crane NXT Co.	6,158	324,096
Curtiss-Wright Corp.	4,968	785,242
Donaldson Co., Inc.	15,224	891,061
EMCOR Group, Inc.	6,154	1,014,425
EnerSys	5,386	523,896
Esab Corp.	6,360	373,459
ExlService Holdings, Inc.(b)	4,375	660,363
Flowserve Corp.(c)	17,304	563,245
Fluor Corp.(b)(c)	18,923	502,595
Fortune Brands Innovations, Inc.	16,968	1,025,716
FTI Consulting, Inc.(b)(c)	4,540	853,565
GATX Corp.(c)	4,655	553,526
Genpact Ltd.	22,301	820,231
Graco, Inc.	21,756	1,664,116
GXO Logistics, Inc.(b)	15,027	840,310
Hexcel Corp.	11,010	759,580
Hubbell, Inc.	6,980	1,971,571
Insperity, Inc.	4,661	516,066
ITT, Inc.	10,638	810,190
JetBlue Airways Corp.(b)	44,670	305,096
KBR, Inc.	17,961	1,060,058
Kirby Corp.(b)(c)	7,689	550,225
Knight-Swift Transportation Holdings, Inc.	20,203	1,110,963
Landstar System, Inc.	4,663	817,797
Lincoln Electric Holdings, Inc.(c)	7,324	1,242,590
ManpowerGroup, Inc.	6,630	465,227
MasTec, Inc.(b)	7,551	765,369
Maximus, Inc.	8,121	657,476
MDU Resources Group, Inc.	27,112	791,128
Mercury Systems, Inc.(b)	7,572	307,348
Middleby Corp. (The)(b)(c)	7,084	935,088
MSA Safety, Inc.	4,659	640,892
MSC Industrial Direct Co., Inc., Class A	6,067	545,545
nVent Electric PLC	21,484	931,976
Oshkosh Corp.	8,562	632,132
Owens Corning	12,031	1,279,256
Paylocity Holding Corp.(b)	5,525	954,444
Regal Rexnord Corp.	8,495	1,103,416
Ryder System, Inc.	6,667	525,560

See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Industrials-(continued)
Saia, Inc.(b)(c)	3,211	$912,438
Science Applications International Corp.	7,193	700,095
Simpson Manufacturing Co., Inc.	5,476	647,208
Stericycle, Inc.(b)	12,366	521,227
SunPower Corp.(b)(c)	10,624	112,614
Sunrun, Inc.(b)(c)	27,405	483,424
Terex Corp.	8,961	415,522
Tetra Tech, Inc.	6,813	936,583
Timken Co. (The)	8,314	594,867
Toro Co. (The)	13,181	1,289,497
Trex Co., Inc.(b)(c)	13,955	716,589
UFP Industries, Inc.	8,133	635,187
Univar Solutions, Inc.(b)	22,009	783,961
Valmont Industries, Inc.	2,762	724,390
Vicor Corp.(b)(c)	3,072	170,035
Watsco, Inc.(c)	4,287	1,390,574
Watts Water Technologies, Inc., Class A	3,534	559,962
Werner Enterprises, Inc.(c)	7,460	327,643
Woodward, Inc.	7,837	826,098
XPO, Inc.(b)(c)	14,118	662,558
		55,105,161
Information Technology-10.45%
ACI Worldwide, Inc.(b)	14,784	337,223
Allegro MicroSystems, Inc. (Japan)(b)(c)	7,924	311,651
Amkor Technology, Inc.	12,497	309,676
Arrow Electronics, Inc.(b)	7,912	1,001,976
Aspen Technology, Inc.(b)(c)	3,686	604,209
Avnet, Inc.	11,824	518,364
Belden, Inc.	5,553	485,832
Calix, Inc.(b)	7,357	342,910
Ciena Corp.(b)(c)	18,163	848,939
Cirrus Logic, Inc.(b)	7,044	547,178
Cognex Corp.	21,871	1,202,030
Coherent Corp.(b)(c)	18,712	691,596
CommVault Systems, Inc.(b)	6,029	420,161
Dynatrace, Inc.(b)	28,205	1,438,173
Envestnet, Inc.(b)	7,429	388,760
IPG Photonics Corp.(b)	4,194	463,311
Jabil, Inc.	17,093	1,530,165
Kyndryl Holdings, Inc.(b)	26,868	337,462
Lattice Semiconductor Corp.(b)	16,569	1,347,225
Littelfuse, Inc.	3,098	793,212
Lumentum Holdings, Inc.(b)(c)	8,771	463,986
MACOM Technology Solutions Holdings, Inc.(b)	6,228	372,621
Manhattan Associates, Inc.(b)	8,132	1,475,307
MKS Instruments, Inc.	7,728	752,012
National Instruments Corp.	16,855	974,219
NCR Corp.(b)	18,928	448,594
Novanta, Inc.(b)	4,849	802,994
Power Integrations, Inc.	7,326	632,966
Qualys, Inc.(b)(c)	4,310	544,181
Silicon Laboratories, Inc.(b)(c)	4,411	620,495
SiTime Corp.(b)(c)	1,940	192,390
Super Micro Computer, Inc.(b)	5,717	1,280,322
Synaptics, Inc.(b)(c)	5,359	461,088
TD SYNNEX Corp.	5,522	493,556
Teradata Corp.(b)	13,480	631,673
Vishay Intertechnology, Inc.	16,269	419,415
Vontier Corp.	19,851	588,384
Xerox Holdings Corp.(c)	14,534	204,493
		25,278,749
	Shares	Value
Materials-6.43%
Alcoa Corp.	22,017	$698,379
AptarGroup, Inc.	8,571	964,152
Ashland, Inc.	6,520	553,418
Avient Corp.	11,479	418,984
Cabot Corp.	7,319	501,205
Chemours Co. (The)	19,606	519,363
Cleveland-Cliffs, Inc.(b)	67,099	931,334
Commercial Metals Co.	15,048	643,302
Eagle Materials, Inc.	4,635	755,181
Greif, Inc., Class A	3,653	219,545
Ingevity Corp.(b)	4,795	226,276
Louisiana-Pacific Corp.	9,378	548,801
MP Materials Corp.(b)(c)	13,066	270,728
NewMarket Corp.	877	341,872
Olin Corp.	16,679	789,083
Reliance Steel & Aluminum Co.	7,269	1,705,889
Royal Gold, Inc.	9,034	1,118,771
RPM International, Inc.(c)	16,779	1,338,796
Sensient Technologies Corp.	5,760	414,893
Silgan Holdings, Inc.	10,959	493,045
Sonoco Products Co.(c)	12,815	767,106
United States Steel Corp.	31,448	657,892
Westlake Corp.	4,492	466,943
Worthington Industries, Inc.	3,895	218,626
		15,563,584
Real Estate-7.96%
Agree Realty Corp.	11,650	751,308
Apartment Income REIT Corp.	19,626	680,826
Brixmor Property Group, Inc.	39,113	783,433
Corporate Office Properties Trust	15,273	348,530
Cousins Properties, Inc.	19,378	386,010
CubeSmart(c)	28,863	1,282,672
EastGroup Properties, Inc.	5,573	917,371
EPR Properties	10,075	420,228
First Industrial Realty Trust, Inc.	16,898	878,358
Healthcare Realty Trust, Inc.	50,193	934,092
Highwoods Properties, Inc.	13,654	282,365
Independence Realty Trust, Inc.(c)	29,762	513,990
Jones Lang LaSalle, Inc.(b)(c)	6,379	895,229
Kilroy Realty Corp.	13,760	373,446
Kite Realty Group Trust(c)	28,687	557,675
Lamar Advertising Co., Class A	11,260	1,012,049
Life Storage, Inc.	10,405	1,325,493
Macerich Co. (The)(c)	27,845	268,426
Medical Properties Trust, Inc.	79,268	653,961
NNN REIT, Inc.	23,361	993,777
Omega Healthcare Investors, Inc.(c)	28,840	859,720
Park Hotels & Resorts, Inc.(c)	28,380	367,237
Physicians Realty Trust(c)	29,354	400,976
PotlatchDeltic Corp.	10,370	482,516
Rayonier, Inc.	19,201	562,973
Rexford Industrial Realty, Inc.	23,702	1,290,337
Sabra Health Care REIT, Inc.	30,039	338,239
Spirit Realty Capital, Inc.	17,909	699,526
		19,260,763
Utilities-3.87%
ALLETE, Inc.	7,372	439,150
Black Hills Corp.	8,450	515,028
Essential Utilities, Inc.	31,211	1,271,536
Hawaiian Electric Industries, Inc.	14,568	523,137
IDACORP, Inc.	6,635	690,504

See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Utilities-(continued)
National Fuel Gas Co.	11,726	$596,971
New Jersey Resources Corp.	12,391	600,344
NorthWestern Corp.	7,720	436,875
OGE Energy Corp.	26,000	917,280
ONE Gas, Inc.	7,250	586,815
Ormat Technologies, Inc.(c)	6,135	522,088
Portland General Electric Co.	11,773	573,698
Southwest Gas Holdings, Inc.	8,075	472,630
Spire, Inc.	7,016	453,023
UGI Corp.	27,509	769,427
		9,368,506
Total Common Stocks & Other Equity Interests (Cost $251,122,765)		241,612,684
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 5.04%(d)(e) (Cost $37,299)	37,299	37,299
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $251,160,064)		241,649,983
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.86%
Invesco Private Government Fund, 5.10%(d)(e)(f)	8,707,142	$8,707,142
Invesco Private Prime Fund, 5.22%(d)(e)(f)	22,398,597	22,396,357
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $31,106,464)		31,103,499
TOTAL INVESTMENTS IN SECURITIES-112.74% (Cost $282,266,528)		272,753,482
OTHER ASSETS LESS LIABILITIES-(12.74)%		(30,818,545)
NET ASSETS-100.00%		$241,934,937

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$64,731	$4,587,788	$(4,615,220)	$-	$-	$37,299	$3,428
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,622,571	58,414,936	(58,330,365)	-	-	8,707,142	303,396*
Invesco Private Prime Fund	23,437,531	127,108,302	(128,144,951)	(4,815)	290	22,396,357	819,897*
Total	$32,124,833	$190,111,026	$(191,090,536)	$(4,815)	$290	$31,140,798	$1,126,721

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap Low Volatility ETF (XMLV)
May 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Consumer Discretionary-5.71%
Gentex Corp.	386,918	$10,160,467
Graham Holdings Co., Class B	21,567	12,179,963
Grand Canyon Education, Inc.(b)(c)	96,831	10,144,015
Service Corp. International	165,688	10,539,414
Wendy’s Co. (The)	448,929	9,880,927
		52,904,786
Consumer Staples-5.53%
Casey’s General Stores, Inc.(c)	56,556	12,761,861
Flowers Foods, Inc.	490,610	12,255,438
Ingredion, Inc.	131,121	13,715,257
Post Holdings, Inc.(b)(c)	147,036	12,492,178
		51,224,734
Energy-1.10%
DT Midstream, Inc.	224,391	10,200,815
Financials-22.42%
American Financial Group, Inc.	99,948	11,221,162
Cathay General Bancorp	377,628	11,041,843
Commerce Bancshares, Inc.	278,751	13,366,111
Essent Group Ltd.	240,826	10,637,284
F.N.B. Corp.	1,053,007	11,572,547
Federated Hermes, Inc., Class B	305,094	10,504,386
Fulton Financial Corp.	1,104,309	12,324,088
Hanover Insurance Group, Inc. (The)	100,179	11,165,951
Home BancShares, Inc.(c)	542,582	11,649,236
International Bancshares Corp.(c)	275,250	11,758,680
MGIC Investment Corp.(c)	739,259	11,177,596
Old National Bancorp	931,704	11,571,764
Old Republic International Corp.	489,645	11,991,406
Prosperity Bancshares, Inc.	203,750	11,650,425
RLI Corp.	85,062	10,534,929
SEI Investments Co.	224,390	12,695,986
Selective Insurance Group, Inc.	116,118	11,232,094
United Bankshares, Inc.(c)	390,714	11,494,806
		207,590,294
Health Care-4.81%
Chemed Corp.(c)	27,043	14,434,742
Jazz Pharmaceuticals PLC(b)(c)	82,989	10,635,870
Patterson Cos., Inc.	395,262	10,351,912
Perrigo Co. PLC	285,274	9,117,357
		44,539,881
Industrials-23.71%
AECOM	148,205	11,567,400
CACI International, Inc., Class A(b)	41,317	12,362,873
Curtiss-Wright Corp.	70,195	11,095,022
Donaldson Co., Inc.	198,473	11,616,625
EMCOR Group, Inc.(c)	64,375	10,611,575
Exponent, Inc.	124,012	11,324,776
GATX Corp.(c)	100,375	11,935,591
Genpact Ltd.	341,563	12,562,687
Graco, Inc.(c)	142,558	10,904,261
KBR, Inc.	187,664	11,075,929
Landstar System, Inc.(c)	62,398	10,943,361
Lincoln Electric Holdings, Inc.(c)	72,034	12,221,289
MDU Resources Group, Inc.	462,846	13,505,846
MSA Safety, Inc.(c)	80,207	11,033,275
MSC Industrial Direct Co., Inc., Class A(c)	146,354	13,160,152
Science Applications International Corp.(c)	130,570	12,708,378
Toro Co. (The)	109,827	10,744,375
	Shares	Value
Industrials-(continued)
Valmont Industries, Inc.	37,254	$9,770,607
Werner Enterprises, Inc.(c)	235,166	10,328,491
		219,472,513
Materials-8.67%
AptarGroup, Inc.(c)	104,904	11,800,651
Ashland, Inc.	133,654	11,344,552
NewMarket Corp.	32,095	12,511,273
RPM International, Inc.(c)	128,295	10,236,658
Sensient Technologies Corp.(c)	150,776	10,860,395
Silgan Holdings, Inc.	255,653	11,501,828
Sonoco Products Co.	200,357	11,993,370
		80,248,727
Real Estate-11.36%
Agree Realty Corp.	213,828	13,789,768
Apartment Income REIT Corp.	329,700	11,437,293
Corporate Office Properties Trust(c)	480,368	10,961,998
First Industrial Realty Trust, Inc.	210,448	10,939,087
NNN REIT, Inc.	320,193	13,621,010
Physicians Realty Trust(c)	895,824	12,236,956
PotlatchDeltic Corp.	220,037	10,238,322
Rayonier, Inc.(c)	352,536	10,336,355
Spirit Realty Capital, Inc.(c)	296,264	11,572,072
		105,132,861
Utilities-16.63%
ALLETE, Inc.	200,919	11,968,745
Black Hills Corp.	183,535	11,186,458
Essential Utilities, Inc.	287,948	11,731,002
Hawaiian Electric Industries, Inc.(c)	352,007	12,640,571
IDACORP, Inc.(c)	122,651	12,764,290
National Fuel Gas Co.	232,087	11,815,549
New Jersey Resources Corp.	247,034	11,968,797
NorthWestern Corp.	229,684	12,997,818
OGE Energy Corp.	354,501	12,506,795
Portland General Electric Co.(c)	242,428	11,813,517
Southwest Gas Holdings, Inc.(c)	183,360	10,732,061
Spire, Inc.	179,027	11,559,773
UGI Corp.(c)	367,486	10,278,583
		153,963,959
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $959,567,622)		925,278,570
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.96%
Invesco Private Government Fund, 5.10%(d)(e)(f)	18,050,469	18,050,469
Invesco Private Prime Fund, 5.22%(d)(e)(f)	46,432,727	46,428,083
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $64,484,233)		64,478,552
TOTAL INVESTMENTS IN SECURITIES-106.90% (Cost $1,024,051,855)		989,757,122
OTHER ASSETS LESS LIABILITIES-(6.90)%		(63,890,473)
NET ASSETS-100.00%		$925,866,649
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap Low Volatility ETF (XMLV)—(continued)
May 31, 2023
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$17,474,864	$(17,474,864)	$-	$-	$-	$10,786
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	39,630,321	303,793,162	(325,373,014)	-	-	18,050,469	1,234,560*
Invesco Private Prime Fund	105,210,609	706,387,200	(765,168,815)	(8,600)	7,689	46,428,083	3,337,198*
Total	$144,840,930	$1,027,655,226	$(1,108,016,693)	$(8,600)	$7,689	$64,478,552	$4,582,544

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)
May 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-1.55%
AMC Networks, Inc., Class A(b)	6,858	$77,564
ATN International, Inc.	2,563	96,189
Cars.com, Inc.(b)	15,747	277,935
Consolidated Communications Holdings, Inc.(b)	18,335	66,923
E.W. Scripps Co. (The), Class A(b)(c)	15,437	121,644
Gannett Co., Inc.(b)(c)	39,174	86,966
Gogo, Inc.(b)	15,680	235,984
Marcus Corp. (The)(c)	5,910	90,305
QuinStreet, Inc.(b)	12,210	112,576
Scholastic Corp.	7,150	303,732
Shenandoah Telecommunications Co.(c)	12,180	231,176
Shutterstock, Inc.	5,606	279,011
Telephone & Data Systems, Inc.	25,065	167,434
Thryv Holdings, Inc.(b)(c)	7,643	178,082
Yelp, Inc.(b)(c)	16,399	549,366
		2,874,887
Consumer Discretionary-13.63%
Aaron’s Co., Inc. (The)	8,507	104,126
Abercrombie & Fitch Co., Class A(b)(c)	12,173	377,728
Academy Sports & Outdoors, Inc.(c)	18,033	882,896
Adtalem Global Education, Inc.(b)	10,800	448,200
American Axle & Manufacturing Holdings, Inc.(b)	25,879	174,683
American Eagle Outfitters, Inc.(c)	41,508	422,136
America’s Car-Mart, Inc.(b)(c)	1,341	109,332
Asbury Automotive Group, Inc.(b)(c)	4,982	1,041,786
Big Lots, Inc.(c)	6,733	33,800
BJ’s Restaurants, Inc.(b)(c)	5,551	165,309
Bloomin’ Brands, Inc.	20,294	484,824
Boot Barn Holdings, Inc.(b)(c)	6,886	465,631
Brinker International, Inc.(b)(c)	10,252	375,018
Buckle, Inc. (The)	7,633	234,409
Caleres, Inc.	8,670	149,644
Cavco Industries, Inc.(b)	1,858	462,605
Century Communities, Inc.	6,524	415,122
Cheesecake Factory, Inc. (The)(c)	11,243	352,243
Chico’s FAS, Inc.(b)	27,588	125,250
Children’s Place, Inc. (The)(b)(c)	2,984	44,850
Chuy’s Holdings, Inc.(b)(c)	4,213	155,207
Dave & Buster’s Entertainment, Inc.(b)(c)	9,922	318,992
Designer Brands, Inc., Class A	12,176	76,344
Dine Brands Global, Inc.(c)	3,871	231,602
Dorman Products, Inc.(b)	7,197	590,514
El Pollo Loco Holdings, Inc.(c)	4,414	40,344
Ethan Allen Interiors, Inc.	5,211	130,431
Frontdoor, Inc.(b)	19,325	595,790
Genesco, Inc.(b)	2,647	47,725
Gentherm, Inc.(b)	7,730	424,841
G-III Apparel Group Ltd.(b)(c)	10,049	161,588
Golden Entertainment, Inc.(b)	5,022	211,627
Green Brick Partners, Inc.(b)	6,036	288,943
Group 1 Automotive, Inc.	3,290	735,348
Guess?, Inc.(c)	6,794	130,513
Haverty Furniture Cos., Inc.	3,436	90,676
Hibbett, Inc.(c)	3,097	111,554
Installed Building Products, Inc.(c)	5,476	572,461
Kontoor Brands, Inc.	11,329	443,644
La-Z-Boy, Inc.	10,452	279,277
LCI Industries	5,881	635,383
LGI Homes, Inc.(b)(c)	4,741	539,384
M.D.C. Holdings, Inc.	13,387	539,228
M/I Homes, Inc.(b)	6,070	428,967
	Shares	Value
Consumer Discretionary-(continued)
MarineMax, Inc.(b)(c)	5,255	$149,084
Meritage Homes Corp.	8,390	967,619
Monarch Casino & Resort, Inc.	3,010	195,319
Monro, Inc.(c)	7,363	304,607
Movado Group, Inc.	3,538	90,042
National Vision Holdings, Inc.(b)(c)	29,907	755,152
ODP Corp. (The)(b)	8,665	347,120
Oxford Industries, Inc.(c)	3,552	354,987
Patrick Industries, Inc.(c)	5,115	335,186
Perdoceo Education Corp.(b)	15,783	186,082
PetMed Express, Inc.(c)	5,166	76,612
Ruth’s Hospitality Group, Inc.	7,309	156,632
Sally Beauty Holdings, Inc.(b)(c)	25,147	283,155
Shake Shack, Inc., Class A(b)(c)	8,163	540,146
Shoe Carnival, Inc.(c)	3,951	77,321
Signet Jewelers Ltd.(c)	10,592	672,486
Sonic Automotive, Inc., Class A	3,742	155,068
Sonos, Inc.(b)(c)	29,036	421,893
Standard Motor Products, Inc.	4,337	153,183
Steven Madden Ltd.	17,358	541,743
Strategic Education, Inc.(c)	5,165	407,570
Stride, Inc.(b)(c)	9,348	377,753
Sturm Ruger & Co., Inc.	4,292	221,296
Tri Pointe Homes, Inc.(b)	23,026	672,589
Upbound Group, Inc.(c)	11,539	345,132
Urban Outfitters, Inc.(b)	13,832	426,302
Vista Outdoor, Inc.(b)(c)	13,213	351,862
Winnebago Industries, Inc.(c)	7,282	405,170
Wolverine World Wide, Inc.(c)	18,251	244,198
XPEL, Inc.(b)(c)(d)	4,507	310,397
Zumiez, Inc.(b)(c)	3,526	56,663
		25,232,344
Consumer Staples-6.04%
Andersons, Inc. (The)	7,402	288,752
B&G Foods, Inc.(c)	13,829	177,150
Calavo Growers, Inc.	5,421	175,261
Cal-Maine Foods, Inc.	8,951	425,620
Central Garden & Pet Co., Class A(b)	12,208	419,345
Chefs’ Warehouse, Inc. (The)(b)(c)	7,715	240,014
Edgewell Personal Care Co.	12,180	474,411
elf Beauty, Inc.(b)	11,817	1,229,204
Fresh Del Monte Produce, Inc.	7,048	185,785
Hain Celestial Group, Inc. (The)(b)	21,616	263,931
Hostess Brands, Inc.(b)	31,688	788,397
Inter Parfums, Inc.	3,668	460,701
J&J Snack Foods Corp.	3,466	533,591
John B. Sanfilippo & Son, Inc.	2,033	236,296
Medifast, Inc.(c)	2,629	206,902
MGP Ingredients, Inc.	3,742	355,715
National Beverage Corp.(b)(c)	5,267	260,295
Nu Skin Enterprises, Inc., Class A	11,523	384,062
PriceSmart, Inc.	5,936	430,241
Seneca Foods Corp., Class A(b)	1,234	57,060
Simply Good Foods Co. (The)(b)	20,664	747,830
SpartanNash Co.	8,465	193,849
Tootsie Roll Industries, Inc.	4,307	168,274
TreeHouse Foods, Inc.(b)	11,665	552,338
United Natural Foods, Inc.(b)	18,906	504,979
Universal Corp.	5,659	291,721
USANA Health Sciences, Inc.(b)	2,597	157,560
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Vector Group Ltd.	31,562	$369,591
WD-40 Co.(c)	3,222	611,052
		11,189,927
Energy-4.42%
Archrock, Inc.	31,285	281,565
Bristow Group, Inc.(b)	5,487	134,157
Callon Petroleum Co.(b)	11,985	367,101
Civitas Resources, Inc.	11,640	777,552
Comstock Resources, Inc.	21,607	201,377
CONSOL Energy, Inc.	7,160	386,354
Core Laboratories, Inc.	10,444	228,410
DMC Global, Inc.(b)	4,455	72,260
Dorian LPG Ltd.	7,243	167,168
Dril-Quip, Inc.(b)	8,486	189,662
Green Plains, Inc.(b)(c)	14,291	414,439
Helix Energy Solutions Group, Inc.(b)	32,278	202,706
Helmerich & Payne, Inc.	24,174	746,493
Nabors Industries Ltd.(b)(c)	2,145	179,537
Northern Oil and Gas, Inc.	15,457	462,319
Oceaneering International, Inc.(b)	23,114	353,875
Oil States International, Inc.(b)	13,884	88,302
Par Pacific Holdings, Inc.(b)	12,531	267,161
Patterson-UTI Energy, Inc.	47,786	465,436
ProPetro Holding Corp.(b)	20,709	138,129
Ranger Oil Corp.	4,340	159,495
REX American Resources Corp.(b)	3,674	121,022
RPC, Inc.	18,168	120,817
SM Energy Co.	28,542	750,369
Talos Energy, Inc.(b)	18,098	222,786
US Silica Holdings, Inc.(b)	16,656	188,713
Vital Energy, Inc.(b)(c)	3,873	160,691
World Fuel Services Corp.	14,768	337,744
		8,185,640
Financials-15.91%
Ambac Financial Group, Inc.(b)	10,420	145,151
American Equity Investment Life Holding Co.	16,442	648,637
Ameris Bancorp	16,304	514,554
AMERISAFE, Inc.	4,640	236,918
Apollo Commercial Real Estate Finance, Inc.(c)	31,239	315,201
Assured Guaranty Ltd.	15,191	786,134
Avantax, Inc.(b)	9,880	209,061
Axos Financial, Inc.(b)(c)	12,941	489,429
Banc of California, Inc.(c)	13,764	147,137
BancFirst Corp.(c)	4,235	358,154
Bancorp, Inc. (The)(b)(c)	13,243	408,679
BankUnited, Inc.	19,156	362,432
Banner Corp.	8,162	353,170
Berkshire Hills Bancorp, Inc.	11,151	228,038
Bread Financial Holdings, Inc.(c)	12,637	356,111
Brookline Bancorp, Inc.	21,784	179,064
Capitol Federal Financial, Inc.(c)	32,166	192,353
Central Pacific Financial Corp.	6,450	94,234
City Holding Co.(c)	3,574	308,043
Community Bank System, Inc.(c)	13,370	661,013
Customers Bancorp, Inc.(b)(c)	7,644	175,965
CVB Financial Corp.(c)	31,707	380,801
Dime Community Bancshares, Inc.	7,736	125,323
Donnelley Financial Solutions, Inc.(b)	6,061	268,805
Eagle Bancorp, Inc.(c)	7,774	154,936
Ellington Financial, Inc.	13,794	172,977
Employers Holdings, Inc.(c)	6,506	235,257
	Shares	Value
Financials-(continued)
Encore Capital Group, Inc.(b)(c)	5,535	$238,392
Enova International, Inc.(b)	7,162	333,176
EVERTEC, Inc.	15,532	535,543
EZCORP, Inc., Class A(b)(c)	12,213	101,856
FB Financial Corp.	8,655	230,742
First Bancorp	46,862	522,980
First Bancorp/Southern Pines NC(c)	8,576	258,138
First Commonwealth Financial Corp.	23,426	296,339
First Financial Bancorp	23,337	442,470
First Hawaiian, Inc.(c)	31,950	526,855
Franklin BSP Realty Trust, Inc.	20,936	282,427
Genworth Financial, Inc., Class A(b)	117,166	626,838
Green Dot Corp., Class A(b)(c)	11,270	205,452
Hanmi Financial Corp.	7,349	105,826
Heritage Financial Corp.	8,723	142,621
Hilltop Holdings, Inc.	11,105	327,820
HomeStreet, Inc.	4,353	22,810
Hope Bancorp, Inc.	28,614	229,484
Horace Mann Educators Corp.	9,755	293,138
Independent Bank Corp.	11,216	495,074
Independent Bank Group, Inc.	8,729	291,287
James River Group Holdings Ltd.	8,984	171,954
KKR Real Estate Finance Trust, Inc.	14,427	162,015
Lakeland Financial Corp.(c)	6,199	311,376
Mr. Cooper Group, Inc.(b)	16,729	773,884
National Bank Holdings Corp., Class A	9,096	272,243
NBT Bancorp, Inc.	10,555	354,120
New York Mortgage Trust, Inc.(c)	24,153	235,975
NMI Holdings, Inc., Class A(b)	19,018	478,303
Northfield Bancorp, Inc.	10,041	102,719
Northwest Bancshares, Inc.(c)	30,457	320,103
OFG Bancorp	11,754	285,152
Pacific Premier Bancorp, Inc.	23,427	441,130
Palomar Holdings, Inc.(b)	5,964	325,992
Park National Corp.(c)	3,463	341,971
Pathward Financial, Inc.	6,907	303,494
Payoneer Global, Inc.(b)	39,207	162,709
Piper Sandler Cos.	3,519	448,215
PRA Group, Inc.(b)(c)	9,394	175,668
Preferred Bank	3,335	153,810
ProAssurance Corp.	13,073	158,837
PROG Holdings, Inc.(b)(c)	10,807	352,632
Provident Financial Services, Inc.(c)	18,194	288,921
Ready Capital Corp.	23,336	235,927
Renasant Corp.	13,937	364,034
S&T Bancorp, Inc.	9,447	253,369
Safety Insurance Group, Inc.	3,501	254,943
Seacoast Banking Corp. of Florida	20,651	427,063
ServisFirst Bancshares, Inc.	12,187	491,136
Simmons First National Corp., Class A(c)	31,217	507,901
SiriusPoint Ltd. (Bermuda)(b)	19,013	177,011
Southside Bancshares, Inc.(c)	7,603	201,479
Stellar Bancorp, Inc.	10,783	250,813
Stewart Information Services Corp.(c)	6,743	302,356
StoneX Group, Inc.(b)	3,836	307,992
Tompkins Financial Corp.	2,989	156,325
Triumph Financial, Inc.(b)(c)	5,362	278,395
TrustCo Bank Corp.	4,587	126,739
Trustmark Corp.	14,942	311,989
Two Harbors Investment Corp.(c)	23,276	289,553
United Community Banks, Inc.(c)	25,579	578,341
United Fire Group, Inc.	5,176	111,180

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Financials-(continued)
Universal Insurance Holdings, Inc.	6,502	$93,304
Veritex Holdings, Inc.	13,053	225,425
Virtus Investment Partners, Inc.(c)	1,695	323,372
Walker & Dunlop, Inc.	7,199	526,895
Westamerica Bancorporation	6,432	243,323
WisdomTree, Inc.	26,034	177,031
World Acceptance Corp.(b)(c)	785	87,284
WSFS Financial Corp.	15,424	515,779
		29,457,027
Health Care-9.83%
AdaptHealth Corp.(b)	19,104	200,210
Addus HomeCare Corp.(b)	3,938	355,011
Agiliti, Inc.(b)(c)	9,225	151,013
AMN Healthcare Services, Inc.(b)(c)	10,254	973,720
Amphastar Pharmaceuticals, Inc.(b)(c)	7,844	348,038
AngioDynamics, Inc.(b)	9,636	91,157
ANI Pharmaceuticals, Inc.(b)	2,764	124,767
Anika Therapeutics, Inc.(b)(c)	4,123	111,692
Apollo Medical Holdings, Inc.(b)(c)	8,700	275,094
Arcus Biosciences, Inc.(b)	12,299	252,621
Artivion, Inc.(b)(c)	9,992	149,680
Avanos Medical, Inc.(b)(c)	10,799	264,576
Avid Bioservices, Inc.(b)(c)	15,493	239,367
Cara Therapeutics, Inc.(b)(c)	16,466	52,362
Catalyst Pharmaceuticals, Inc.(b)	22,113	255,405
Collegium Pharmaceutical, Inc.(b)	7,936	175,148
Computer Programs and Systems, Inc.(b)(c)	3,366	80,313
Corcept Therapeutics, Inc.(b)(c)	22,042	517,767
CorVel Corp.(b)	2,149	420,001
Cross Country Healthcare, Inc.(b)(c)	8,643	220,397
Dynavax Technologies Corp.(b)	28,574	326,601
Eagle Pharmaceuticals, Inc.(b)	2,591	53,763
Embecta Corp.	13,869	383,755
Emergent BioSolutions, Inc.(b)(c)	12,180	103,895
Enanta Pharmaceuticals, Inc.(b)	4,660	109,417
Enhabit, Inc.(b)(c)	12,619	135,780
Ensign Group, Inc. (The)	13,005	1,152,373
Fulgent Genetics, Inc.(b)(c)	4,757	189,186
Glaukos Corp.(b)(c)	11,013	627,961
Harmony Biosciences Holdings, Inc.(b)	6,969	240,988
HealthStream, Inc.	5,593	128,751
Heska Corp.(b)	2,223	266,160
Innoviva, Inc.(b)(c)	16,307	219,981
Inogen, Inc.(b)	5,885	61,969
Integer Holdings Corp.(b)(c)	7,565	619,271
Ironwood Pharmaceuticals, Inc.(b)	32,325	351,696
iTeos Therapeutics, Inc.(b)	5,973	97,240
LeMaitre Vascular, Inc.(c)	4,608	289,567
Ligand Pharmaceuticals, Inc.(b)	3,655	256,142
Merit Medical Systems, Inc.(b)	13,993	1,153,023
ModivCare, Inc.(b)(c)	3,142	141,170
Myriad Genetics, Inc.(b)	16,353	360,747
NextGen Healthcare, Inc.(b)	13,045	203,111
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(c)(e)	762	0
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(e)	762	0
OraSure Technologies, Inc.(b)	16,394	82,462
Orthofix Medical, Inc.(b)	8,651	161,687
Owens & Minor, Inc.(b)	18,572	377,197
Pediatrix Medical Group, Inc.(b)(c)	19,917	264,896
Phibro Animal Health Corp., Class A	4,485	59,651
	Shares	Value
Health Care-(continued)
Prestige Consumer Healthcare, Inc.(b)	11,843	$677,775
REGENXBIO, Inc.(b)	8,594	148,075
Select Medical Holdings Corp.	25,428	695,964
Simulations Plus, Inc.(c)	3,665	161,956
Supernus Pharmaceuticals, Inc.(b)	12,482	413,653
uniQure N.V. (Netherlands)(b)	9,507	183,390
US Physical Therapy, Inc.(c)	3,176	324,428
Vanda Pharmaceuticals, Inc.(b)	13,691	81,461
Varex Imaging Corp.(b)(c)	9,338	205,810
Veradigm, Inc.(b)(c)	29,477	347,239
Vericel Corp.(b)	11,099	356,500
Vir Biotechnology, Inc.(b)(c)	17,709	472,299
Xencor, Inc.(b)	14,650	397,015
Zynex, Inc.(b)(c)	6,805	63,831
		18,206,175
Industrials-18.05%
AAON, Inc.	9,643	835,180
AAR Corp.(b)	7,736	387,651
ABM Industries, Inc.	15,632	690,309
Aerojet Rocketdyne Holdings, Inc.(b)	17,646	961,354
AeroVironment, Inc.(b)	5,322	497,128
Alamo Group, Inc.	2,392	398,172
Albany International Corp., Class A	7,547	640,891
American Woodmark Corp.(b)	3,632	216,104
Apogee Enterprises, Inc.	5,195	191,748
Applied Industrial Technologies, Inc.	9,035	1,110,944
ArcBest Corp.	5,367	449,647
Arcosa, Inc.	11,235	737,690
Astec Industries, Inc.	5,194	191,451
AZZ, Inc.	5,586	195,007
Barnes Group, Inc.	12,133	477,434
Boise Cascade Co.	9,495	681,931
Brady Corp., Class A	10,900	519,712
CIRCOR International, Inc.(b)(c)	5,005	145,045
Comfort Systems USA, Inc.	8,130	1,203,077
CoreCivic, Inc.(b)	26,249	226,266
CSG Systems International, Inc.	7,093	340,322
Deluxe Corp.	10,310	156,918
DXP Enterprises, Inc.(b)	3,657	116,914
Encore Wire Corp.(c)	4,220	690,687
Enerpac Tool Group Corp.	12,863	326,978
EnPro Industries, Inc.	5,175	523,089
ESCO Technologies, Inc.	6,061	545,490
Federal Signal Corp.	13,437	712,027
Forrester Research, Inc.(b)(c)	2,541	72,927
Forward Air Corp.	5,908	574,671
Franklin Electric Co., Inc.	9,170	834,103
GEO Group, Inc. (The)(b)(c)	28,668	213,863
Gibraltar Industries, Inc.(b)	7,311	382,365
GMS, Inc.(b)	10,017	634,377
Granite Construction, Inc.	10,353	374,675
Greenbrier Cos., Inc. (The)	7,736	210,187
Griffon Corp.	11,099	349,841
Harsco Corp.(b)(c)	19,767	167,229
Hawaiian Holdings, Inc.(b)(c)	12,325	98,723
Healthcare Services Group, Inc.	18,242	246,449
Heartland Express, Inc.(c)	10,609	165,500
Heidrick & Struggles International, Inc.	4,732	114,751
Hillenbrand, Inc.	15,961	765,649
HNI Corp.	11,235	286,493
Hub Group, Inc., Class A(b)	7,567	556,629
Insteel Industries, Inc.	4,538	135,822

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Industrials-(continued)
Interface, Inc.	13,077	$90,624
John Bean Technologies Corp.	7,510	800,641
Kaman Corp.	6,837	142,073
Kelly Services, Inc., Class A	7,823	136,746
Korn Ferry	12,028	565,316
Lindsay Corp.	2,577	303,571
Liquidity Services, Inc.(b)	6,091	92,157
Marten Transport Ltd.	13,302	281,337
MasterBrand, Inc.(b)	31,331	325,216
Matson, Inc.	8,980	613,603
Matthews International Corp., Class A	7,283	280,396
MillerKnoll, Inc.	18,073	244,889
Moog, Inc., Class A	6,506	632,448
Mueller Industries, Inc.	13,118	974,143
MYR Group, Inc.(b)	3,795	483,863
National Presto Industries, Inc.	1,088	81,100
NOW, Inc.(b)	26,755	237,852
NV5 Global, Inc.(b)	2,907	263,432
Openlane, Inc.(b)(c)	25,867	388,522
PGT Innovations, Inc.(b)	13,413	333,581
Pitney Bowes, Inc.	39,170	130,044
Powell Industries, Inc.	2,031	116,783
Proto Labs, Inc.(b)	5,954	183,145
Quanex Building Products Corp.	7,851	164,950
Resideo Technologies, Inc.(b)	34,400	551,432
Resources Connection, Inc.	7,651	116,907
RXO, Inc.(b)	26,758	558,440
SkyWest, Inc.(b)	10,518	314,593
SPX Technologies, Inc.(b)	10,413	795,137
Standex International Corp.	2,721	370,573
Sun Country Airlines Holdings, Inc.(b)	6,782	127,502
Tennant Co.	4,344	317,546
Titan International, Inc.(b)	11,089	109,670
Trinity Industries, Inc.(c)	20,022	423,465
TrueBlue, Inc.(b)	7,709	127,507
TTEC Holdings, Inc.(c)	4,354	138,109
UniFirst Corp.	3,539	605,558
Veritiv Corp.	3,666	387,093
Wabash National Corp.(c)	11,256	263,953
		33,427,337
Information Technology-15.13%
A10 Networks, Inc.	14,865	221,340
Adeia, Inc.	26,210	257,120
ADTRAN Holdings, Inc.	17,216	153,395
Advanced Energy Industries, Inc.	8,493	833,588
Agilysys, Inc.(b)	4,432	329,475
Alarm.com Holdings, Inc.(b)	11,694	587,273
Alpha & Omega Semiconductor Ltd.(b)	5,147	142,520
Arlo Technologies, Inc.(b)	14,579	140,979
Axcelis Technologies, Inc.(b)	7,484	1,179,104
Badger Meter, Inc.	6,941	956,956
Benchmark Electronics, Inc.	8,152	192,469
Cerence, Inc.(b)(c)	9,071	258,705
CEVA, Inc.(b)	5,429	135,834
Clearfield, Inc.(b)(c)	2,756	107,787
Cohu, Inc.(b)	11,193	429,140
Comtech Telecommunications Corp.	6,234	71,566
Consensus Cloud Solutions, Inc.(b)	4,669	170,185
Corsair Gaming, Inc.(b)(c)	9,343	184,244
CTS Corp.(c)	7,226	330,011
Digi International, Inc.(b)	8,078	290,404
Digital Turbine, Inc.(b)(c)	21,511	196,611
	Shares	Value
Information Technology-(continued)
Diodes, Inc.(b)	10,537	$946,644
DoubleVerify Holdings, Inc.(b)(c)	17,240	601,159
Ebix, Inc.(c)	5,713	113,803
ePlus, Inc.(b)	6,495	320,788
Extreme Networks, Inc.(b)	31,998	659,159
Fabrinet (Thailand)(b)	8,516	964,181
FormFactor, Inc.(b)(c)	18,307	572,826
Harmonic, Inc.(b)	25,041	440,972
Ichor Holdings Ltd.(b)	6,995	211,948
Insight Enterprises, Inc.(b)	6,906	933,829
InterDigital, Inc.(c)	6,184	513,519
Itron, Inc.(b)	10,785	730,468
Knowles Corp.(b)	21,554	387,541
Kulicke & Soffa Industries, Inc. (Singapore)(c)	13,561	717,106
LiveRamp Holdings, Inc.(b)	15,908	387,201
MaxLinear, Inc.(b)	16,358	477,817
Methode Electronics, Inc.	8,669	373,200
NETGEAR, Inc.(b)	6,835	95,895
NetScout Systems, Inc.(b)	16,403	500,620
OneSpan, Inc.(b)(c)	6,166	93,353
Onto Innovation, Inc.(b)(c)	11,261	1,208,868
OSI Systems, Inc.(b)	3,561	423,795
PC Connection, Inc.	2,633	118,406
PDF Solutions, Inc.(b)	6,772	286,117
Perficient, Inc.(b)	7,816	597,690
Photronics, Inc.(b)	14,716	312,421
Plexus Corp.(b)(c)	6,221	564,120
Progress Software Corp.	10,068	604,080
Rambus, Inc.(b)	25,315	1,619,147
Rogers Corp.(b)(c)	3,949	621,849
Sanmina Corp.(b)(c)	13,338	707,448
ScanSource, Inc.(b)	6,040	173,710
Semtech Corp.(b)(c)	14,760	320,882
SMART Global Holdings, Inc.(b)(c)	11,457	258,699
SPS Commerce, Inc.(b)	8,646	1,347,047
TTM Technologies, Inc.(b)	23,607	323,416
Ultra Clean Holdings, Inc.(b)	10,777	369,436
Veeco Instruments, Inc.(b)(c)	12,127	296,020
Viavi Solutions, Inc.(b)(c)	54,692	538,169
Xperi, Inc.(b)	10,235	121,080
		28,023,135
Materials-6.14%
AdvanSix, Inc.	6,864	225,826
American Vanguard Corp.	6,564	111,982
Arconic Corp.(b)(c)	22,860	660,882
ATI, Inc.(b)	29,092	1,006,001
Balchem Corp.	7,508	928,214
Carpenter Technology Corp.	11,207	511,151
Century Aluminum Co.(b)(c)	11,941	93,617
Clearwater Paper Corp.(b)	4,177	126,939
Compass Minerals International, Inc.	8,015	254,316
FutureFuel Corp.	6,027	51,169
H.B. Fuller Co.	12,355	777,624
Hawkins, Inc.	4,369	205,081
Haynes International, Inc.	2,721	118,146
Innospec, Inc.	5,913	546,125
Kaiser Aluminum Corp.	3,753	226,681
Koppers Holdings, Inc.	4,816	139,471
Livent Corp.(b)(c)	41,598	958,834
Materion Corp.	4,697	471,297
Mativ Holdings, Inc., Class A	13,138	197,858
Mercer International, Inc. (Germany)(c)	9,434	81,698

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Materials-(continued)
Minerals Technologies, Inc.	7,515	$417,909
Myers Industries, Inc.	10,417	194,798
O-I Glass, Inc.(b)	35,256	730,504
Olympic Steel, Inc.	2,095	87,613
Quaker Chemical Corp.	3,175	602,647
Rayonier Advanced Materials, Inc.(b)(c)	14,919	50,725
Stepan Co.	5,147	473,267
SunCoke Energy, Inc.	18,968	128,793
Sylvamo Corp.	7,671	302,391
TimkenSteel Corp.(b)(c)	9,029	153,764
Tredegar Corp.	5,929	41,681
Trinseo PLC(c)	8,509	105,682
Warrior Met Coal, Inc.	11,626	381,100
		11,363,786
Real Estate-6.61%
Acadia Realty Trust	22,669	291,750
Alexander & Baldwin, Inc.	16,478	301,877
American Assets Trust, Inc.	13,731	261,576
Anywhere Real Estate, Inc.(b)(c)	28,662	173,978
Armada Hoffler Properties, Inc.	15,816	174,609
Brandywine Realty Trust	41,833	163,149
CareTrust REIT, Inc.(c)	22,595	438,343
Chatham Lodging Trust	11,386	106,915
Community Healthcare Trust, Inc.	5,871	192,569
Cushman & Wakefield PLC(b)(c)	38,316	303,846
DiamondRock Hospitality Co.	48,340	379,469
Douglas Elliman, Inc.	15,578	45,332
Easterly Government Properties, Inc.	21,717	301,432
Elme Communities	20,721	313,094
Essential Properties Realty Trust, Inc.	33,518	802,086
Four Corners Property Trust, Inc.	19,767	508,012
Getty Realty Corp.	9,544	327,073
Global Net Lease, Inc.(c)	24,467	235,373
Hudson Pacific Properties, Inc.(c)	31,093	145,204
Innovative Industrial Properties, Inc.(c)	6,625	437,912
LTC Properties, Inc.(c)	9,570	307,293
LXP Industrial Trust	65,232	674,499
Marcus & Millichap, Inc.(c)	5,970	175,219
Office Properties Income Trust(c)	12,156	88,009
Outfront Media, Inc.	34,656	496,274
RE/MAX Holdings, Inc., Class A	4,328	80,890
Retail Opportunity Investments Corp.	29,398	358,656
RPT Realty	20,682	192,756
Safehold, Inc.(b)	6,077	156,908
Saul Centers, Inc.	3,046	102,985
Service Properties Trust(c)	37,320	306,397
	Shares	Value
Real Estate-(continued)
SITE Centers Corp.	44,205	$526,924
St. Joe Co. (The)(c)	8,060	374,871
Summit Hotel Properties, Inc.	23,495	153,892
Sunstone Hotel Investors, Inc.(c)	49,405	487,627
Tanger Factory Outlet Centers, Inc.(c)	24,638	501,876
Universal Health Realty Income Trust	3,314	144,755
Urban Edge Properties(c)	28,251	376,586
Urstadt Biddle Properties, Inc., Class A	6,964	134,753
Veris Residential, Inc.(b)	18,382	297,053
Whitestone REIT	10,501	92,199
Xenia Hotels & Resorts, Inc.(c)	25,947	302,283
		12,236,304
Utilities-2.62%
American States Water Co.	8,856	786,590
Avista Corp.	17,190	710,806
California Water Service Group	12,968	738,009
Chesapeake Utilities Corp.	4,156	530,721
Middlesex Water Co.	4,235	344,560
Northwest Natural Holding Co.	8,500	362,950
Otter Tail Corp.(c)	9,560	709,448
SJW Group	6,236	477,241
Unitil Corp.	3,728	196,428
		4,856,753
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $189,057,809)		185,053,315
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-20.59%
Invesco Private Government Fund, 5.10%(f)(g)(h)	10,674,784	10,674,784
Invesco Private Prime Fund, 5.22%(f)(g)(h)	27,459,382	27,456,635
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $38,134,931)		38,131,419
TOTAL INVESTMENTS IN SECURITIES-120.52% (Cost $227,192,740)		223,184,734
OTHER ASSETS LESS LIABILITIES-(20.52)%		(38,004,147)
NET ASSETS-100.00%		$185,180,587

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)—(continued)
May 31, 2023
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust
Rts.	-Rights

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2023.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at May 31, 2023 represented less than 1% of the Fund’s Net Assets.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$196,134	$2,566,237	$(2,762,371)	$-	$-	$-	$1,465
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,047,410	35,112,771	(29,485,397)	-	-	10,674,784	206,938*
Invesco Private Prime Fund	12,979,055	81,191,328	(66,708,854)	(4,774)	(120)	27,456,635	557,499*
Total	$18,222,599	$118,870,336	$(98,956,622)	$(4,774)	$(120)	$38,131,419	$765,902

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)
May 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.83%
Communication Services-5.39%
ATN International, Inc.	2,546	$95,551
Cogent Communications Holdings, Inc.	7,090	436,177
Scholastic Corp.	3,122	132,623
Telephone & Data Systems, Inc.	42,360	282,965
		947,316
Consumer Discretionary-8.86%
Ethan Allen Interiors, Inc.	12,744	318,982
M.D.C. Holdings, Inc.	12,951	521,666
PetMed Express, Inc.(b)	25,234	374,220
Sturm Ruger & Co., Inc.	6,656	343,184
		1,558,052
Consumer Staples-14.11%
B&G Foods, Inc.(b)	49,885	639,027
Cal-Maine Foods, Inc.	4,477	212,881
Fresh Del Monte Produce, Inc.	6,422	169,284
Inter Parfums, Inc.	1,380	173,328
Nu Skin Enterprises, Inc., Class A	6,328	210,912
SpartanNash Co.	6,909	158,216
Universal Corp.	8,495	437,917
Vector Group Ltd.	40,963	479,677
		2,481,242
Energy-2.72%
Archrock, Inc.	53,019	477,171
Financials-23.25%
Apollo Commercial Real Estate Finance, Inc.(b)	47,282	477,075
ARMOUR Residential REIT, Inc.(b)	114,697	575,779
Ellington Financial, Inc.	45,150	566,181
New York Mortgage Trust, Inc.(b)	55,834	545,498
PennyMac Mortgage Investment Trust(b)	42,411	493,664
Ready Capital Corp.(b)	49,532	500,769
Redwood Trust, Inc.(b)	74,436	440,661
Two Harbors Investment Corp.(b)	39,204	487,698
		4,087,325
Health Care-2.32%
Phibro Animal Health Corp., Class A	17,975	239,067
US Physical Therapy, Inc.(b)	1,659	169,467
		408,534
Industrials-12.03%
CSG Systems International, Inc.	2,421	116,160
Deluxe Corp.	27,703	421,640
Greenbrier Cos., Inc. (The)	8,715	236,787
Healthcare Services Group, Inc.	40,699	549,843
HNI Corp.	11,432	291,516
Resources Connection, Inc.	13,773	210,451
Trinity Industries, Inc.	8,547	180,769
TTEC Holdings, Inc.	3,400	107,848
		2,115,014
	Shares	Value
Information Technology-3.20%
Adeia, Inc.	14,882	$145,993
Benchmark Electronics, Inc.	6,528	154,126
InterDigital, Inc.(b)	3,153	261,825
		561,944
Materials-5.94%
Mativ Holdings, Inc., Class A	23,567	354,919
Mercer International, Inc. (Germany)(b)	15,893	137,633
Myers Industries, Inc.	7,924	148,179
SunCoke Energy, Inc.	26,729	181,490
Tredegar Corp.(b)	31,608	222,204
		1,044,425
Real Estate-13.97%
Brandywine Realty Trust	111,384	434,398
Easterly Government Properties, Inc.(b)	36,163	501,942
Global Net Lease, Inc.	48,593	467,465
Hudson Pacific Properties, Inc.(b)	68,638	320,540
Office Properties Income Trust(b)	43,289	313,412
Outfront Media, Inc.	29,232	418,602
		2,456,359
Utilities-8.04%
American States Water Co.	1,303	115,732
Avista Corp.	7,207	298,009
California Water Service Group	2,017	114,788
Chesapeake Utilities Corp.	1,088	138,938
Middlesex Water Co.	1,401	113,985
Northwest Natural Holding Co.	6,239	266,405
SJW Group	1,718	131,479
Unitil Corp.	4,445	234,207
		1,413,543
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.83% (Cost $24,333,572)		17,550,925
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-20.49%
Invesco Private Government Fund, 5.10%(c)(d)(e)	910,796	910,796
Invesco Private Prime Fund, 5.22%(c)(d)(e)	2,692,592	2,692,323
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,603,489)		3,603,119
TOTAL INVESTMENTS IN SECURITIES-120.32% (Cost $27,937,061)		21,154,044
OTHER ASSETS LESS LIABILITIES-(20.32)%		(3,572,996)
NET ASSETS-100.00%		$17,581,048
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)—(continued)
May 31, 2023
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2023.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$683,186	$(683,186)	$-	$-	$-	$348
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	993,717	10,801,678	(10,884,599)	-	-	910,796	34,585*
Invesco Private Prime Fund	2,555,685	25,610,619	(25,473,484)	(447)	(50)	2,692,323	94,000*
Total	$3,549,402	$37,095,483	$(37,041,269)	$(447)	$(50)	$3,603,119	$128,933

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Low Volatility ETF (XSLV)
May 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-1.55%
Cogent Communications Holdings, Inc.	54,222	$3,335,738
Marcus Corp. (The)(b)	222,362	3,397,691
		6,733,429
Consumer Discretionary-1.54%
Strategic Education, Inc.(b)	44,130	3,482,298
Sturm Ruger & Co., Inc.	62,130	3,203,423
		6,685,721
Consumer Staples-8.02%
Central Garden & Pet Co., Class A(c)	98,583	3,386,326
Edgewell Personal Care Co.	77,437	3,016,171
Fresh Del Monte Produce, Inc.	126,761	3,341,420
Hostess Brands, Inc.(b)(c)	145,565	3,621,657
J&J Snack Foods Corp.	22,556	3,472,496
John B. Sanfilippo & Son, Inc.	31,770	3,692,627
PriceSmart, Inc.	46,849	3,395,616
Tootsie Roll Industries, Inc.(b)	104,380	4,078,127
Universal Corp.	75,688	3,901,716
USANA Health Sciences, Inc.(c)	49,473	3,001,527
		34,907,683
Financials-36.47%
AMERISAFE, Inc.(b)	66,065	3,373,279
Banner Corp.	81,121	3,510,106
Berkshire Hills Bancorp, Inc.	171,395	3,505,028
Brookline Bancorp, Inc.	469,984	3,863,269
Capitol Federal Financial, Inc.	650,664	3,890,971
City Holding Co.(b)	55,754	4,805,437
Community Bank System, Inc.(b)	78,018	3,857,210
CVB Financial Corp.(b)	287,467	3,452,479
Employers Holdings, Inc.	94,864	3,430,282
EVERTEC, Inc.	98,491	3,395,970
First Bancorp/Southern Pines NC(b)	127,626	3,841,543
First Commonwealth Financial Corp.(b)	306,457	3,876,681
First Financial Bancorp	197,392	3,742,552
Hanmi Financial Corp.	232,933	3,354,235
Heritage Financial Corp.	223,417	3,652,868
Hope Bancorp, Inc.(b)	429,864	3,447,509
Horace Mann Educators Corp.(b)	110,530	3,321,427
Independent Bank Corp.	84,510	3,730,271
Independent Bank Group, Inc.	105,459	3,519,167
Lakeland Financial Corp.(b)	81,352	4,086,311
National Bank Holdings Corp., Class A	111,246	3,329,593
NBT Bancorp, Inc.	115,097	3,861,504
Northfield Bancorp, Inc.	433,348	4,433,150
Northwest Bancshares, Inc.(b)	411,400	4,323,814
OFG Bancorp	157,670	3,825,074
Park National Corp.(b)	35,947	3,549,766
PRA Group, Inc.(b)(c)	232,586	4,349,358
Preferred Bank	83,349	3,844,056
Provident Financial Services, Inc.(b)	242,853	3,856,506
Radian Group, Inc.(b)	142,556	3,640,880
Renasant Corp.(b)	149,284	3,899,298
S&T Bancorp, Inc.	153,537	4,117,862
Safety Insurance Group, Inc.	60,016	4,370,365
Southside Bancshares, Inc.	150,376	3,984,964
Stellar Bancorp, Inc.(b)	151,203	3,516,982
Tompkins Financial Corp.(b)	74,029	3,871,717
TrustCo Bank Corp.	146,175	4,038,815
Trustmark Corp.	174,216	3,637,630
United Community Banks, Inc.(b)	148,592	3,359,665
	Shares	Value
Financials-(continued)
Washington Federal, Inc.(b)	137,869	$3,585,973
Westamerica Bancorporation	111,418	4,214,943
WisdomTree, Inc.	515,298	3,504,026
		158,772,536
Health Care-6.30%
CorVel Corp.(c)	16,621	3,248,408
Ensign Group, Inc. (The)	40,571	3,594,996
HealthStream, Inc.	166,461	3,831,932
Ironwood Pharmaceuticals, Inc.(b)(c)	327,718	3,565,572
Merit Medical Systems, Inc.(c)	39,705	3,271,692
NextGen Healthcare, Inc.(c)	191,065	2,974,882
Prestige Consumer Healthcare, Inc.(b)(c)	70,445	4,031,568
Supernus Pharmaceuticals, Inc.(c)	88,349	2,927,886
		27,446,936
Industrials-12.13%
ABM Industries, Inc.	75,134	3,317,917
Alamo Group, Inc.	18,397	3,062,365
Albany International Corp., Class A	38,684	3,285,045
Brady Corp., Class A	82,209	3,919,725
CSG Systems International, Inc.	72,448	3,476,055
ESCO Technologies, Inc.(b)	33,496	3,014,640
Federal Signal Corp.	66,130	3,504,229
Franklin Electric Co., Inc.	39,129	3,559,174
Granite Construction, Inc.(b)	90,133	3,261,913
Heartland Express, Inc.(b)	233,976	3,650,026
Matthews International Corp., Class A	85,091	3,276,003
Moog, Inc., Class A	39,710	3,860,209
National Presto Industries, Inc.	53,977	4,023,446
Standex International Corp.	26,380	3,592,692
UniFirst Corp.	23,497	4,020,572
		52,824,011
Information Technology-5.81%
Badger Meter, Inc.	23,208	3,199,687
Benchmark Electronics, Inc.	152,453	3,599,415
Insight Enterprises, Inc.(b)(c)	29,991	4,055,383
Methode Electronics, Inc.	78,412	3,375,637
OSI Systems, Inc.(b)(c)	29,760	3,541,737
PC Connection, Inc.	78,773	3,542,422
Progress Software Corp.	66,703	4,002,180
		25,316,461
Materials-4.74%
Balchem Corp.	28,179	3,483,770
H.B. Fuller Co.	50,564	3,182,498
Hawkins, Inc.	78,177	3,669,628
Innospec, Inc.	39,079	3,609,336
Stepan Co.	40,928	3,763,330
Tredegar Corp.(b)	414,221	2,911,974
		20,620,536
Real Estate-16.63%
Alexander & Baldwin, Inc.	190,388	3,487,908
American Assets Trust, Inc.	174,225	3,318,986
Armada Hoffler Properties, Inc.	301,041	3,323,493
CareTrust REIT, Inc.(b)	183,566	3,561,180
Centerspace	58,614	3,447,089
Community Healthcare Trust, Inc.	112,602	3,693,346
Easterly Government Properties, Inc.	276,515	3,838,028
Elme Communities	233,961	3,535,151
Essential Properties Realty Trust, Inc.	149,347	3,573,874
Four Corners Property Trust, Inc.	168,657	4,334,485
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Low Volatility ETF (XSLV)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Real Estate-(continued)
Getty Realty Corp.(b)	122,198	$4,187,725
Global Net Lease, Inc.(b)	302,470	2,909,761
JBG SMITH Properties, (Acquired 05/19/2023; Cost $3,250,336)(b)(d)	214,028	3,030,637
LTC Properties, Inc.(b)	126,945	4,076,204
LXP Industrial Trust	355,360	3,674,422
Retail Opportunity Investments Corp.	275,593	3,362,235
Saul Centers, Inc.	98,434	3,328,054
Universal Health Realty Income Trust	85,231	3,722,890
Urstadt Biddle Properties, Inc., Class A	234,355	4,534,769
Whitestone REIT	395,072	3,468,732
		72,408,969
Utilities-6.71%
American States Water Co.	40,534	3,600,230
Avista Corp.	88,613	3,664,148
California Water Service Group(b)	65,266	3,714,288
Chesapeake Utilities Corp.	29,435	3,758,849
Middlesex Water Co.(b)	46,388	3,774,128
Northwest Natural Holding Co.	88,627	3,784,373
SJW Group(b)	50,916	3,896,601
Unitil Corp.	57,580	3,033,890
		29,226,507
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $511,494,944)		434,942,789
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-17.05%
Invesco Private Government Fund, 5.10%(e)(f)(g)	20,762,947	$20,762,947
Invesco Private Prime Fund, 5.22%(e)(f)(g)	53,492,217	53,486,867
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $74,257,053)		74,249,814
TOTAL INVESTMENTS IN SECURITIES-116.95% (Cost $585,751,997)		509,192,603
OTHER ASSETS LESS LIABILITIES-(16.95)%		(73,816,552)
NET ASSETS-100.00%		$435,376,051

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2023.
(c)	Non-income producing security.
(d)	Restricted security. The value of this security at May 31, 2023 represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$18,567,378	$(18,567,378)	$-	$-	$-	$9,789
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	26,145,358	163,504,353	(168,886,764)	-	-	20,762,947	750,105*
Invesco Private Prime Fund	67,155,529	335,688,388	(349,349,017)	(12,260)	4,227	53,486,867	2,052,565*
Total	$93,300,887	$517,760,119	$(536,803,159)	$(12,260)	$4,227	$74,249,814	$2,812,459

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Low Volatility ETF (XSLV)—(continued)
May 31, 2023
(Unaudited)
(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Quality ETF (XSHQ)
May 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Consumer Discretionary-16.01%
Academy Sports & Outdoors, Inc.(b)	14,482	$709,039
Adtalem Global Education, Inc.(c)	7,808	324,032
Buckle, Inc. (The)(b)	7,588	233,027
Caleres, Inc.	7,986	137,838
Cavco Industries, Inc.(b)(c)	1,134	282,343
Chico’s FAS, Inc.(b)(c)	25,262	114,689
Children’s Place, Inc. (The)(b)(c)	2,688	40,401
Designer Brands, Inc., Class A	12,646	79,290
Ethan Allen Interiors, Inc.	5,189	129,881
Genesco, Inc.(c)	2,490	44,895
Haverty Furniture Cos., Inc.	2,292	60,486
Kontoor Brands, Inc.(b)	7,803	305,566
MarineMax, Inc.(b)(c)	3,651	103,579
Monarch Casino & Resort, Inc.	2,295	148,923
Movado Group, Inc.	3,057	77,801
Oxford Industries, Inc.(b)	2,662	266,040
Perdoceo Education Corp.(c)	13,531	159,531
PetMed Express, Inc.(b)	3,009	44,623
Ruth’s Hospitality Group, Inc.	5,377	115,229
Signet Jewelers Ltd.(b)	7,079	449,446
Sonos, Inc.(c)	21,197	307,992
Steven Madden Ltd.	14,693	458,569
Tri Pointe Homes, Inc.(b)(c)	14,978	437,507
Winnebago Industries, Inc.(b)	5,835	324,659
Zumiez, Inc.(b)(c)	2,897	46,555
		5,401,941
Consumer Staples-4.62%
Cal-Maine Foods, Inc.	6,273	298,281
John B. Sanfilippo & Son, Inc.	1,683	195,615
Medifast, Inc.(b)	2,009	158,108
National Beverage Corp.(b)(c)	6,009	296,965
USANA Health Sciences, Inc.(c)	1,864	113,089
WD-40 Co.(b)	2,624	497,642
		1,559,700
Energy-7.65%
Callon Petroleum Co.(c)	10,522	322,289
CONSOL Energy, Inc.	8,112	437,723
Dorian LPG Ltd.	4,925	113,669
Par Pacific Holdings, Inc.(c)	15,399	328,307
REX American Resources Corp.(c)	3,890	128,137
RPC, Inc.	15,039	100,009
SM Energy Co.	36,235	952,618
Talos Energy, Inc.(c)	16,050	197,575
		2,580,327
Financials-13.35%
American Equity Investment Life Holding Co.	18,009	710,455
Bancorp, Inc. (The)(b)(c)	9,140	282,060
Central Pacific Financial Corp.	3,945	57,636
Customers Bancorp, Inc.(b)(c)	4,891	112,591
Donnelley Financial Solutions, Inc.(c)	5,239	232,350
EVERTEC, Inc.	16,776	578,436
First Bancorp	36,784	410,509
Hanmi Financial Corp.	4,780	68,832
Lakeland Financial Corp.(b)	4,687	235,428
NMI Holdings, Inc., Class A(c)	14,382	361,707
OFG Bancorp	7,717	187,214
Pathward Financial, Inc.	5,162	226,818
Piper Sandler Cos.	2,040	259,835
Preferred Bank(b)	2,198	101,372
	Shares	Value
Financials-(continued)
Stellar Bancorp, Inc.(b)	8,529	$198,385
Virtus Investment Partners, Inc.(b)	961	183,340
Westamerica Bancorporation(b)	4,673	176,780
WisdomTree, Inc.(b)	17,862	121,462
		4,505,210
Health Care-10.25%
AMN Healthcare Services, Inc.(b)(c)	9,278	881,039
Amphastar Pharmaceuticals, Inc.(c)	5,814	257,967
Apollo Medical Holdings, Inc.(b)(c)	5,685	179,760
Catalyst Pharmaceuticals, Inc.(c)	17,509	202,229
Corcept Therapeutics, Inc.(b)(c)	22,561	529,958
CorVel Corp.(c)	1,846	360,782
Dynavax Technologies Corp.(c)	37,605	429,825
Eagle Pharmaceuticals, Inc.(c)	1,738	36,064
Enhabit, Inc.(c)	11,336	121,975
Harmony Biosciences Holdings, Inc.(c)	5,442	188,184
Innoviva, Inc.(b)(c)	12,086	163,040
iTeos Therapeutics, Inc.(c)	6,698	109,044
		3,459,867
Industrials-23.95%
Albany International Corp., Class A	4,575	388,509
Apogee Enterprises, Inc.	3,857	142,362
Applied Industrial Technologies, Inc.	6,114	751,777
ArcBest Corp.	4,025	337,215
Boise Cascade Co.	9,253	664,550
CoreCivic, Inc.(c)	19,682	169,659
Encore Wire Corp.(b)	3,607	590,358
Forrester Research, Inc.(c)	1,806	51,832
Forward Air Corp.	4,383	426,334
Heartland Express, Inc.(b)	7,630	119,028
Heidrick & Struggles International, Inc.	4,187	101,535
Hillenbrand, Inc.(b)	10,617	509,298
Hub Group, Inc., Class A(c)	5,854	430,620
Insteel Industries, Inc.	3,863	115,620
Korn Ferry	9,447	444,009
Liquidity Services, Inc.(c)	7,369	111,493
Marten Transport Ltd.	8,939	189,060
Matson, Inc.	9,152	625,356
Mueller Industries, Inc.(b)	12,485	927,136
MYR Group, Inc.(c)	2,614	333,285
National Presto Industries, Inc.(b)	771	57,470
Quanex Building Products Corp.	5,391	113,265
Resources Connection, Inc.	5,177	79,105
Titan International, Inc.(c)	11,018	108,968
Veritiv Corp.	2,799	295,546
		8,083,390
Information Technology-18.69%
Advanced Energy Industries, Inc.	5,827	571,920
Alpha & Omega Semiconductor Ltd.(b)(c)	6,063	167,885
Axcelis Technologies, Inc.(b)(c)	6,826	1,075,436
Badger Meter, Inc.	4,410	608,007
Cohu, Inc.(c)	6,860	263,012
CTS Corp.(b)	4,998	228,259
Diodes, Inc.(c)	8,225	738,934
Extreme Networks, Inc.(c)	24,565	506,039
Fabrinet (Thailand)(b)(c)	6,015	681,018
InterDigital, Inc.(b)	4,970	412,709
Kulicke & Soffa Industries, Inc. (Singapore)(b)	11,683	617,797
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Quality ETF (XSHQ)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Information Technology-(continued)
MaxLinear, Inc.(c)	11,320	$330,657
ScanSource, Inc.(c)	3,637	104,600
		6,306,273
Materials-4.55%
AdvanSix, Inc.	4,643	152,755
Century Aluminum Co.(b)(c)	9,347	73,281
FutureFuel Corp.	3,949	33,527
Mercer International, Inc. (Germany)(b)	7,049	61,044
O-I Glass, Inc.(c)	24,856	515,016
SunCoke Energy, Inc.	12,085	82,057
TimkenSteel Corp.(b)(c)	7,575	129,002
Tredegar Corp.	4,345	30,545
Warrior Met Coal, Inc.(b)	14,021	459,609
		1,536,836
Real Estate-0.80%
Marcus & Millichap, Inc.(b)	4,797	140,792
Universal Health Realty Income Trust(b)	2,947	128,725
		269,517
Total Common Stocks & Other Equity Interests (Cost $34,203,149)		33,703,061
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 5.04%(d)(e) (Cost $3,597)	3,597	3,597
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $34,206,746)		33,706,658
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-22.74%
Invesco Private Government Fund, 5.10%(d)(e)(f)	2,148,194	$2,148,194
Invesco Private Prime Fund, 5.22%(d)(e)(f)	5,525,992	5,525,439
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,674,513)		7,673,633
TOTAL INVESTMENTS IN SECURITIES-122.62% (Cost $41,881,259)		41,380,291
OTHER ASSETS LESS LIABILITIES-(22.62)%		(7,632,233)
NET ASSETS-100.00%		$33,748,058

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2023.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$30,502	$491,158	$(518,063)	$-	$-	$3,597	$388
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,816,125	15,435,202	(15,103,133)	-	-	2,148,194	56,753*
Invesco Private Prime Fund	4,670,036	31,138,767	(30,281,537)	(1,044)	(783)	5,525,439	154,142*
Total	$6,516,663	$47,065,127	$(45,902,733)	$(1,044)	$(783)	$7,677,230	$211,283

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Quality ETF (XSHQ)—(continued)
May 31, 2023
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
May 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2023 for each Fund (except for S&P 500 Minimum Variance ETF and S&P 500® Momentum ETF). As of May 31, 2023, all of the securities in S&P 500 Minimum Variance ETF and S&P 500® Momentum ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco ESG S&P 500 Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$10,741,254	$-	$-	$10,741,254
Money Market Funds	-	736,867	-	736,867
Total Investments	$10,741,254	$736,867	$-	$11,478,121
Invesco Russell 1000 Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$532,620,224	$-	$141,042	$532,761,266
Money Market Funds	-	80,866,177	-	80,866,177
Total Investments	$532,620,224	$80,866,177	$141,042	$613,627,443
Invesco S&P 500® Enhanced Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$88,330,732	$-	$-	$88,330,732
Money Market Funds	-	446,208	-	446,208
Total Investments	$88,330,732	$446,208	$-	$88,776,940
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$47,288,806	$-	$-	$47,288,806
Money Market Funds	-	1,996,216	-	1,996,216
Total Investments	$47,288,806	$1,996,216	$-	$49,285,022
Invesco S&P 500® High Beta ETF
Investments in Securities
Common Stocks & Other Equity Interests	$497,460,985	$-	$-	$497,460,985
Money Market Funds	-	53,486,592	-	53,486,592
Total Investments	$497,460,985	$53,486,592	$-	$550,947,577

	Level 1	Level 2	Level 3	Total
Invesco S&P 500® High Dividend Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$3,128,966,624	$-	$-	$3,128,966,624
Money Market Funds	-	163,782,145	-	163,782,145
Total Investments	$3,128,966,624	$163,782,145	$-	$3,292,748,769
Invesco S&P 500® Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$9,138,997,496	$-	$-	$9,138,997,496
Money Market Funds	-	119,599,882	-	119,599,882
Total Investments	$9,138,997,496	$119,599,882	$-	$9,258,597,378
Invesco S&P 500 QVM Multi-factor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$889,434,797	$-	$-	$889,434,797
Money Market Funds	-	20,828,533	-	20,828,533
Total Investments	$889,434,797	$20,828,533	$-	$910,263,330
Invesco S&P MidCap 400 QVM Multi-factor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$241,612,684	$-	$-	$241,612,684
Money Market Funds	37,299	31,103,499	-	31,140,798
Total Investments	$241,649,983	$31,103,499	$-	$272,753,482
Invesco S&P MidCap Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$925,278,570	$-	$-	$925,278,570
Money Market Funds	-	64,478,552	-	64,478,552
Total Investments	$925,278,570	$64,478,552	$-	$989,757,122
Invesco S&P SmallCap 600 QVM Multi-factor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$185,053,315	$-	$0	$185,053,315
Money Market Funds	-	38,131,419	-	38,131,419
Total Investments	$185,053,315	$38,131,419	$0	$223,184,734
Invesco S&P SmallCap High Dividend Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$17,550,925	$-	$-	$17,550,925
Money Market Funds	-	3,603,119	-	3,603,119
Total Investments	$17,550,925	$3,603,119	$-	$21,154,044
Invesco S&P SmallCap Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$434,942,789	$-	$-	$434,942,789
Money Market Funds	-	74,249,814	-	74,249,814
Total Investments	$434,942,789	$74,249,814	$-	$509,192,603
Invesco S&P SmallCap Quality ETF
Investments in Securities
Common Stocks & Other Equity Interests	$33,703,061	$-	$-	$33,703,061
Money Market Funds	3,597	7,673,633	-	7,677,230
Total Investments	$33,706,658	$7,673,633	$-	$41,380,291